UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6200

Schwab Investments

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments.

Schwab Investments
Schwab Short-Term Bond Market Fund™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
95.1%	Treasuries	208,021,002	207,609,420
4.6%	Government Related	10,121,307	10,130,576
0.4%	Other Investment Company	769,396	769,396
100.1%	Total Investments	218,911,705	218,509,392
(0.1%)	Other Assets and Liabilities, Net		(234,143)
100.0%	Net Assets		218,275,249

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 95.1% of net assets
Notes
1.00%, 08/15/18	12,662,100	12,633,408
4.00%, 08/15/18	5,678,600	5,868,254
1.50%, 08/31/18	3,312,100	3,324,262
1.25%, 10/31/18	9,456,600	9,461,404
1.25%, 11/15/18	1,417,200	1,417,754
1.25%, 11/30/18	1,889,700	1,890,216
1.25%, 12/15/18	1,889,700	1,890,254
1.50%, 12/31/18	1,653,500	1,660,217
1.13%, 02/28/19	1,800,000	1,796,204
0.88%, 04/15/19	2,111,700	2,096,646
1.25%, 04/30/19	2,500,000	2,498,780
1.63%, 04/30/19	2,906,900	2,926,885
0.88%, 05/15/19	6,500,000	6,450,106
1.13%, 05/31/19	6,724,200	6,704,370
1.25%, 05/31/19	1,400,000	1,399,262
1.50%, 05/31/19	2,000,000	2,008,790
0.88%, 06/15/19	2,884,500	2,860,893
1.63%, 06/30/19	3,275,900	3,298,677
0.88%, 07/31/19	1,889,700	1,872,906
1.63%, 08/31/19	3,934,500	3,962,396
0.88%, 09/15/19	1,534,500	1,519,336
1.00%, 09/30/19	2,834,500	2,814,072
1.25%, 10/31/19	944,800	943,047
1.50%, 10/31/19	1,228,300	1,233,386
1.50%, 11/30/19	670,700	673,137
3.63%, 02/15/20	10,165,500	10,769,077
1.38%, 03/31/20	5,000,000	4,996,095
1.50%, 04/15/20	4,900,000	4,911,294
1.13%, 04/30/20	2,400,000	2,380,219
1.38%, 04/30/20	5,700,000	5,691,541
1.50%, 05/31/20	7,500,000	7,511,865
2.63%, 08/15/20	8,500,000	8,800,823
1.38%, 08/31/20	1,300,000	1,294,872
1.38%, 10/31/20	2,834,500	2,819,055
2.63%, 11/15/20	1,889,700	1,958,275
1.63%, 11/30/20	2,551,000	2,557,926
1.75%, 12/31/20	2,834,500	2,852,715
2.38%, 12/31/20	2,206,900	2,269,832
3.63%, 02/15/21	1,370,000	1,470,903
1.13%, 02/28/21	7,180,700	7,057,422
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 02/28/21	1,606,200	1,630,794
1.25%, 03/31/21	1,889,700	1,864,786
2.25%, 03/31/21	1,747,900	1,789,822
1.38%, 04/30/21	2,834,500	2,808,425
1.38%, 05/31/21	2,162,100	2,140,436
1.13%, 06/30/21	2,362,100	2,313,521
1.13%, 07/31/21	4,196,600	4,106,193
2.25%, 07/31/21	1,842,400	1,885,726
2.13%, 08/15/21	2,343,200	2,387,409
1.13%, 08/31/21	2,645,500	2,586,132
1.13%, 09/30/21	5,026,600	4,908,596
1.25%, 10/31/21	1,878,600	1,842,899
2.00%, 10/31/21	1,464,500	1,483,007
2.00%, 11/15/21	5,000,000	5,066,310
2.00%, 12/31/21	1,170,400	1,184,778
1.50%, 01/31/22	2,789,700	2,761,041
1.88%, 01/31/22	1,000,000	1,006,348
1.75%, 03/31/22	300,000	299,965
1.88%, 03/31/22	600,000	603,539
1.75%, 04/30/22	2,400,000	2,398,922
1.88%, 04/30/22	7,700,000	7,743,613
1.75%, 05/31/22	4,250,000	4,250,582
Total Treasuries
(Cost $208,021,002)		207,609,420

Government Related 4.6% of net assets

Agency 4.6%
U.S. 4.6%
Fannie Mae
1.13%, 10/19/18	850,000	848,846
1.75%, 06/20/19	945,000	952,358
1.75%, 09/12/19	1,181,000	1,190,656
1.75%, 11/26/19	1,228,000	1,238,105
1.25%, 08/17/21	472,000	463,532
Federal Home Loan Bank
0.88%, 06/29/18	945,000	940,892
2.00%, 09/14/18	940,000	948,914
Freddie Mac
1.10%, 09/13/18 (a)	945,000	942,470
0.88%, 10/12/18	1,181,000	1,175,326
1.75%, 05/30/19	1,417,000	1,429,477
Total Government Related
(Cost $10,121,307)		10,130,576

1

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (b)	769,396	769,396
Total Other Investment Company
(Cost $769,396)		769,396

End of Investments.

At 05/31/17, the tax basis cost of the fund's investments was $218,960,346 and the unrealized appreciation and depreciation were $271,774 and ($722,728), respectively, with a net unrealized depreciation of ($450,954).
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Treasuries	$—	$207,609,420	$—	$207,609,420
Government Related[1]	—	10,130,576	—	10,130,576
Other Investment Company[1]	769,396	—	—	769,396
Total	$769,396	$217,739,996	$—	$218,509,392
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
2

Schwab Investments
Schwab Intermediate-Term Bond Fund™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
22.1%	Corporates	70,466,783	71,551,019
38.9%	Treasuries	125,842,369	125,866,604
3.7%	Government Related	11,941,907	12,078,196
38.3%	Securitized	122,480,436	124,152,692
4.0%	Other Investment Company	13,057,084	13,057,084
107.0%	Total Investments	343,788,579	346,705,595
(1.4%)	TBA Sale Commitments	(4,388,906)	(4,400,547)
(5.6%)	Other Assets and Liabilities, Net		(18,208,896)
100.0%	Net Assets		324,096,152

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 22.1% of net assets

Financial Institutions 9.0%
Banking 6.9%
American Express Co.
3.63%, 12/05/24 (b)	750,000	775,257
American Express Credit Corp.
2.20%, 03/03/20 (b)	500,000	503,758
Bank of America Corp.
5.65%, 05/01/18	750,000	776,077
3.30%, 01/11/23 (g)	1,750,000	1,782,569
Barclays Bank PLC
6.05%, 12/04/17 (c)	750,000	765,547
BNP Paribas SA
2.38%, 09/14/17	1,000,000	1,002,778
Capital One Financial Corp.
3.05%, 03/09/22 (b)	750,000	759,170
Citigroup, Inc.
2.70%, 03/30/21	1,000,000	1,008,873
4.45%, 09/29/27	500,000	521,866
Deutsche Bank AG
1.88%, 02/13/18	1,000,000	1,000,091
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	253,330
HSBC Holdings PLC
5.10%, 04/05/21	750,000	820,850
4.30%, 03/08/26	500,000	534,187
ING Bank NV
1.80%, 03/16/18 (c)	1,000,000	1,001,900
JPMorgan Chase & Co.
2.40%, 06/07/21 (b)	2,000,000	2,004,396
3.30%, 04/01/26 (b)	500,000	498,635
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	500,000	526,378
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mizuho Financial Group, Inc.
2.95%, 02/28/22	400,000	404,804
Morgan Stanley
5.63%, 09/23/19	500,000	538,992
2.50%, 04/21/21	1,000,000	1,002,223
PNC Bank NA
2.55%, 12/09/21 (b)	1,000,000	1,010,844
Santander Holdings USA, Inc.
3.70%, 03/28/22 (b)	550,000	555,955
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	750,000	752,014
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	500,000	509,255
Svenska Handelsbanken AB
2.40%, 10/01/20	100,000	100,713
The Goldman Sachs Group, Inc.
2.63%, 04/25/21 (b)	1,500,000	1,508,647
3.00%, 04/26/22 (b)	500,000	506,599
Wells Fargo & Co.
2.50%, 03/04/21	1,000,000	1,007,996
		22,433,704
Brokerage/Asset Managers/Exchanges 0.1%
Nomura Holdings, Inc.
2.75%, 03/19/19	250,000	252,616
Finance Companies 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.95%, 02/01/22 (b)	873,000	914,180
Air Lease Corp.
3.63%, 04/01/27 (b)	250,000	251,831
		1,166,011
Insurance 0.9%
Humana, Inc.
3.95%, 03/15/27 (b)	650,000	678,721
MetLife, Inc.
7.72%, 02/15/19	500,000	548,612
Prudential Financial, Inc.
4.50%, 11/15/20	500,000	538,186
5.20%, 03/15/44 (a)(b)	1,000,000	1,057,500
		2,823,019
REITs 0.8%
ProLogis LP
3.75%, 11/01/25 (b)	500,000	525,193
Realty Income Corp.
3.00%, 01/15/27 (b)	750,000	716,997

1

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Simon Property Group LP
2.35%, 01/30/22 (b)	500,000	497,205
Welltower, Inc.
4.25%, 04/01/26 (b)	750,000	788,901
		2,528,296
		29,203,646

Industrial 11.9%
Basic Industry 0.9%
Airgas, Inc.
3.05%, 08/01/20 (b)	500,000	514,573
Barrick Gold Corp.
4.10%, 05/01/23	500,000	544,889
Packaging Corp. of America
3.65%, 09/15/24 (b)	350,000	359,623
The Sherwin-Williams Co.
2.75%, 06/01/22 (b)	650,000	655,076
Westlake Chemical Corp.
4.88%, 05/15/23 (b)	664,000	694,009
		2,768,170
Capital Goods 0.8%
Fortive Corp.
3.15%, 06/15/26 (b)(c)	500,000	503,051
Roper Technologies, Inc.
2.80%, 12/15/21 (b)	250,000	253,615
United Technologies Corp.
1.95%, 11/01/21 (b)	500,000	496,180
Vulcan Materials Co.
7.50%, 06/15/21	850,000	1,009,680
3.90%, 04/01/27 (b)	300,000	307,560
		2,570,086
Communications 1.5%
American Tower Corp.
3.30%, 02/15/21 (b)	750,000	770,727
AT&T, Inc.
2.38%, 11/27/18 (g)	200,000	201,654
5.20%, 03/15/20	250,000	270,000
5.00%, 03/01/21	350,000	380,764
3.00%, 06/23/22 (b)	500,000	503,556
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (b)(c)	250,000	268,565
Cox Communications, Inc.
3.35%, 09/15/26 (b)(c)	500,000	495,584
Crown Castle International Corp.
4.88%, 04/15/22	500,000	548,459
Discovery Communications LLC
4.90%, 03/11/26 (b)	400,000	422,346
Grupo Televisa S.A.B.
6.00%, 05/15/18	500,000	519,088
Omnicom Group, Inc.
3.60%, 04/15/26 (b)	250,000	255,001
Verizon Communications, Inc.
3.50%, 11/01/24 (b)	250,000	253,959
		4,889,703
Consumer Cyclical 2.0%
Costco Wholesale Corp.
2.15%, 05/18/21 (b)	250,000	251,268
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CVS Pass-Through Trust
7.51%, 01/10/32 (c)	823,162	1,030,974
eBay, Inc.
2.75%, 01/30/23 (b)(f)	500,000	501,086
Ford Motor Credit Co., LLC
5.00%, 05/15/18	1,000,000	1,029,371
2.02%, 05/03/19	400,000	398,528
General Motors Financial Co., Inc.
3.20%, 07/06/21 (b)	500,000	505,378
Nordstrom, Inc.
4.00%, 03/15/27 (b)	850,000	854,024
QVC, Inc.
5.13%, 07/02/22	1,000,000	1,060,723
Toyota Motor Credit Corp.
1.55%, 10/18/19	300,000	298,498
Visa, Inc.
2.20%, 12/14/20 (b)	500,000	504,885
		6,434,735
Consumer Non-Cyclical 2.7%
Abbott Laboratories
2.35%, 11/22/19	250,000	251,703
3.40%, 11/30/23 (b)	1,000,000	1,024,546
AbbVie, Inc.
3.20%, 11/06/22 (b)	500,000	513,146
Altria Group, Inc.
4.75%, 05/05/21	500,000	547,376
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (b)	500,000	508,162
3.70%, 02/01/24	250,000	263,063
AstraZeneca PLC
2.38%, 11/16/20	250,000	252,817
Becton Dickinson & Co.
3.36%, 06/06/24 (b)(f)	500,000	502,686
Biogen, Inc.
3.63%, 09/15/22	500,000	525,800
4.05%, 09/15/25 (b)	500,000	529,574
Bristol-Myers Squibb Co.
1.60%, 02/27/19	500,000	499,728
Celgene Corp.
3.55%, 08/15/22	500,000	523,358
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/27 (b)	500,000	509,294
Eli Lilly & Co.
2.35%, 05/15/22	500,000	503,977
Gilead Sciences, Inc.
2.35%, 02/01/20	500,000	506,079
Kraft Heinz Foods Co.
2.00%, 07/02/18	750,000	752,367
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	250,000	247,083
The JM Smucker Co.
2.50%, 03/15/20	250,000	253,358
		8,714,117
Energy 2.1%
Apache Corp.
3.25%, 04/15/22 (b)	250,000	255,692
Boardwalk Pipelines LP
4.95%, 12/15/24 (b)	500,000	537,824
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.15%, 08/15/26 (b)(c)	250,000	250,869

2

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Enable Midstream Partners LP
4.40%, 03/15/27 (b)	500,000	507,655
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	1,000,000	1,058,243
Encana Corp.
3.90%, 11/15/21 (b)	500,000	519,612
EOG Resources, Inc.
4.10%, 02/01/21	250,000	265,016
Exxon Mobil Corp.
2.22%, 03/01/21 (b)	500,000	505,406
Husky Energy, Inc.
4.00%, 04/15/24 (b)	1,120,000	1,149,746
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (b)	500,000	560,838
Schlumberger Investment SA
3.65%, 12/01/23 (b)	250,000	264,505
Shell International Finance BV
2.25%, 11/10/20	1,000,000	1,009,293
		6,884,699
Technology 1.7%
CA, Inc.
3.60%, 08/15/22 (b)	500,000	518,221
Dell International LLC/EMC Corp.
3.48%, 06/01/19 (c)	250,000	256,080
6.02%, 06/15/26 (b)(c)	500,000	552,868
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	500,000	507,019
3.60%, 10/15/20 (b)	250,000	260,197
4.90%, 10/15/25 (b)	500,000	529,865
Keysight Technologies, Inc.
4.60%, 04/06/27 (b)	1,000,000	1,054,481
Seagate HDD Cayman
4.25%, 03/01/22 (b)(c)	500,000	504,340
4.75%, 01/01/25	500,000	499,743
Texas Instruments, Inc.
1.85%, 05/15/22 (b)	1,000,000	986,029
		5,668,843
Transportation 0.2%
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	200,000	198,750
Southwest Airlines Co.
2.65%, 11/05/20 (b)	500,000	507,882
		706,632
		38,636,985

Utility 1.2%
Electric 1.1%
Dominion Energy, Inc.
6.40%, 06/15/18 (g)	500,000	523,976
Duke Energy Corp.
5.05%, 09/15/19 (g)	750,000	798,028
Great Plains Energy, Inc.
2.50%, 03/09/20	700,000	707,522
PPL Capital Funding, Inc.
3.50%, 12/01/22 (b)	500,000	518,867
Virginia Electric & Power Co.
5.95%, 09/15/17	400,000	404,958
Security Rate, Maturity Date	Face Amount ($)	Value ($)
WEC Energy Group, Inc.
2.45%, 06/15/20 (b)	500,000	505,740
		3,459,091
Natural Gas 0.1%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	100,000	100,361
Sempra Energy
2.88%, 10/01/22 (b)	150,000	150,936
		251,297
		3,710,388
Total Corporates
(Cost $70,466,783)		71,551,019

Treasuries 38.9% of net assets
Notes
3.88%, 05/15/18 (g)	3,150,000	3,229,304
3.75%, 11/15/18	2,750,000	2,849,957
1.38%, 11/30/18	1,000,000	1,002,109
1.13%, 01/15/19	500,000	499,112
0.75%, 02/15/19 (g)	1,050,000	1,041,284
1.50%, 02/28/19	900,000	903,727
1.00%, 03/15/19	1,750,000	1,741,968
1.63%, 03/31/19	250,000	251,660
1.00%, 06/30/19	1,250,000	1,242,994
1.63%, 06/30/19	1,500,000	1,510,430
1.00%, 08/31/19	1,500,000	1,489,893
1.00%, 09/30/19 (g)	8,250,000	8,190,542
1.75%, 09/30/19 (g)	10,000,000	10,098,440
3.38%, 11/15/19 (g)	6,250,000	6,556,637
1.50%, 11/30/19 (g)	7,950,000	7,978,882
1.25%, 01/31/20 (g)	4,050,000	4,036,396
1.38%, 01/31/20 (g)	3,350,000	3,349,802
3.63%, 02/15/20	2,100,000	2,224,688
1.13%, 03/31/20	600,000	595,441
1.38%, 04/30/20	7,000,000	6,989,612
2.38%, 12/31/20 (g)	500,000	514,258
3.63%, 02/15/21	1,800,000	1,932,574
1.13%, 02/28/21	500,000	491,416
1.25%, 03/31/21	500,000	493,408
2.25%, 04/30/21	500,000	511,856
1.38%, 05/31/21 (g)	500,000	494,990
2.13%, 08/15/21	500,000	509,434
1.88%, 01/31/22	2,150,000	2,163,648
1.75%, 02/28/22	700,000	700,082
1.75%, 03/31/22 (g)	1,150,000	1,149,865
1.75%, 04/30/22	900,000	899,596
2.00%, 07/31/22	500,000	505,078
1.63%, 08/15/22 (g)	2,000,000	1,983,282
1.88%, 08/31/22	600,000	602,227
1.75%, 09/30/22	2,000,000	1,993,124
1.88%, 10/31/22	2,000,000	2,005,078
1.63%, 11/15/22	2,400,000	2,374,406
2.00%, 11/30/22	700,000	705,934
2.13%, 12/31/22 (g)	1,400,000	1,420,234
2.00%, 02/15/23	2,500,000	2,518,457
1.50%, 02/28/23	600,000	587,731
1.50%, 03/31/23 (g)	3,500,000	3,425,145
1.63%, 04/30/23	1,500,000	1,477,149
1.75%, 05/15/23 (g)	3,150,000	3,123,175
1.38%, 06/30/23 (g)	4,800,000	4,651,498
1.38%, 08/31/23	1,750,000	1,692,374
1.38%, 09/30/23	1,500,000	1,449,141
2.75%, 11/15/23	600,000	629,156
2.25%, 01/31/24	2,700,000	2,745,932
2.75%, 02/15/24	1,000,000	1,048,340

3

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 04/30/24	3,400,000	3,398,871
2.50%, 05/15/24	1,600,000	1,651,469
2.13%, 05/15/25	1,400,000	1,401,641
2.00%, 08/15/25	750,000	742,764
1.63%, 05/15/26	1,050,000	1,003,099
1.50%, 08/15/26 (g)	5,900,000	5,563,057
2.00%, 11/15/26	1,550,000	1,524,237
Total Treasuries
(Cost $125,842,369)		125,866,604

Government Related 3.7% of net assets

Agency 1.3%
Foreign 1.3%
Germany 0.6%
Kreditanstalt Fuer Wiederaufbau
1.50%, 02/06/19 (d)	1,000,000	1,001,739
4.00%, 01/27/20 (d)	1,000,000	1,062,934
		2,064,673
Norway 0.5%
Statoil A.S.A.
2.65%, 01/15/24	1,500,000	1,492,494
Republic of Korea 0.2%
Korea Development Bank
3.75%, 01/22/24	500,000	524,132
		4,081,299

Local Authority 0.1%
Foreign 0.1%
Canada 0.1%
Province of British Columbia
2.25%, 06/02/26	500,000	490,051

Sovereign 1.0%
Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	247,750
Colombia 0.1%
Republic of Colombia
4.50%, 01/28/26 (b)	500,000	534,375
Mexico 0.5%
United Mexican States
5.13%, 01/15/20	500,000	544,250
3.63%, 03/15/22	250,000	259,125
4.13%, 01/21/26	750,000	780,375
		1,583,750
Panama 0.0%
Republic of Panama
3.75%, 03/16/25 (b)	100,000	103,375
Philippines 0.1%
Republic of the Philippines
4.20%, 01/21/24	150,000	163,467
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Poland 0.2%
Republic of Poland
6.38%, 07/15/19	500,000	548,775
		3,181,492

Supranational* 1.3%
European Investment Bank
1.00%, 06/15/18	1,000,000	996,673
4.00%, 02/16/21	750,000	808,819
Inter-American Development Bank
3.88%, 09/17/19	500,000	525,382
International Bank for Reconstruction & Development
1.00%, 06/15/18	1,000,000	996,885
International Finance Corp.
1.75%, 09/04/18	600,000	603,211
1.75%, 09/16/19	150,000	151,049
1.13%, 07/20/21	250,000	243,335
		4,325,354
Total Government Related
(Cost $11,941,907)		12,078,196

Securitized 38.3% of net assets

Collateralized Mortgage Obligations 1.5%
Banc of America Funding 2005-E Trust
Series 05-E Class 5A1
3.75%, 05/20/35 (a)(b)	26,527	26,504
CHL Mortgage Pass-Through Trust
Series 04-HYB2 Class 6A
3.30%, 07/20/34 (a)(b)	184,716	178,849
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(g)	195,924	197,722
Fannie Mae REMIC Trust
Series 2004-W6 Class 3A4
6.50%, 07/25/34 (b)	441,316	446,760
Fannie Mae REMICs
Series 2003-15 Class CB
5.00%, 03/25/18 (b)	14,021	14,108
Series 2010-83 Class AK
3.00%, 11/25/18 (b)	18,662	18,767
Series 2004-29 Class GA
3.50%, 05/25/19 (b)	821	820
Series 1990-8 Class G
6.00%, 01/25/20 (b)	23,141	23,855
Series 2011-9 Class HC
3.25%, 03/25/24 (b)	41,752	41,807
Series 2011-69 Class EA
3.00%, 11/25/29 (b)	18,219	18,226
First Horizon Mortgage Pass-Through Trust
Series 2003-AR3 Class 3A1
2.99%, 09/25/33 (a)(b)	53,624	54,602
Freddie Mac REMICs
Series 2663 Class BC
4.00%, 08/15/18 (b)	635,033	640,817
Series 3649 Class EA
2.25%, 12/15/18 (b)	17,954	17,965
Series 3794 Class JH
3.50%, 12/15/23 (b)	18,916	18,911
Series 3749 Class A
3.50%, 07/15/28 (b)	30,136	30,233
Series 3762 Class GM
3.50%, 08/15/28 (b)	9,676	9,714

4

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 3866 Class TB
3.50%, 10/15/28 (b)	25,978	26,039
Series 2641 Class WE
4.50%, 01/15/33 (b)	52,182	52,902
Series 3982 Class AB
3.50%, 06/15/36 (b)	103,367	104,252
Series 3747 Class HK
2.50%, 07/15/37 (b)	300,137	302,033
Series 3792 Class QC
2.50%, 06/15/39 (b)	145,024	145,468
Ginnie Mae
Series 2008-38 Class BE
5.00%, 07/16/36 (b)	35,840	36,697
Series 2011-37 Class KL
2.50%, 04/20/38 (b)	12,439	12,445
Series 2010-114 Class NJ
3.00%, 04/20/38 (b)	91,421	92,232
JP Morgan Mortgage Trust
Series 2004-A3 Class 2A1
3.53%, 07/25/34 (a)(b)	150,362	151,874
Series 2004-A5 Class 4A4
3.03%, 12/25/34 (a)(b)	164,058	166,046
MASTR Adjustable Rate Mortgages Trust
Series 2004-4 Class 4A1
3.40%, 05/25/34 (a)(b)	87,920	87,205
Merrill Lynch Mortgage Investors Trust
Series 2004-B Class A1
1.52%, 05/25/29 (a)(b)	653,412	641,942
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2 Class A1
1.47%, 06/15/30 (a)(b)	66,326	63,756
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)(g)	102,376	102,288
Sequoia Mortgage Trust
Series 2013-1 Class 2A1
1.86%, 02/25/43 (b)	11,236	10,728
Series 2013-2 Class 2A
1.87%, 02/25/43 (b)	552,327	534,044
Series 2013-5 Class A1
2.50%, 05/25/43 (b)(c)	227,672	222,261
Structured Asset Mortgage Investments II Trust
Series 2004-AR1 Class 1A1
1.70%, 03/19/34 (a)(b)	238,536	232,514
WAMU Mortgage Pass-Through Certificates
Series 2003-AR1 Class A5
2.73%, 03/25/33 (a)(b)	35,801	35,922
Series 2004-AR3 Class A2
3.13%, 06/25/34 (a)(b)	36,097	36,675
Series 2005-AR9 Class A1A
1.66%, 07/25/45 (a)(b)	197,248	194,646
		4,991,629

Commercial Mortgage-Backed Securities 1.5%
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	151,306	151,875
COMM 2013-CCRE12 Mortgage Trust
Series 2013-CR12 Class A2
2.90%, 10/10/46 (b)	20,000	20,316
COMM 2013-CCRE6 Mortgage Trust
Series 2013-CR6 Class A2
2.12%, 03/10/46 (b)	70,000	70,234
Security Rate, Maturity Date	Face Amount ($)	Value ($)
COMM 2013-LC6 Mortgage Trust
Series 2013-LC6 Class A2
1.91%, 01/10/46 (b)	50,000	50,031
Fannie Mae-Aces
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	500,000	509,363
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	248,796	256,495
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	150,085	152,439
Series K714 Class A2
3.03%, 10/25/20 (b)	154,000	159,732
Series K026 Class A2
2.51%, 11/25/22 (b)	650,000	662,058
Series K027 Class A2
2.64%, 01/25/23 (b)	110,000	112,636
Series K037 Class A1
2.59%, 04/25/23 (b)	107,564	109,941
Series K046 Class A2
3.21%, 03/25/25 (b)	100,000	105,037
Ginnie Mae
Series 2012-55 Class A
1.70%, 08/16/33 (b)	72,140	72,014
Series 2013-55 Class A
1.32%, 05/16/34 (b)	122,872	122,126
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A1
1.30%, 01/15/46 (b)	7,904	7,899
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (b)	366,000	397,315
LB Commercial Mortgage Trust
Series 2007-C3 Class A1A
5.97%, 07/15/44 (a)(b)	109,509	109,563
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16 Class A4
3.55%, 08/15/50 (b)	100,000	104,533
Series 2016-C32 Class A4
3.56%, 01/15/59 (b)	1,500,000	1,569,375
		4,742,982

Mortgage-Backed Securities Pass-Through 35.3%
Fannie Mae
6.00%, 06/01/17 to 12/01/35 (b)	754,906	834,628
6.50%, 11/01/17 to 09/01/22 (b)	119,084	130,105
4.50%, 03/01/18 to 09/01/41 (b)	982,900	1,059,432
7.00%, 07/01/19 to 01/01/35 (b)	217,473	253,275
6.00%, 10/01/19 to 05/01/21 (b)(g)	77,369	81,322
6.50%, 07/01/21 (b)(g)	8,756	9,367
5.50%, 10/01/22 (b)(g)	157,311	175,158
5.50%, 01/01/23 to 12/01/33 (b)	672,420	750,433
5.00%, 09/01/23 to 07/01/36 (b)	1,058,021	1,171,604
2.68%, 02/01/25 (b)	38,000	38,141
3.00%, 01/01/26 to 10/01/46 (b)	12,255,443	12,446,360
3.50%, 04/01/26 to 02/01/46 (b)	10,087,012	10,464,656
2.50%, 07/01/27 to 02/01/43 (b)	3,486,512	3,525,549
4.00%, 04/01/32 to 04/01/47 (b)	1,100,735	1,170,166
5.49%, 08/01/32 to 12/01/32 (b)	385,559	406,248
5.45%, 06/01/33 to 07/01/33 (b)	63,065	65,210
3.06%, 06/01/40 (a)(b)	1,512,793	1,600,152
4.00%, 09/01/40 (b)(g)	3,006,410	3,199,963
Fannie Mae TBA
2.00%, 06/01/32 (b)(f)	500,000	492,129
2.50%, 06/01/32 (b)(f)	500,000	505,176
3.00%, 06/01/32 to 06/01/47 (b)(f)	2,500,000	2,527,051

5

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 06/01/32 to 06/01/47 (b)(f)	2,500,000	2,589,472
4.00%, 06/01/47 (b)(f)	3,500,000	3,698,253
Freddie Mac
4.50%, 10/01/18 to 11/01/41 (b)	3,866,014	4,179,184
4.00%, 07/01/19 to 01/01/44 (b)	3,254,651	3,472,090
6.50%, 07/01/19 to 02/01/21 (b)(g)	27,058	27,667
6.00%, 08/01/22 to 05/01/27 (b)	217,253	239,916
6.50%, 08/01/22 to 04/01/26 (b)	59,768	65,551
5.50%, 02/01/23 to 07/01/35 (b)	358,885	399,554
5.00%, 01/01/24 to 08/01/40 (b)	565,844	622,017
2.50%, 12/01/27 to 05/01/33 (b)	2,177,046	2,210,615
3.00%, 09/01/28 to 10/01/46 (b)	6,971,462	7,050,470
3.50%, 04/01/33 to 05/01/46 (b)	4,604,634	4,787,422
5.50%, 06/01/33 (b)(g)	552,431	622,763
3.50%, 09/01/44 (b)(g)	3,119,831	3,228,430
Freddie Mac TBA
2.50%, 06/01/32 (b)(f)	500,000	505,537
3.00%, 06/01/32 to 06/01/47 (b)(f)	2,500,000	2,553,516
3.50%, 06/01/32 to 06/01/47 (b)(f)	1,000,000	1,040,670
4.00%, 06/01/47 (b)(f)	1,500,000	1,584,434
Ginnie Mae
6.00%, 08/15/17 to 11/20/38 (b)	59,128	66,760
5.00%, 12/15/17 to 11/15/35 (b)	2,240,053	2,503,471
5.50%, 06/15/18 to 12/15/35 (b)	1,609,233	1,814,918
10.00%, 07/20/18 to 06/20/19 (b)	326	329
4.00%, 08/15/18 to 12/20/46 (b)	3,167,375	3,357,881
9.50%, 08/15/18 to 05/20/20 (b)	1,111	1,151
4.50%, 11/15/18 to 10/15/43 (b)	2,338,647	2,543,417
8.50%, 06/15/21 to 10/20/26 (b)	694	713
7.50%, 03/15/22 to 10/15/25 (b)	1,934	1,984
6.50%, 10/15/23 to 10/15/38 (b)	14,718	16,488
8.00%, 06/20/24 to 07/15/27 (b)	1,388	1,478
3.00%, 02/15/26 to 10/20/46 (b)	6,101,561	6,236,608
2.50%, 06/15/27 to 07/20/46 (b)	330,232	332,701
7.00%, 04/15/31 (b)	5,090	5,606
5.00%, 10/15/34 (b)(g)	816,499	907,153
3.50%, 09/15/41 to 09/20/46 (b)	9,382,425	9,813,259
3.74%, 04/20/42 (b)	270,231	282,127
4.00%, 10/20/46 (b)	499,999	529,980
Ginnie Mae TBA
3.00%, 06/01/47 (b)(f)	3,000,000	3,057,981
3.50%, 06/01/47 (b)(f)	1,000,000	1,043,359
4.00%, 06/01/47 (b)(f)	2,000,000	2,117,031
		114,418,081
Total Securitized
(Cost $122,480,436)		124,152,692
Security	Number of Shares	Value ($)
Other Investment Company 4.0% of net assets

Money Market Fund 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (e)	13,057,084	13,057,084
Total Other Investment Company
(Cost $13,057,084)		13,057,084

End of Investments.

At 05/31/17, the tax basis cost of the fund's investments was $344,016,605 and the unrealized appreciation and depreciation were $3,914,709 and ($1,225,719), respectively, with a net unrealized appreciation of $2,688,990.
In addition to the above, the fund had the following TBA sale commitments at 05/31/17.
Security Rate, Maturity Dates	Face Amount ($)	Value ($)
TBA Sale Commitments (1.4%) of net assets

U.S. Government Agency Mortgages (1.4%)
Ginnie Mae TBA
4.00%, 06/01/47 (b)(f)	(500,000)	(529,785)
5.00%, 06/01/47 (b)(f)	(2,000,000)	(2,195,508)
5.50%, 06/01/47 (b)(f)	(1,500,000)	(1,675,254)
Total TBA Sale Commitments
(Proceeds $4,388,906)		(4,400,547)
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,852,039 or 1.8% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	All or a portion of this security is designated as collateral for delayed-delivery securities.

ACES –	Alternate Credit Enhancement Securities
REMIC –	Real Estate Mortgage Investment Conduit
TBA –	To-be-announced

6

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of May 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporates [1]	$—	$71,551,019	$—	$71,551,019
Treasuries	—	125,866,604	—	125,866,604
Government Related[1]	—	12,078,196	—	12,078,196
Securitized [1]	—	124,152,692	—	124,152,692
Other Investment Company[1]	13,057,084	—	—	13,057,084
Total	$13,057,084	$333,648,511	$—	$346,705,595
Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($4,400,547)	$—	($4,400,547)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
7

Schwab Investments
Schwab Total Bond Market Fund™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
0.1%	Corporates	118,898	181,490
69.4%	Treasuries	223,119,553	224,491,912
2.0%	Government Related	6,254,737	6,464,702
27.5%	Securitized	88,432,500	88,947,843
21.7%	Other Investment Company	70,506,470	70,506,470
120.7%	Total Investments	388,432,158	390,592,417
(20.7%)	Other Assets and Liabilities, Net		(67,094,570)
100.0%	Net Assets		323,497,847

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 0.1% of net assets

Financial Institutions 0.1%
Banking 0.1%
The Goldman Sachs Group, Inc.
5.95%, 01/15/27	154,000	181,490

Treasuries 69.4% of net assets
Bonds
7.63%, 11/15/22	172,400	224,187
6.00%, 02/15/26 (d)	689,200	901,290
6.50%, 11/15/26	344,700	472,037
6.38%, 08/15/27	222,500	306,972
6.13%, 11/15/27	1,984,200	2,704,673
5.25%, 02/15/29	1,850,000	2,409,806
5.38%, 02/15/31 (d)	3,162,300	4,294,735
4.50%, 02/15/36	3,836,300	4,974,227
4.38%, 02/15/38 (d)	1,822,400	2,332,564
3.50%, 02/15/39	894,700	1,013,352
4.50%, 08/15/39	206,700	268,262
4.38%, 11/15/39 (d)	524,100	669,026
4.63%, 02/15/40 (d)	396,400	523,604
4.38%, 05/15/40	448,000	572,337
3.88%, 08/15/40 (d)	280,900	334,408
4.25%, 11/15/40	396,400	498,210
4.75%, 02/15/41 (d)	413,400	557,307
4.38%, 05/15/41 (d)	1,386,300	1,776,143
3.75%, 08/15/41	2,566,400	3,001,336
2.75%, 08/15/42 (d)	891,900	879,044
2.75%, 11/15/42 (d)	689,200	678,378
3.13%, 02/15/43 (d)	517,100	544,591
2.88%, 05/15/43 (d)	827,200	831,999
3.63%, 08/15/43 (d)	487,100	558,966
3.75%, 11/15/43 (d)	2,017,100	2,364,892
3.63%, 02/15/44 (d)	517,100	594,393
3.38%, 05/15/44 (d)	1,206,400	1,329,090
3.13%, 08/15/44 (d)	861,800	907,936
3.00%, 11/15/44	1,500,000	1,543,799
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 02/15/45 (d)	1,053,000	979,577
3.00%, 05/15/45 (d)	1,206,400	1,239,670
2.88%, 08/15/45 (d)	861,800	863,887
3.00%, 11/15/45 (d)	961,400	987,425
2.50%, 02/15/46 (d)	217,100	201,318
2.50%, 05/15/46 (d)	982,200	910,223
2.25%, 08/15/46 (d)	3,899,200	3,416,826
2.88%, 11/15/46 (d)	1,096,100	1,098,434
3.00%, 02/15/47 (d)	913,400	939,071
Notes
0.88%, 07/15/18 (d)	2,919,200	2,908,805
1.38%, 07/31/18 (d)	689,200	690,573
1.00%, 08/15/18 (d)	1,723,100	1,719,195
0.75%, 08/31/18 (d)	4,462,600	4,436,628
1.50%, 08/31/18	1,144,700	1,148,903
0.75%, 09/30/18	344,700	342,653
1.38%, 09/30/18 (d)	603,200	604,496
0.88%, 10/15/18 (d)	1,033,800	1,029,095
1.25%, 10/31/18 (d)	1,033,800	1,034,325
1.75%, 10/31/18 (d)	1,378,400	1,388,766
1.25%, 11/15/18 (d)	689,200	689,469
3.75%, 11/15/18 (d)	1,033,800	1,071,377
1.38%, 11/30/18 (d)	1,378,400	1,381,307
1.25%, 12/15/18 (d)	689,200	689,402
1.38%, 12/31/18 (d)	1,723,100	1,726,768
1.50%, 01/31/19 (d)	689,200	692,108
1.50%, 02/28/19 (d)	1,171,900	1,176,753
1.25%, 03/31/19 (d)	7,999,500	7,997,316
1.25%, 04/30/19	1,000,000	999,512
3.13%, 05/15/19	1,000,000	1,035,781
1.50%, 05/31/19 (d)	2,233,800	2,243,618
0.75%, 07/15/19 (d)	603,200	596,402
1.63%, 07/31/19 (d)	861,800	867,826
0.75%, 08/15/19 (d)	1,378,400	1,362,004
3.63%, 08/15/19 (d)	1,033,800	1,085,894
1.00%, 08/31/19 (d)	689,200	684,556
1.63%, 08/31/19 (d)	1,206,400	1,214,953
0.88%, 09/15/19 (d)	861,800	853,284
1.00%, 09/30/19	172,400	171,158
1.75%, 09/30/19 (d)	1,551,100	1,566,369
1.00%, 10/15/19 (d)	689,200	684,085
1.50%, 10/31/19 (d)	861,800	865,369
1.00%, 11/15/19 (d)	861,800	854,882
3.38%, 11/15/19 (d)	1,033,800	1,084,520
1.00%, 11/30/19 (d)	689,200	683,439
1.50%, 11/30/19	206,700	207,451
1.38%, 12/15/19 (d)	947,800	948,392
1.63%, 12/31/19 (d)	3,101,900	3,122,500
1.25%, 01/31/20 (d)	758,300	755,753
1.38%, 02/15/20 (d)	603,200	602,988
3.63%, 02/15/20 (d)	5,623,100	5,956,972
1.13%, 04/30/20 (d)	9,000,000	8,925,822
1.63%, 06/30/20 (d)	344,700	346,329
2.00%, 07/31/20 (d)	689,200	700,278

1

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 08/31/20 (d)	344,700	351,506
1.38%, 09/30/20 (d)	5,867,800	5,840,867
2.00%, 09/30/20	172,400	175,114
1.38%, 10/31/20 (d)	1,033,800	1,028,167
2.63%, 11/15/20 (d)	1,378,400	1,428,421
1.63%, 11/30/20 (d)	1,206,400	1,209,675
2.00%, 11/30/20 (d)	861,800	875,064
2.38%, 12/31/20 (d)	2,154,000	2,215,423
1.38%, 01/31/21 (d)	1,723,100	1,710,480
2.13%, 01/31/21 (d)	344,700	351,379
3.63%, 02/15/21 (d)	689,200	739,961
1.13%, 02/28/21 (d)	689,200	677,368
2.00%, 02/28/21 (d)	689,200	699,753
1.25%, 03/31/21 (d)	861,800	850,438
2.25%, 03/31/21	2,000,000	2,047,968
2.25%, 04/30/21 (d)	861,800	882,234
3.13%, 05/15/21 (d)	2,274,700	2,404,740
1.38%, 05/31/21 (d)	1,033,800	1,023,441
1.13%, 06/30/21	500,000	489,717
2.13%, 06/30/21	344,700	351,150
2.25%, 07/31/21 (d)	413,400	423,122
2.13%, 08/15/21 (d)	344,700	351,203
2.00%, 08/31/21 (d)	689,200	698,326
1.13%, 09/30/21 (d)	1,033,800	1,009,531
2.13%, 09/30/21 (d)	689,200	701,665
2.00%, 10/31/21 (d)	689,200	697,909
2.00%, 11/15/21 (d)	5,981,800	6,061,131
1.75%, 11/30/21 (d)	1,120,100	1,122,441
1.88%, 11/30/21 (d)	689,200	694,221
2.00%, 12/31/21 (d)	570,100	577,104
2.13%, 12/31/21 (d)	947,800	964,794
1.88%, 04/30/22	1,235,000	1,241,995
1.75%, 05/15/22 (d)	5,655,900	5,654,797
2.13%, 06/30/22 (d)	4,117,100	4,185,452
2.00%, 07/31/22 (d)	861,800	870,552
1.63%, 08/15/22 (d)	430,900	427,298
1.75%, 09/30/22 (d)	1,551,100	1,545,767
1.88%, 10/31/22 (d)	1,033,800	1,036,425
1.63%, 11/15/22	500,000	494,668
2.00%, 11/30/22 (d)	1,278,400	1,289,237
2.13%, 12/31/22 (d)	769,200	780,317
1.75%, 01/31/23 (d)	689,200	684,946
2.00%, 02/15/23 (d)	1,585,400	1,597,105
1.50%, 02/28/23 (d)	2,856,400	2,797,989
1.63%, 04/30/23 (d)	689,200	678,701
1.75%, 05/15/23 (d)	1,292,600	1,281,592
1.63%, 05/31/23 (d)	4,670,100	4,595,668
2.75%, 11/15/23 (d)	786,800	825,034
2.75%, 02/15/24	1,250,000	1,310,425
2.13%, 02/29/24	1,000,000	1,008,691
2.13%, 03/31/24	5,700,000	5,746,199
2.50%, 05/15/24 (d)	8,006,400	8,263,950
2.38%, 08/15/24 (d)	1,723,100	1,762,711
2.25%, 11/15/24 (d)	1,723,100	1,745,447
2.00%, 02/15/25 (d)	1,551,100	1,541,527
2.13%, 05/15/25 (d)	1,378,400	1,380,015
2.00%, 08/15/25 (d)	1,992,600	1,973,375
2.25%, 11/15/25 (d)	1,819,800	1,834,657
1.63%, 02/15/26 (d)	2,154,200	2,062,519
1.63%, 05/15/26 (d)	775,500	740,860
2.00%, 11/15/26 (d)	1,275,100	1,253,907
2.25%, 02/15/27 (d)	6,677,400	6,703,222
2.38%, 05/15/27	660,000	670,480
Total Treasuries
(Cost $223,119,553)		224,491,912

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Government Related 2.0% of net assets

Agency 2.0%
U.S. 2.0%
Fannie Mae
0.88%, 05/21/18 (d)	604,000	601,931
1.13%, 10/19/18	69,000	68,906
1.63%, 11/27/18	345,000	346,766
1.25%, 07/26/19 (a)	345,000	343,290
1.75%, 09/12/19 (d)	345,000	347,821
1.75%, 11/26/19 (d)	517,000	521,254
1.50%, 06/22/20	345,000	345,341
1.50%, 11/30/20 (d)	86,000	85,688
2.63%, 09/06/24	170,000	175,790
6.03%, 10/08/27	86,000	111,763
6.63%, 11/15/30 (d)	170,000	244,550
Federal Farm Credit Bank
1.92%, 04/19/22 (a)	170,000	169,375
Federal Home Loan Bank
0.88%, 08/05/19 (d)	620,000	613,055
1.88%, 11/29/21	345,000	347,228
1.88%, 12/09/22 (d)	860,000	854,021
5.50%, 07/15/36	170,000	230,160
Freddie Mac
1.10%, 09/13/18 (a)	170,000	169,545
Private Export Funding Corp.
2.30%, 09/15/20	345,000	350,530
Tennessee Valley Authority
3.88%, 02/15/21	119,000	128,257
4.65%, 06/15/35	345,000	409,431
Total Government Related
(Cost $6,254,737)		6,464,702

Securitized 27.5% of net assets

Mortgage-Backed Securities Pass-Through 27.5%
Fannie Mae TBA
2.50%, 06/01/32 (a)(c)	6,500,000	6,567,285
3.00%, 06/01/32 to 06/01/47 (a)(c)	14,500,000	14,724,941
3.50%, 06/01/32 to 06/01/47 (a)(c)	12,000,000	12,423,882
4.00%, 06/01/47 (a)(c)	8,500,000	8,981,471
4.50%, 06/01/47 (a)(c)	3,500,000	3,774,463
Freddie Mac TBA
3.00%, 06/01/47 (a)(c)	7,000,000	7,035,410
3.50%, 06/01/47 (a)(c)	6,500,000	6,715,566
4.00%, 06/01/47 (a)(c)	3,500,000	3,697,012
4.50%, 06/01/47 (a)(c)	1,500,000	1,616,700
Ginnie Mae TBA
3.00%, 06/01/47 (a)(c)	7,500,000	7,645,605
3.50%, 06/01/47 (a)(c)	9,000,000	9,390,234
4.00%, 06/01/47 (a)(c)	4,000,000	4,234,063
4.50%, 06/01/47 (a)(c)	2,000,000	2,141,211
Total Securitized
(Cost $88,432,500)		88,947,843

2

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 21.7% of net assets

Money Market Fund 21.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (b)	70,506,470	70,506,470
Total Other Investment Company
(Cost $70,506,470)		70,506,470

End of Investments.

At 05/31/17, the tax basis cost of the fund's investments was $388,943,654 and the unrealized appreciation and depreciation were $2,395,676 and ($746,913), respectively, with a net unrealized appreciation of $1,648,763.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	The rate shown is the 7-day yield.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	All or a portion of this security is designated as collateral for delayed-delivery securities.

TBA –	To-be-announced

The following is a summary of the inputs used to value the fund's investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporates [1]	$—	$181,490	$—	$181,490
Treasuries	—	224,491,912	—	224,491,912
Government Related[1]	—	6,464,702	—	6,464,702
Securitized [1]	—	88,947,843	—	88,947,843
Other Investment Company[1]	70,506,470	—	—	70,506,470
Total	$70,506,470	$320,085,947	$—	$390,592,417
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
3

Schwab Investments
Schwab GNMA Fund™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
106.1%	Securitized	314,598,942	315,709,438
3.7%	Other Investment Company	10,979,273	10,979,273
109.8%	Total Investments	325,578,215	326,688,711
(4.6%)	TBA Sale Commitments	(13,757,813)	(13,788,711)
(5.2%)	Other Assets and Liabilities, Net		(15,478,936)
100.0%	Net Assets		297,421,064

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Securitized 106.1% of net assets

Collateralized Mortgage Obligations 1.5%
Fannie Mae REMICs
7.00%, 09/25/22 (b)(e)	36,711	39,532
4.50%, 07/25/38 (b)	1,608,258	1,635,350
Freddie Mac REMICs
4.50%, 02/15/19 (b)(e)	126,143	126,335
2.20%, 01/15/35 (b)	622,180	625,919
Ginnie Mae
0.16%, 09/20/37 (a)(b)	145,917	143,572
3.00%, 11/20/37 (b)	112,872	113,471
2.50%, 12/20/37 (b)	337,312	337,690
3.75%, 03/20/38 (b)	159,000	161,892
3.50%, 04/20/40 (b)	572,993	584,578
Ginnie Mae REMICs
5.00%, 08/20/34 (b)	15,357	15,409
4.75%, 01/20/35 (b)(e)	335,666	342,459
4.50%, 02/20/37 to 11/20/38 (b)	227,635	231,179
3.00%, 08/20/37 to 09/20/38 (b)	104,060	104,851
3.50%, 10/20/37 to 01/20/38 (b)	84,565	84,876
4.00%, 10/20/37 to 01/20/38 (b)	69,767	70,376
4.25%, 10/20/37 (b)	20,554	20,581
3.50%, 10/20/38 (b)(e)	41,220	41,277
		4,679,347

Mortgage-Backed Securities Pass-Through 104.6%
Fannie Mae
5.50%, 09/01/17 (b)(e)	3,666	3,671
5.49%, 09/01/29 to 09/01/31 (b)(e)	86,945	88,410
6.50%, 04/01/31 (b)(e)	82,495	90,462
5.45%, 12/01/31 to 07/01/32 (b)(e)	168,420	174,165
5.81%, 12/01/31 (b)(e)	64,470	72,554
Ginnie Mae
5.50%, 06/20/17 to 11/15/34 (b)(e)	4,440,233	5,000,067
6.00%, 06/20/17 to 06/20/37 (b)(e)	433,600	489,773
5.00%, 11/15/17 to 04/20/40 (b)(e)	16,188,841	18,023,431
4.50%, 12/15/17 to 07/20/44 (b)(e)	10,733,761	11,685,761
5.00%, 08/15/18 to 05/15/40 (b)	2,675,331	2,993,417
4.50%, 08/20/19 to 12/20/45 (b)	10,338,748	11,380,185
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.50%, 05/15/22 to 04/15/38 (b)	2,757,193	3,123,593
6.50%, 10/15/23 (b)	5,479	5,948
6.50%, 11/20/23 to 07/15/31 (b)(e)	76,095	88,038
2.13%, 07/20/24 to 04/20/37 (a)(b)(e)	183,782	188,389
4.00%, 12/15/24 to 12/20/46 (b)(e)	29,057,824	30,798,799
3.00%, 02/15/26 to 10/20/46 (b)(e)	41,898,619	42,844,561
3.00%, 01/20/27 to 10/20/46 (b)	36,252,121	37,052,120
3.50%, 01/20/27 to 06/20/46 (b)	18,565,962	19,441,105
2.50%, 06/15/27 to 06/15/28 (b)(e)	952,121	975,075
2.50%, 08/15/27 to 04/15/45 (b)	2,104,718	2,132,315
6.00%, 01/15/29 to 12/20/38 (b)	1,339,598	1,527,346
2.25%, 12/20/30 (a)(b)(e)	39,627	40,875
2.38%, 02/20/32 (a)(b)(e)	19,218	19,924
2.63%, 08/20/33 (a)(b)(e)	70,745	70,826
4.00%, 03/20/40 to 03/20/47 (b)	8,872,274	9,424,925
3.50%, 09/15/41 to 09/20/46 (b)(e)	79,698,730	83,304,911
Ginnie Mae REMICs
1.88%, 04/16/32 (b)	12,817	12,806
Ginnie Mae TBA
2.50%, 06/01/47 (b)(d)	2,500,000	2,462,832
3.00%, 06/01/47 (b)(d)	11,000,000	11,213,554
3.50%, 06/01/47 (b)(d)	7,000,000	7,303,515
4.00%, 06/01/47 (b)(d)	8,500,000	8,996,738
		311,030,091
Total Securitized
(Cost $314,598,942)		315,709,438
Security	Number of Shares	Value ($)
Other Investment Company 3.7% of net assets

Money Market Fund 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (c)	10,979,273	10,979,273
Total Other Investment Company
(Cost $10,979,273)		10,979,273

End of Investments.

At 05/31/17, the tax basis cost of the fund's investments was $326,172,216 and the unrealized appreciation and depreciation were $2,158,987 and ($1,642,492), respectively, with a net unrealized appreciation of $516,495.

1

Schwab GNMA Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund had the following TBA sale commitments at 05/31/17.
Security Rate, Maturity Dates	Face Amount ($)	Value ($)
TBA Sale Commitments (4.6%) of net assets

U.S. Government Agency Mortgages (4.6%)
Ginnie Mae TBA
5.00%, 06/21/47 (b)(d)	(9,000,000)	(9,879,785)
5.50%, 06/21/47 (b)(d)	(3,500,000)	(3,908,926)
Total TBA Sale Commitments
(Proceeds $13,757,813)		(13,788,711)
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the 7-day yield.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC –	Real Estate Mortgage Investment Conduit
TBA –	To-be-announced

The following is a summary of the inputs used to value the fund's investments as of May 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securitized [1]	$—	$315,709,438	$—	$315,709,438
Other Investment Company[1]	10,979,273	—	—	10,979,273
Total	$10,979,273	$315,709,438	$—	$326,688,711
Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments	$—	($13,788,711)	$—	($13,788,711)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
2

Schwab Investments
Schwab® Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
99.7%	Treasuries	446,219,860	457,678,708
0.2%	Other Investment Company	1,103,955	1,103,955
99.9%	Total Investments	447,323,815	458,782,663
0.1%	Other Assets and Liabilities, Net		452,424
100.0%	Net Assets		459,235,087

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.7% of net assets
U.S. Treasury Inflation Protected Securities
1.38%, 07/15/18	6,652,668	6,808,277
2.13%, 01/15/19	6,180,915	6,436,052
0.13%, 04/15/19	21,851,838	22,006,827
1.88%, 07/15/19	7,028,463	7,396,681
1.38%, 01/15/20	8,520,699	8,910,772
0.13%, 04/15/20	21,867,354	22,070,870
1.25%, 07/15/20	13,094,290	13,768,988
1.13%, 01/15/21	14,982,733	15,712,141
0.13%, 04/15/21	19,015,435	19,175,813
0.63%, 07/15/21	15,906,139	16,469,705
0.13%, 01/15/22	17,555,331	17,709,286
0.13%, 04/15/22	6,736,529	6,777,128
0.13%, 07/15/22	18,098,771	18,291,758
0.13%, 01/15/23	18,184,063	18,230,661
0.38%, 07/15/23	18,036,527	18,383,379
0.63%, 01/15/24	17,992,733	18,493,124
0.13%, 07/15/24	17,681,487	17,607,469
0.25%, 01/15/25	17,725,567	17,655,451
2.38%, 01/15/25	11,640,753	13,457,546
0.38%, 07/15/25	17,703,121	17,834,332
0.63%, 01/15/26	15,946,399	16,314,021
2.00%, 01/15/26	8,477,984	9,655,651
0.13%, 07/15/26	14,954,125	14,673,776
0.38%, 01/15/27	14,841,157	14,845,694
2.38%, 01/15/27	6,824,657	8,100,760
1.75%, 01/15/28	6,804,735	7,734,929
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 04/15/28	5,755,700	7,674,941
2.50%, 01/15/29	6,593,905	8,096,094
3.88%, 04/15/29	7,002,576	9,711,819
3.38%, 04/15/32	2,659,625	3,752,728
2.13%, 02/15/40	3,599,175	4,572,183
2.13%, 02/15/41	4,578,055	5,847,991
0.75%, 02/15/42	8,060,575	7,833,430
0.63%, 02/15/43	5,951,014	5,596,103
1.38%, 02/15/44	9,005,319	10,006,386
0.75%, 02/15/45	10,001,513	9,605,234
1.00%, 02/15/46	7,344,358	7,509,242
0.88%, 02/15/47	2,974,302	2,951,466
Total Treasuries
(Cost $446,219,860)		457,678,708
Security	Number of Shares	Value ($)
Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (a)	1,103,955	1,103,955
Total Other Investment Company
(Cost $1,103,955)		1,103,955

End of Investments.

At 05/31/17, the tax basis cost of the fund's investments was $450,203,478 and the unrealized appreciation and depreciation were $9,046,501 and ($467,316), respectively, with a net unrealized appreciation of $8,579,185.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Treasuries	$—	$457,678,708	$—	$457,678,708
Other Investment Company[1]	1,103,955	—	—	1,103,955
Total	$1,103,955	$457,678,708	$—	$458,782,663
[1]	As categorized in Portfolio Holdings.
1

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
2

Schwab Investments
Schwab® Short-Term Bond Index Fund

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
26.8%	Corporates	67,237,319	67,394,719
60.2%	Treasuries	151,096,534	151,398,065
12.4%	Government Related	31,240,013	31,310,276
0.5%	Other Investment Company	1,319,691	1,319,691
99.9%	Total Investments	250,893,557	251,422,751
0.1%	Other Assets and Liabilities, Net		247,579
100.0%	Net Assets		251,670,330

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 26.8% of net assets

Financial Institutions 10.7%
Banking 8.8%
American Express Credit Corp.
2.60%, 09/14/20 (b)	338,000	343,789
2.25%, 05/05/21 (b)	17,000	17,025
Bank of America Corp.
2.60%, 01/15/19	739,000	746,304
5.63%, 07/01/20	200,000	219,327
2.63%, 10/19/20	650,000	656,769
5.00%, 05/13/21	390,000	425,632
Bank of Montreal
2.38%, 01/25/19 (b)	28,000	28,274
Barclays PLC
2.75%, 11/08/19	17,000	17,166
3.25%, 01/12/21	200,000	204,402
BB&T Corp.
6.85%, 04/30/19	100,000	109,108
5.25%, 11/01/19	497,000	533,725
BNP Paribas S.A.
2.40%, 12/12/18	764,000	770,864
2.45%, 03/17/19	250,000	252,374
5.00%, 01/15/21	100,000	109,623
BPCE S.A.
2.25%, 01/27/20	39,000	39,058
Capital One Financial Corp.
4.75%, 07/15/21	100,000	108,314
3.05%, 03/09/22 (b)	250,000	253,056
Capital One NA
2.40%, 09/05/19 (b)	28,000	28,096
2.95%, 07/23/21 (b)	28,000	28,303
Citigroup, Inc.
2.55%, 04/08/19	300,000	303,199
2.40%, 02/18/20	250,000	251,263
2.65%, 10/26/20	941,000	951,018
2.70%, 03/30/21	28,000	28,248
4.50%, 01/14/22	300,000	323,588
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cooperatieve Rabobank UA
2.50%, 01/19/21	28,000	28,292
3.88%, 02/08/22	100,000	106,766
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	305,000	313,243
Credit Suisse USA, Inc.
2.30%, 05/28/19	350,000	352,274
Deutsche Bank AG
2.50%, 02/13/19	500,000	501,894
3.38%, 05/12/21	100,000	101,436
Fifth Third Bank
2.38%, 04/25/19 (b)	28,000	28,241
HSBC Holdings PLC
3.40%, 03/08/21	28,000	28,900
2.95%, 05/25/21	17,000	17,232
HSBC USA, Inc.
2.25%, 06/23/19	400,000	402,486
2.38%, 11/13/19	17,000	17,128
2.75%, 08/07/20	778,000	792,022
ING Groep N.V.
3.15%, 03/29/22	750,000	765,415
JPMorgan Chase & Co.
1.85%, 03/22/19 (b)	350,000	350,023
2.20%, 10/22/19	675,000	678,647
4.25%, 10/15/20	850,000	905,208
4.50%, 01/24/22	500,000	541,657
KeyCorp
2.30%, 12/13/18 (b)	28,000	28,182
Lloyds Bank PLC
6.38%, 01/21/21	125,000	141,815
Lloyds Banking Group PLC
3.00%, 01/11/22	28,000	28,357
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	366,000	372,478
Mizuho Financial Group, Inc.
2.95%, 02/28/22	200,000	202,402
Morgan Stanley
7.30%, 05/13/19	555,000	610,056
5.75%, 01/25/21	800,000	891,519
2.63%, 11/17/21	341,000	341,927
PNC Bank NA
2.20%, 01/28/19 (b)	428,000	431,107
2.45%, 11/05/20 (b)	41,000	41,471
Royal Bank of Canada
2.15%, 03/15/19	341,000	342,985
2.50%, 01/19/21	14,000	14,188
Santander Holdings USA, Inc.
3.70%, 03/28/22 (b)	261,000	263,826

1

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Santander UK PLC
3.05%, 08/23/18	250,000	253,710
2.35%, 09/10/19	150,000	151,157
State Street Corp.
2.55%, 08/18/20	17,000	17,335
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	250,000	251,242
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	255,000	259,720
2.44%, 10/19/21	178,000	178,157
Svenska Handelsbanken AB
2.40%, 10/01/20	41,000	41,292
Synchrony Financial
3.00%, 08/15/19 (b)	28,000	28,417
The Bank of New York Mellon Corp.
2.30%, 09/11/19 (b)	391,000	394,922
3.55%, 09/23/21 (b)	28,000	29,406
The Bank of Nova Scotia
2.05%, 10/30/18	150,000	150,918
2.05%, 06/05/19	11,000	11,039
The Bear Stearns Cos. LLC
4.65%, 07/02/18	55,000	56,733
The Goldman Sachs Group, Inc.
2.63%, 01/31/19	100,000	101,195
5.38%, 03/15/20	400,000	433,400
2.60%, 04/23/20 (b)	600,000	606,576
2.75%, 09/15/20 (b)	300,000	304,087
5.75%, 01/24/22	55,000	62,226
The PNC Financial Services Group, Inc.
5.13%, 02/08/20	100,000	108,062
4.38%, 08/11/20	95,000	101,746
The Toronto-Dominion Bank
1.75%, 07/23/18	14,000	14,030
2.63%, 09/10/18	178,000	180,224
2.13%, 07/02/19	14,000	14,082
UBS AG
2.35%, 03/26/20	28,000	28,217
US Bancorp
1.95%, 11/15/18 (b)	100,000	100,571
US Bank NA
1.40%, 04/26/19 (b)	28,000	27,855
Wells Fargo & Co.
2.15%, 01/15/19	300,000	301,868
2.60%, 07/22/20	100,000	101,532
2.50%, 03/04/21	250,000	251,999
2.10%, 07/26/21	528,000	523,476
3.50%, 03/08/22	100,000	104,634
Westpac Banking Corp.
2.25%, 01/17/19	222,000	223,310
2.30%, 05/26/20	150,000	151,206
2.60%, 11/23/20	250,000	253,389
		22,207,435
Brokerage/Asset Managers/Exchanges 0.1%
BlackRock, Inc.
5.00%, 12/10/19	11,000	11,857
Nomura Holdings, Inc.
2.75%, 03/19/19	228,000	230,386
		242,243
Finance Companies 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19	178,000	183,360
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Air Lease Corp.
3.38%, 01/15/19 (b)	128,000	130,644
GE Capital International Funding Co., Unlimited Co.
2.34%, 11/15/20	228,000	230,445
International Lease Finance Corp.
4.63%, 04/15/21	28,000	29,922
		574,371
Insurance 0.9%
Aetna, Inc.
2.20%, 03/15/19 (b)	100,000	100,793
Aflac, Inc.
2.40%, 03/16/20	200,000	203,024
American International Group, Inc.
2.30%, 07/16/19 (b)	17,000	17,121
Berkshire Hathaway Finance Corp.
2.00%, 08/15/18	28,000	28,215
1.70%, 03/15/19	750,000	753,092
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (b)	311,000	313,458
Marsh & McLennan Cos., Inc.
2.35%, 03/06/20 (b)	14,000	14,143
MetLife, Inc.
6.82%, 08/15/18	11,000	11,675
Prudential Financial, Inc.
2.30%, 08/15/18	300,000	302,316
5.38%, 06/21/20	380,000	416,581
The Chubb Corp.
3.41%, 04/15/37 (a)(b)	11,000	10,973
UnitedHealth Group, Inc.
1.70%, 02/15/19	119,000	119,111
2.70%, 07/15/20	14,000	14,344
		2,304,846
REITs 0.6%
Boston Properties LP
3.70%, 11/15/18 (b)	14,000	14,333
Duke Realty LP
4.38%, 06/15/22 (b)	250,000	267,560
Kimco Realty Corp.
6.88%, 10/01/19	500,000	553,568
ProLogis LP
2.75%, 02/15/19 (b)	425,000	430,706
Simon Property Group LP
2.50%, 09/01/20 (b)	28,000	28,373
Ventas Realty LP
4.25%, 03/01/22 (b)	128,000	135,911
Welltower, Inc.
4.13%, 04/01/19 (b)	19,000	19,625
		1,450,076
		26,778,971

Industrial 14.9%
Basic Industry 0.8%
Agrium, Inc.
6.75%, 01/15/19	14,000	15,002
Barrick North America Finance LLC
4.40%, 05/30/21	125,000	135,545
Eastman Chemical Co.
2.70%, 01/15/20 (b)	17,000	17,270

2

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	33,000	34,602
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	28,000	31,778
The Dow Chemical Co.
8.55%, 05/15/19	350,000	394,987
4.25%, 11/15/20 (b)	14,000	14,903
The Sherwin-Williams Co.
2.75%, 06/01/22 (b)	350,000	352,733
Vale Overseas Ltd.
5.63%, 09/15/19	300,000	318,000
5.88%, 06/10/21	511,000	551,737
4.38%, 01/11/22	11,000	11,217
Westlake Chemical Corp.
4.63%, 02/15/21 (b)	50,000	52,250
WestRock RKT Co.
4.45%, 03/01/19	11,000	11,453
		1,941,477
Capital Goods 1.3%
3M Co.
1.63%, 06/15/19	14,000	14,036
Boeing Capital Corp.
4.70%, 10/27/19	22,000	23,519
Caterpillar, Inc.
3.90%, 05/27/21	339,000	362,592
Deere & Co.
4.38%, 10/16/19	125,000	132,697
Fortive Corp.
2.35%, 06/15/21 (b)(c)	361,000	359,702
General Electric Co.
5.50%, 01/08/20	528,000	578,915
5.55%, 05/04/20	178,000	197,106
4.38%, 09/16/20	200,000	215,193
John Deere Capital Corp.
1.95%, 12/13/18	100,000	100,376
1.25%, 10/09/19	100,000	98,861
Johnson Controls International plc
4.25%, 03/01/21	100,000	106,751
L3 Technologies, Inc.
5.20%, 10/15/19	500,000	536,308
4.75%, 07/15/20	14,000	14,993
Lockheed Martin Corp.
1.85%, 11/23/18	8,000	8,030
3.35%, 09/15/21	19,000	19,901
Northrop Grumman Corp.
1.75%, 06/01/18	11,000	11,018
Rockwell Collins, Inc.
2.80%, 03/15/22 (b)	350,000	355,610
Roper Technologies, Inc.
2.80%, 12/15/21 (b)	14,000	14,202
Stanley Black & Decker, Inc.
2.45%, 11/17/18	14,000	14,145
United Technologies Corp.
1.50%, 11/01/19	14,000	13,935
1.95%, 11/01/21 (b)	14,000	13,893
Vulcan Materials Co.
7.50%, 06/15/21	150,000	178,179
		3,369,962
Communications 2.0%
21st Century Fox America, Inc.
6.90%, 03/01/19	200,000	216,454
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Activision Blizzard, Inc.
2.60%, 06/15/22 (b)	650,000	652,625
America Movil, S.A.B. de CV
5.00%, 03/30/20	100,000	107,694
American Tower Corp.
3.40%, 02/15/19	169,000	173,027
3.45%, 09/15/21	60,000	62,175
AT&T, Inc.
2.38%, 11/27/18	8,000	8,066
5.80%, 02/15/19	500,000	531,789
5.20%, 03/15/20	14,000	15,120
2.45%, 06/23/20 (b)	17,000	17,086
4.60%, 02/15/21 (b)	17,000	18,194
3.88%, 08/15/21	89,000	93,447
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (b)	172,000	178,925
Crown Castle International Corp.
4.88%, 04/15/22	14,000	15,357
Discovery Communications LLC
5.63%, 08/15/19	154,000	165,506
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	367,000	382,986
Historic TW, Inc.
6.88%, 06/15/18	28,000	29,498
NBCUniversal Media LLC
4.38%, 04/01/21	10,000	10,845
Orange S.A.
2.75%, 02/06/19	11,000	11,137
The Walt Disney Co.
1.85%, 05/30/19	100,000	100,513
2.15%, 09/17/20	28,000	28,291
Time Warner Cable LLC
5.00%, 02/01/20	28,000	29,946
Time Warner, Inc.
2.10%, 06/01/19	111,000	111,394
Verizon Communications, Inc.
3.65%, 09/14/18	678,000	694,859
2.55%, 06/19/19	11,000	11,178
4.50%, 09/15/20	625,000	670,474
3.50%, 11/01/21	19,000	19,792
Viacom, Inc.
4.50%, 03/01/21	528,000	562,266
3.88%, 12/15/21	100,000	104,953
Vodafone Group PLC
4.63%, 07/15/18	14,000	14,436
		5,038,033
Consumer Cyclical 2.4%
Amazon.com, Inc.
2.60%, 12/05/19 (b)	200,000	204,183
3.30%, 12/05/21 (b)	150,000	157,115
American Honda Finance Corp.
1.60%, 07/13/18	14,000	14,025
2.45%, 09/24/20	100,000	101,388
Costco Wholesale Corp.
2.15%, 05/18/21 (b)	250,000	251,268
CVS Health Corp.
2.25%, 08/12/19 (b)	402,000	405,317
2.13%, 06/01/21 (b)	721,000	715,836
eBay, Inc.
2.15%, 06/05/20	600,000	600,269

3

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ford Motor Credit Co., LLC
2.38%, 03/12/19	250,000	251,040
5.75%, 02/01/21	321,000	354,566
General Motors Financial Co., Inc.
6.75%, 06/01/18	28,000	29,323
2.35%, 10/04/19	200,000	200,046
3.15%, 01/15/20 (b)	600,000	611,551
3.20%, 07/13/20 (b)	117,000	119,092
3.20%, 07/06/21 (b)	28,000	28,301
Kohl's Corp.
4.00%, 11/01/21 (b)	50,000	51,391
Marriott International, Inc.
3.00%, 03/01/19 (b)	65,000	66,118
2.30%, 01/15/22 (b)	28,000	27,791
McDonald's Corp.
2.75%, 12/09/20 (b)	100,000	102,234
Nordstrom, Inc.
4.00%, 10/15/21 (b)	150,000	157,883
Starbucks Corp.
2.00%, 12/05/18 (b)	8,000	8,081
2.10%, 02/04/21 (b)	106,000	107,060
Target Corp.
2.30%, 06/26/19	28,000	28,413
The Home Depot, Inc.
3.95%, 09/15/20 (b)	11,000	11,697
2.00%, 04/01/21 (b)	14,000	14,038
Toyota Motor Credit Corp.
2.10%, 01/17/19	778,000	784,250
1.90%, 04/08/21	222,000	220,452
Visa, Inc.
2.20%, 12/14/20 (b)	250,000	252,443
Wal-Mart Stores, Inc.
3.63%, 07/08/20	11,000	11,609
3.25%, 10/25/20	11,000	11,516
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (b)	11,000	11,171
2.60%, 06/01/21	11,000	11,097
		5,920,564
Consumer Non-Cyclical 3.9%
Abbott Laboratories
2.80%, 09/15/20 (b)	14,000	14,209
2.90%, 11/30/21 (b)	339,000	344,673
AbbVie, Inc.
2.50%, 05/14/20 (b)	100,000	101,281
Allergan Funding SCS
3.00%, 03/12/20 (b)	28,000	28,632
Altria Group, Inc.
2.63%, 01/14/20 (b)	14,000	14,248
Amgen, Inc.
2.13%, 05/01/20 (b)	190,000	190,528
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/19	11,000	11,035
2.15%, 02/01/19	878,000	884,015
2.65%, 02/01/21 (b)	477,000	484,787
AstraZeneca PLC
1.75%, 11/16/18	11,000	11,014
2.38%, 11/16/20	350,000	353,944
Baxalta, Inc.
2.00%, 06/22/18	214,000	214,445
2.88%, 06/23/20 (b)	150,000	152,771
Becton Dickinson and Co.
3.13%, 11/08/21	250,000	254,169
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Biogen, Inc.
2.90%, 09/15/20	375,000	383,844
Bristol-Myers Squibb Co.
1.60%, 02/27/19	750,000	749,591
Celgene Corp.
2.13%, 08/15/18	278,000	279,577
2.30%, 08/15/18	100,000	100,749
2.88%, 08/15/20	28,000	28,663
Express Scripts Holding Co.
3.30%, 02/25/21 (b)	14,000	14,398
4.75%, 11/15/21	350,000	379,730
Gilead Sciences, Inc.
2.55%, 09/01/20	28,000	28,464
Johnson & Johnson
5.15%, 07/15/18	14,000	14,584
Kimberly-Clark Corp.
1.90%, 05/22/19	17,000	17,099
Kraft Heinz Foods Co.
2.00%, 07/02/18	250,000	250,789
2.80%, 07/02/20 (b)	25,000	25,437
McKesson Corp.
2.28%, 03/15/19	761,000	765,915
Medtronic, Inc.
2.50%, 03/15/20	153,000	155,749
Merck & Co., Inc.
1.85%, 02/10/20	350,000	352,142
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	14,000	13,837
Mylan N.V.
3.75%, 12/15/20 (b)	14,000	14,599
Mylan, Inc.
2.55%, 03/28/19	14,000	14,109
Newell Brands, Inc.
2.60%, 03/29/19	7,000	7,088
3.15%, 04/01/21 (b)	428,000	441,999
Novartis Securities Investment Ltd.
5.13%, 02/10/19	17,000	17,969
PepsiCo, Inc.
4.50%, 01/15/20	11,000	11,779
1.85%, 04/30/20 (b)	514,000	514,897
1.70%, 10/06/21 (b)	11,000	10,814
Pfizer, Inc.
2.10%, 05/15/19	433,000	437,466
2.20%, 12/15/21	250,000	252,765
Philip Morris International, Inc.
4.50%, 03/26/20	300,000	321,180
Quest Diagnostics, Inc.
2.50%, 03/30/20 (b)	17,000	17,183
Reynolds American, Inc.
2.30%, 06/12/18	230,000	231,236
Sysco Corp.
1.90%, 04/01/19	8,000	8,014
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18	28,000	27,880
The Coca-Cola Co.
1.88%, 10/27/20	11,000	11,041
1.55%, 09/01/21	150,000	147,809
3.30%, 09/01/21	28,000	29,499
2.20%, 05/25/22	500,000	500,664
The JM Smucker Co.
2.50%, 03/15/20	14,000	14,188
Thermo Fisher Scientific, Inc.
2.40%, 02/01/19	250,000	252,036

4

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tyson Foods, Inc.
2.65%, 08/15/19 (b)	17,000	17,241
		9,921,775
Energy 2.1%
BP Capital Markets PLC
2.24%, 09/26/18	175,000	176,218
1.68%, 05/03/19	11,000	10,990
3.06%, 03/17/22	350,000	359,898
Canadian Natural Resources Ltd
2.95%, 01/15/23 (b)	500,000	502,690
Chevron Corp.
2.19%, 11/15/19 (b)	28,000	28,277
2.42%, 11/17/20 (b)	250,000	253,592
2.50%, 03/03/22 (b)	500,000	506,581
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	150,000	158,736
Encana Corp.
6.50%, 05/15/19	100,000	107,728
Energy Transfer LP
2.50%, 06/15/18	12,000	12,066
4.15%, 10/01/20 (b)	41,000	42,906
EnLink Midstream Partners LP
2.70%, 04/01/19 (b)	250,000	250,407
Enterprise Products Operating LLC
5.20%, 09/01/20	400,000	437,212
2.85%, 04/15/21 (b)	14,000	14,245
EOG Resources, Inc.
2.45%, 04/01/20 (b)	264,000	266,264
Exxon Mobil Corp.
2.22%, 03/01/21 (b)	228,000	230,465
Husky Energy, Inc.
7.25%, 12/15/19	100,000	112,429
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	17,000	17,184
Kinder Morgan, Inc.
7.25%, 06/01/18	28,000	29,465
6.50%, 09/15/20	100,000	111,949
Nabors Industries, Inc.
5.00%, 09/15/20	65,000	67,113
Occidental Petroleum Corp.
4.10%, 02/01/21 (b)	222,000	236,261
Phillips 66 Partners LP
2.65%, 02/15/20 (b)	14,000	14,127
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (b)	28,000	30,151
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (b)	100,000	108,745
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (b)	350,000	397,444
Shell International Finance BV
1.90%, 08/10/18	14,000	14,058
1.63%, 11/10/18	14,000	14,000
4.30%, 09/22/19	22,000	23,263
2.13%, 05/11/20	400,000	403,509
1.75%, 09/12/21	11,000	10,852
Total Capital International S.A.
2.10%, 06/19/19	19,000	19,162
Total Capital S.A.
4.45%, 06/24/20	100,000	107,439
Valero Energy Corp.
9.38%, 03/15/19	150,000	169,001
		5,244,427
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Technology 2.1%
Apple, Inc.
2.10%, 05/06/19	200,000	202,274
2.00%, 05/06/20	28,000	28,218
2.25%, 02/23/21 (b)	28,000	28,346
1.55%, 08/04/21 (b)	125,000	122,863
Cisco Systems, Inc.
1.65%, 06/15/18	19,000	19,052
2.45%, 06/15/20	14,000	14,290
2.20%, 02/28/21	125,000	126,013
1.85%, 09/20/21 (b)	11,000	10,898
Dell International LLC/EMC Corp.
3.48%, 06/01/19 (c)	350,000	358,512
4.42%, 06/15/21 (b)(c)	28,000	29,533
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	439,000	445,163
3.60%, 10/15/20 (b)	365,000	379,887
Intel Corp.
2.45%, 07/29/20	11,000	11,210
International Business Machines Corp.
1.63%, 05/15/20	250,000	249,242
Lam Research Corp.
2.75%, 03/15/20 (b)	28,000	28,446
Microsoft Corp.
1.30%, 11/03/18	14,000	13,991
1.10%, 08/08/19	150,000	148,746
1.85%, 02/12/20 (b)	65,000	65,337
2.00%, 11/03/20 (b)	22,000	22,177
1.55%, 08/08/21 (b)	500,000	492,553
NVIDIA Corp.
2.20%, 09/16/21 (b)	28,000	27,845
Oracle Corp.
2.25%, 10/08/19	500,000	505,909
1.90%, 09/15/21 (b)	433,000	430,340
QUALCOMM, Inc.
2.10%, 05/20/20	500,000	502,127
Seagate HDD Cayman
3.75%, 11/15/18	50,000	51,344
4.25%, 03/01/22 (b)(c)	28,000	28,243
Texas Instruments, Inc.
1.75%, 05/01/20 (b)	150,000	149,855
1.85%, 05/15/22 (b)	800,000	788,823
		5,281,237
Transportation 0.3%
Canadian National Railway Co.
5.55%, 03/01/19	165,000	175,829
FedEx Corp.
2.30%, 02/01/20	150,000	151,729
Ryder System, Inc.
2.55%, 06/01/19 (b)	17,000	17,204
2.88%, 09/01/20 (b)	100,000	101,508
Southwest Airlines Co.
2.75%, 11/06/19 (b)	11,000	11,185
Union Pacific Corp.
2.25%, 02/15/19	350,000	353,905
4.00%, 02/01/21 (b)	28,000	29,884
		841,244
		37,558,719

5

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Utility 1.2%
Electric 1.0%
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (b)	11,000	11,035
Commonwealth Edison Co.
2.15%, 01/15/19 (b)	28,000	28,193
Dominion Energy, Inc.
2.50%, 12/01/19 (b)	112,000	113,239
DTE Energy Co.
1.50%, 10/01/19	50,000	49,382
Duke Energy Corp.
1.80%, 09/01/21 (b)	328,000	321,089
Duke Energy Progress LLC
3.00%, 09/15/21 (b)	200,000	206,562
Edison International
2.13%, 04/15/20	217,000	217,723
Exelon Corp.
3.50%, 06/01/22 (a)(b)	500,000	512,305
Great Plains Energy, Inc.
2.50%, 03/09/20	150,000	151,612
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/19	100,000	99,883
2.35%, 06/15/20 (b)	11,000	11,105
NextEra Energy Capital Holdings, Inc.
2.70%, 09/15/19 (b)	50,000	50,776
Ohio Power Co.
5.38%, 10/01/21	150,000	168,216
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	500,000	520,027
PG&E Corp.
2.40%, 03/01/19 (b)	14,000	14,108
PPL Electric Utilities Corp.
3.00%, 09/15/21 (b)	95,000	98,034
Public Service Enterprise Group, Inc.
2.00%, 11/15/21 (b)	14,000	13,674
Sempra Energy
2.40%, 03/15/20 (b)	14,000	14,116
WEC Energy Group, Inc.
1.65%, 06/15/18	17,000	17,007
Xcel Energy, Inc.
2.40%, 03/15/21 (b)	14,000	14,102
		2,632,188
Natural Gas 0.2%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	100,000	100,362
Sempra Energy
6.15%, 06/15/18	300,000	313,585
1.63%, 10/07/19	11,000	10,894
		424,841
		3,057,029
Total Corporates
(Cost $67,237,319)		67,394,719

Treasuries 60.2% of net assets
Bonds
9.00%, 11/15/18	290,000	322,795
8.88%, 02/15/19	65,000	73,458
8.13%, 08/15/19	65,000	74,613
8.50%, 02/15/20	30,000	35,684
Security Rate, Maturity Date	Face Amount ($)	Value ($)
8.75%, 05/15/20	25,000	30,281
8.75%, 08/15/20	60,000	73,624
7.88%, 02/15/21	35,000	42,891
8.13%, 05/15/21	425,000	530,387
8.13%, 08/15/21	30,000	37,832
8.00%, 11/15/21	105,000	133,309
Notes
1.13%, 06/15/18	838,600	838,026
0.63%, 06/30/18	845,000	839,851
1.38%, 06/30/18	679,100	680,307
2.38%, 06/30/18	292,400	295,998
0.88%, 07/15/18	570,000	567,970
0.75%, 07/31/18	1,047,800	1,042,187
1.38%, 07/31/18	575,000	576,145
2.25%, 07/31/18	105,000	106,251
1.00%, 08/15/18	617,900	616,500
4.00%, 08/15/18	281,400	290,798
0.75%, 08/31/18	995,000	989,209
1.50%, 08/31/18	1,732,900	1,739,263
1.00%, 09/15/18	997,600	994,950
0.75%, 09/30/18	2,008,300	1,996,375
1.38%, 09/30/18	1,625,200	1,628,691
0.88%, 10/15/18	2,443,800	2,432,678
0.75%, 10/31/18	1,927,100	1,914,491
1.25%, 10/31/18	498,400	498,653
1.75%, 10/31/18	222,800	224,475
1.25%, 11/15/18	352,800	352,938
3.75%, 11/15/18	2,801,500	2,903,329
1.00%, 11/30/18	1,832,900	1,826,850
1.25%, 11/30/18	445,300	445,422
1.38%, 11/30/18	210,200	210,643
1.25%, 12/15/18	380,300	380,411
1.25%, 12/31/18	1,675,000	1,675,491
1.38%, 12/31/18	195,000	195,415
1.50%, 12/31/18	471,500	473,415
1.13%, 01/15/19	347,200	346,583
1.13%, 01/31/19	1,861,200	1,857,673
1.25%, 01/31/19	270,000	269,995
1.50%, 01/31/19	2,404,100	2,414,243
0.75%, 02/15/19	320,000	317,344
2.75%, 02/15/19	280,000	287,120
1.13%, 02/28/19	1,600,000	1,596,626
1.38%, 02/28/19	560,300	561,438
1.50%, 02/28/19	2,507,900	2,518,285
1.00%, 03/15/19	498,900	496,610
1.25%, 03/31/19	1,643,400	1,642,951
1.50%, 03/31/19	830,000	833,664
1.63%, 03/31/19	522,900	526,373
0.88%, 04/15/19	758,300	752,894
1.25%, 04/30/19	1,060,000	1,059,483
1.63%, 04/30/19	2,100,000	2,114,438
0.88%, 05/15/19	870,000	863,322
3.13%, 05/15/19	855,000	885,593
1.13%, 05/31/19	415,800	414,574
1.25%, 05/31/19	1,900,000	1,898,999
1.50%, 05/31/19	795,000	798,494
0.88%, 06/15/19	785,500	779,071
1.00%, 06/30/19	125,000	124,299
1.63%, 06/30/19	1,069,100	1,076,533
0.75%, 07/15/19	670,000	662,449
0.88%, 07/31/19	275,300	272,853
1.63%, 07/31/19	390,000	392,727
3.63%, 08/15/19	815,000	856,069
1.00%, 08/31/19	470,000	466,833
1.63%, 08/31/19	560,500	564,474
0.88%, 09/15/19	1,435,500	1,421,314
1.00%, 09/30/19	385,500	382,722
1.75%, 09/30/19	1,560,500	1,575,862
1.00%, 10/15/19	770,000	764,285

6

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 10/31/19	220,200	219,792
1.50%, 10/31/19	466,700	468,633
1.00%, 11/15/19	1,270,000	1,259,806
3.38%, 11/15/19	915,000	959,892
1.00%, 11/30/19	550,000	545,403
1.50%, 11/30/19	1,074,300	1,078,203
1.38%, 12/15/19	1,570,000	1,570,981
1.13%, 12/31/19	350,000	347,949
1.63%, 12/31/19	705,300	709,984
1.38%, 01/15/20	1,720,000	1,720,470
1.25%, 01/31/20	1,230,000	1,225,868
1.38%, 01/31/20	437,900	437,874
1.38%, 02/15/20	1,605,000	1,604,435
3.63%, 02/15/20	879,500	931,720
1.25%, 02/29/20	1,390,000	1,384,625
1.38%, 02/29/20	1,468,600	1,467,653
1.63%, 03/15/20	1,900,000	1,911,763
1.13%, 03/31/20	500,000	496,201
1.38%, 03/31/20	1,120,000	1,119,125
1.50%, 04/15/20	2,250,000	2,255,186
1.13%, 04/30/20	1,420,000	1,408,296
1.38%, 04/30/20	935,500	934,112
3.50%, 05/15/20	739,300	783,499
1.50%, 05/31/20	1,588,100	1,590,612
1.63%, 06/30/20	2,682,900	2,695,582
1.88%, 06/30/20	435,000	440,454
1.63%, 07/31/20	2,845,000	2,857,726
2.00%, 07/31/20	610,000	619,805
2.63%, 08/15/20	1,890,000	1,956,889
1.38%, 08/31/20	1,395,000	1,389,497
2.13%, 08/31/20	507,400	517,419
1.38%, 09/30/20	891,900	887,806
2.00%, 09/30/20	2,230,000	2,265,105
1.38%, 10/31/20	560,500	557,446
1.75%, 10/31/20	315,000	317,399
2.63%, 11/15/20	1,330,300	1,378,575
1.63%, 11/30/20	1,544,000	1,548,192
2.00%, 11/30/20	430,500	437,126
1.75%, 12/31/20	1,460,500	1,469,885
2.38%, 12/31/20	458,100	471,163
1.38%, 01/31/21	3,745,000	3,717,572
2.13%, 01/31/21	285,000	290,522
3.63%, 02/15/21	2,595,000	2,786,127
1.13%, 02/28/21	2,804,300	2,756,156
2.00%, 02/28/21	383,800	389,677
1.25%, 03/31/21	495,300	488,770
2.25%, 03/31/21	387,100	396,384
1.38%, 04/30/21	550,500	545,436
2.25%, 04/30/21	300,000	307,113
3.13%, 05/15/21	335,000	354,151
1.38%, 05/31/21	522,900	517,661
2.00%, 05/31/21	310,000	314,450
1.13%, 06/30/21	522,900	512,146
2.13%, 06/30/21	305,000	310,707
1.13%, 07/31/21	1,748,400	1,710,734
2.25%, 07/31/21	437,600	447,891
2.13%, 08/15/21	596,800	608,060
1.13%, 08/31/21	1,539,500	1,504,952
2.00%, 08/31/21	330,000	334,370
1.13%, 09/30/21	2,553,400	2,493,456
2.13%, 09/30/21	330,000	335,968
1.25%, 10/31/21	1,596,400	1,566,062
2.00%, 10/31/21	615,500	623,278
2.00%, 11/15/21	2,900,200	2,938,662
1.75%, 11/30/21	710,900	712,386
1.88%, 11/30/21	579,300	583,520
2.00%, 12/31/21	2,274,600	2,302,543
2.13%, 12/31/21	530,300	539,808
1.50%, 01/31/22	525,300	519,904
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 01/31/22	754,300	759,088
2.00%, 02/15/22	565,300	572,598
1.75%, 02/28/22	1,093,800	1,093,928
1.88%, 02/28/22	1,329,800	1,338,501
1.75%, 03/31/22	1,160,000	1,159,864
1.88%, 03/31/22	2,435,000	2,449,362
1.75%, 04/30/22	1,100,000	1,099,506
1.88%, 04/30/22	1,570,000	1,578,893
1.75%, 05/15/22	1,750,000	1,749,659
1.75%, 05/31/22	1,000,000	1,000,137
1.88%, 05/31/22	1,550,000	1,558,113
Total Treasuries
(Cost $151,096,534)		151,398,065

Government Related 12.4% of net assets

Agency 7.0%
Foreign 2.9%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.88%, 01/20/21	55,000	55,094
Canada 0.1%
Export Development Canada
1.63%, 01/17/20	200,000	200,649
Colombia 0.2%
Ecopetrol S.A.
4.25%, 09/18/18	364,000	374,738
Germany 1.7%
Kreditanstalt Fuer Wiederaufbau
4.50%, 07/16/18 (d)	344,000	356,111
1.13%, 08/06/18 (d)	517,000	515,898
1.13%, 11/16/18 (d)	317,000	315,952
1.88%, 04/01/19 (d)	805,000	811,330
1.50%, 04/20/20 (d)	575,000	573,222
1.88%, 06/30/20 (d)	453,000	455,977
1.88%, 11/30/20 (d)	572,000	574,889
1.63%, 03/15/21 (d)	22,000	21,881
1.50%, 06/15/21 (d)	14,000	13,840
2.38%, 08/25/21 (d)	39,000	39,874
2.63%, 01/25/22 (d)	55,000	56,826
2.13%, 03/07/22 (d)	300,000	302,827
Landwirtschaftliche Rentenbank
1.88%, 09/17/18 (d)	14,000	14,094
1.38%, 10/23/19 (d)	200,000	199,343
		4,252,064
Japan 0.2%
Japan Bank for International Corp.
2.25%, 02/24/20	200,000	201,366
1.75%, 05/28/20	14,000	13,847
Japan Finance Corp.
2.13%, 02/07/19	325,000	326,292
		541,505
Mexico 0.3%
Petroleos Mexicanos
3.50%, 07/18/18	14,000	14,192
5.50%, 02/04/19	11,000	11,560

7

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
8.00%, 05/03/19	600,000	663,360
5.50%, 01/21/21	39,000	41,531
		730,643
Norway 0.1%
Statoil ASA
5.25%, 04/15/19	100,000	106,195
2.90%, 11/08/20	100,000	102,647
		208,842
Republic of Korea 0.2%
Export-Import Bank of Korea
2.50%, 05/10/21	17,000	16,967
4.38%, 09/15/21	500,000	535,799
		552,766
Sweden 0.1%
Svensk Exportkredit AB
2.38%, 03/09/22	300,000	305,164
		7,221,465
U.S. 4.1%
Fannie Mae
1.88%, 09/18/18	200,000	201,628
1.13%, 10/19/18	50,000	49,932
1.63%, 11/27/18	500,000	502,560
1.88%, 02/19/19	500,000	504,587
1.00%, 02/26/19	300,000	298,411
1.75%, 06/20/19	55,000	55,428
1.13%, 07/26/19 (b)	700,000	695,281
1.25%, 07/26/19 (b)	28,000	27,861
1.75%, 09/12/19	69,000	69,564
1.00%, 10/24/19	800,000	792,642
1.75%, 11/26/19	72,000	72,592
1.65%, 01/27/20 (b)	83,000	82,955
1.50%, 02/28/20	500,000	500,643
1.25%, 08/17/21	28,000	27,498
1.88%, 04/05/22	500,000	500,403
Federal Home Loan Bank
0.88%, 06/29/18	55,000	54,761
2.00%, 09/14/18	55,000	55,522
1.25%, 01/16/19	300,000	299,816
1.13%, 06/21/19	750,000	746,576
1.38%, 11/15/19	1,200,000	1,198,848
1.38%, 02/18/21	500,000	495,588
1.75%, 03/12/21	110,000	110,392
1.13%, 07/14/21	800,000	782,358
Freddie Mac
1.10%, 09/13/18 (b)	55,000	54,853
0.88%, 10/12/18	69,000	68,669
1.38%, 02/28/19 (b)	600,000	599,995
1.75%, 05/30/19	483,000	487,253
1.25%, 10/02/19	500,000	498,164
1.38%, 04/20/20	600,000	597,752
2.38%, 01/13/22	28,000	28,731
		10,461,263
		17,682,728

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Local Authority 0.6%
Foreign 0.5%
Canada 0.5%
Province of Ontario
4.40%, 04/14/20	506,000	542,930
2.00%, 01/30/19	14,000	14,112
2.40%, 02/08/22	55,000	55,842
1.63%, 01/18/19	500,000	500,909
Province of Quebec
2.38%, 01/31/22	14,000	14,216
Province of Manitoba
1.13%, 06/01/18	17,000	16,962
Province of New Brunswick
2.75%, 06/15/18	6,000	6,081
		1,151,052
		1,151,052
U.S. 0.1%
California
GO Bonds Series 2009
6.20%, 10/01/19	250,000	275,803
		1,426,855

Sovereign 0.5%
Colombia 0.0%
Republic of Colombia
11.75%, 02/25/20	14,000	17,535
Hungary 0.1%
Hungary Government International Bond
6.25%, 01/29/20	14,000	15,406
6.38%, 03/29/21	158,000	178,636
		194,042
Mexico 0.1%
United Mexican States
5.13%, 01/15/20	322,000	350,497
Panama 0.0%
Republic of Panama
5.20%, 01/30/20	11,000	11,979
Philippines 0.0%
Republic of the Philippines
4.00%, 01/15/21	11,000	11,715
Poland 0.3%
Republic of Poland
6.38%, 07/15/19	750,000	823,161
		1,408,929

Supranational* 4.3%
African Development Bank
1.63%, 10/02/18	19,000	19,067
1.25%, 07/26/21	14,000	13,680
Asian Development Bank
1.75%, 09/11/18	25,000	25,143
1.38%, 01/15/19	300,000	300,002
1.88%, 04/12/19	14,000	14,114
1.75%, 01/10/20	950,000	955,417

8

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.50%, 01/22/20	30,000	29,992
1.63%, 03/16/21	17,000	16,914
2.00%, 02/16/22	750,000	754,559
European Bank for Reconstruction & Development
1.63%, 11/15/18	164,000	164,487
1.75%, 11/26/19	761,000	764,510
1.50%, 03/16/20	14,000	13,963
1.63%, 05/05/20	600,000	600,163
European Investment Bank
1.13%, 08/15/18	33,000	32,917
1.88%, 03/15/19	55,000	55,409
1.63%, 03/16/20	33,000	33,007
1.38%, 06/15/20	303,000	300,435
2.00%, 03/15/21	800,000	805,854
2.50%, 04/15/21	25,000	25,650
2.13%, 10/15/21	55,000	55,577
2.25%, 03/15/22	400,000	405,534
2.38%, 06/15/22	1,000,000	1,019,594
Inter-American Development Bank
1.75%, 08/24/18	600,000	603,052
1.00%, 05/13/19	178,000	176,394
1.13%, 09/12/19	150,000	148,285
1.75%, 10/15/19	28,000	28,130
3.88%, 02/14/20	200,000	211,919
1.38%, 07/15/20	14,000	13,876
1.88%, 03/15/21	30,000	30,119
International Bank for Reconstruction & Development
1.00%, 10/05/18	39,000	38,825
1.88%, 03/15/19	852,000	858,885
1.25%, 07/26/19	750,000	745,138
1.88%, 10/07/19	780,000	786,511
1.63%, 03/09/21	14,000	13,934
1.38%, 05/24/21	378,000	371,911
2.00%, 01/26/22	44,000	44,270
International Finance Corp.
1.75%, 09/04/18	11,000	11,059
1.75%, 09/16/19	14,000	14,098
1.75%, 03/30/20	250,000	251,098
1.13%, 07/20/21	25,000	24,334
Nordic Investment Bank
1.13%, 02/25/19	14,000	13,938
		10,791,764
Total Government Related
(Cost $31,240,013)		31,310,276
Security	Number of Shares	Value ($)
Other Investment Company 0.5% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (e)	1,319,691	1,319,691
Total Other Investment Company
(Cost $1,319,691)		1,319,691

End of Investments.

At 05/31/17, the tax basis cost of the fund's investments was $250,909,761 and the unrealized appreciation and depreciation were $558,563 and ($45,573), respectively, with a net unrealized appreciation of $512,990.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $775,990 or 0.3% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.

GO –	General obligation

The following is a summary of the inputs used to value the fund's investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporates [1]	$—	$67,394,719	$—	$67,394,719
Treasuries	—	151,398,065	—	151,398,065
Government Related[1]	—	31,310,276	—	31,310,276
Other Investment Company[1]	1,319,691	—	—	1,319,691
Total	$1,319,691	$250,103,060	$—	$251,422,751
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
9

Schwab Investments
Schwab® U.S. Aggregate Bond Index Fund

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
25.1%	Corporates	281,388,681	283,922,046
36.7%	Treasuries	413,552,072	415,286,027
7.2%	Government Related	80,533,958	80,883,830
30.4%	Securitized	341,948,662	343,340,507
2.8%	Other Investment Company	32,213,579	32,213,579
102.2%	Total Investments	1,149,636,952	1,155,645,989
(2.2%)	Other Assets and Liabilities, Net		(25,137,586)
100.0%	Net Assets		1,130,508,403

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 25.1% of net assets

Financial Institutions 8.0%
Banking 5.8%
American Express Credit Corp.
2.25%, 08/15/19	491,000	494,520
2.20%, 03/03/20 (b)(g)	500,000	503,757
2.25%, 05/05/21 (b)	195,000	195,285
Bank of America Corp.
2.65%, 04/01/19	562,000	568,551
5.88%, 01/05/21	330,000	368,635
2.63%, 04/19/21 (g)	1,794,000	1,803,347
5.00%, 05/13/21	260,000	283,754
5.70%, 01/24/22	724,000	819,950
4.45%, 03/03/26	724,000	758,055
3.50%, 04/19/26 (g)	500,000	503,386
Bank of America NA
6.00%, 10/15/36	818,000	1,030,667
Bank of Montreal
1.90%, 08/27/21	50,000	49,353
Barclays PLC
2.75%, 11/08/19	724,000	731,065
3.65%, 03/16/25	1,000,000	1,001,224
BB&T Corp.
3.95%, 03/22/22 (b)	524,000	557,243
BNP Paribas
3.25%, 03/03/23	195,000	201,092
BNP Paribas S.A.
5.00%, 01/15/21	541,000	593,063
BPCE S.A.
2.50%, 07/15/19	655,000	661,104
Branch Banking & Trust Co.
3.63%, 09/16/25 (b)	491,000	511,169
Capital One NA
2.40%, 09/05/19 (b)	524,000	525,793
2.95%, 07/23/21 (b)	250,000	252,702
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citigroup, Inc.
2.40%, 02/18/20	919,000	923,643
2.65%, 10/26/20	1,047,000	1,058,146
5.50%, 09/13/25	724,000	810,513
4.60%, 03/09/26	195,000	205,866
3.20%, 10/21/26 (b)	550,000	535,164
4.45%, 09/29/27	80,000	83,499
3.89%, 01/10/28 (a)(b)	300,000	306,167
8.13%, 07/15/39	70,000	105,896
5.88%, 01/30/42	330,000	415,610
4.65%, 07/30/45	380,000	407,172
4.75%, 08/15/46	330,000	340,291
Commonwealth Bank of Australia
2.25%, 03/13/19	655,000	659,438
Cooperatieve Rabobank UA
2.50%, 01/19/21	491,000	496,121
4.63%, 12/01/23	491,000	529,407
4.38%, 08/04/25	491,000	516,841
Credit Suisse AG
5.40%, 01/14/20	330,000	355,186
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	250,000	252,260
3.13%, 12/10/20	655,000	665,652
3.45%, 04/16/21	655,000	672,703
Deutsche Bank AG
3.13%, 01/13/21	593,000	596,264
Fifth Third Bancorp
2.88%, 07/27/20 (b)	75,000	76,834
HSBC Bank USA NA
5.88%, 11/01/34	818,000	1,008,003
HSBC Holdings PLC
3.40%, 03/08/21	200,000	206,428
4.00%, 03/30/22	330,000	348,594
4.38%, 11/23/26	459,000	478,743
6.50%, 09/15/37	1,155,000	1,476,718
JPMorgan Chase & Co.
2.25%, 01/23/20 (b)(g)	1,195,000	1,200,767
4.25%, 10/15/20	724,000	771,025
2.55%, 10/29/20 (b)	330,000	333,207
2.40%, 06/07/21 (b)	1,309,000	1,311,877
4.35%, 08/15/21	200,000	215,141
3.25%, 09/23/22	330,000	339,185
3.20%, 01/25/23	496,000	506,459
3.13%, 01/23/25 (b)	195,000	195,019
3.30%, 04/01/26 (b)	1,985,000	1,979,579
6.40%, 05/15/38	200,000	267,459
5.50%, 10/15/40	330,000	399,290
5.60%, 07/15/41	100,000	122,720
Lloyds Bank PLC
6.38%, 01/21/21	505,000	572,931
Lloyds Banking Group PLC
4.65%, 03/24/26	724,000	762,055

1

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mitsubishi UFJ Financial Group, Inc.
2.19%, 09/13/21	724,000	715,116
Mizuho Financial Group, Inc.
2.95%, 02/28/22	200,000	202,402
3.66%, 02/28/27	200,000	208,492
Morgan Stanley
7.30%, 05/13/19	491,000	539,707
5.63%, 09/23/19	724,000	780,460
2.63%, 11/17/21	50,000	50,136
4.00%, 07/23/25	724,000	758,202
5.00%, 11/24/25	724,000	793,374
6.25%, 08/09/26	662,000	801,323
3.95%, 04/23/27	1,000,000	1,017,023
7.25%, 04/01/32	330,000	456,502
4.30%, 01/27/45	405,000	414,588
National City Corp.
6.88%, 05/15/19	385,000	420,561
PNC Bank NA
2.55%, 12/09/21 (b)	655,000	662,103
Royal Bank of Canada
2.20%, 07/27/18	330,000	332,119
2.15%, 03/15/19	589,000	592,428
Santander Holdings USA, Inc.
3.70%, 03/28/22 (b)	830,000	838,987
Santander UK PLC
3.05%, 08/23/18	195,000	197,894
2.35%, 09/10/19	230,000	231,774
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	491,000	492,318
2.45%, 01/16/20	491,000	496,046
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/26	100,000	95,688
Svenska Handelsbanken AB
2.40%, 10/01/20	491,000	494,502
Synchrony Financial
2.70%, 02/03/20 (b)	200,000	201,412
4.50%, 07/23/25 (b)	1,183,000	1,224,840
The Bank of New York Mellon Corp.
2.45%, 11/27/20 (b)	330,000	333,660
The Bank of Nova Scotia
4.38%, 01/13/21	330,000	354,557
The Goldman Sachs Group, Inc.
7.50%, 02/15/19	724,000	789,822
2.75%, 09/15/20 (b)	1,047,000	1,061,262
5.25%, 07/27/21 (g)	400,000	441,740
5.75%, 01/24/22	562,000	635,833
3.63%, 01/22/23	500,000	518,521
3.85%, 07/08/24 (b)	724,000	755,243
5.95%, 01/15/27	296,000	348,838
6.75%, 10/01/37	195,000	249,829
6.25%, 02/01/41	150,000	194,132
5.15%, 05/22/45	330,000	360,419
4.75%, 10/21/45 (b)	500,000	546,015
The PNC Financial Services Group, Inc.
5.13%, 02/08/20	330,000	356,604
The Toronto-Dominion Bank
2.13%, 07/02/19	330,000	331,932
2.50%, 12/14/20	405,000	410,732
UBS AG
2.35%, 03/26/20	491,000	494,808
4.88%, 08/04/20	491,000	531,526
US Bank NA
2.13%, 10/28/19 (b)	655,000	660,905
Wachovia Corp.
5.50%, 08/01/35	330,000	379,766
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wells Fargo & Co.
2.13%, 04/22/19 (g)	1,500,000	1,509,460
2.10%, 07/26/21	724,000	717,797
3.45%, 02/13/23	593,000	609,210
3.30%, 09/09/24	724,000	735,869
4.30%, 07/22/27	380,000	403,359
5.38%, 02/07/35	330,000	388,921
4.65%, 11/04/44	800,000	830,470
3.90%, 05/01/45	330,000	327,684
Wells Fargo Bank NA
1.75%, 05/24/19	888,000	887,225
Westpac Banking Corp.
4.88%, 11/19/19	330,000	352,785
2.60%, 11/23/20	724,000	733,816
		65,192,325
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
4.00%, 10/15/23	100,000	107,555
BlackRock, Inc.
5.00%, 12/10/19	195,000	210,196
3.50%, 03/18/24	724,000	765,918
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (b)	250,000	255,086
Invesco Finance PLC
3.75%, 01/15/26	230,000	241,013
Jefferies Group LLC
4.85%, 01/15/27	200,000	210,714
Nomura Holdings, Inc.
6.70%, 03/04/20	250,000	278,080
		2,068,562
Finance Companies 0.3%
Air Lease Corp.
3.38%, 01/15/19 (b)	330,000	336,818
3.63%, 04/01/27 (b)	250,000	251,831
GATX Corp.
2.60%, 03/30/20 (b)	50,000	50,735
GE Capital International Funding Co., Unlimited Co.
2.34%, 11/15/20	1,483,000	1,498,904
4.42%, 11/15/35	655,000	706,932
International Lease Finance Corp.
7.13%, 09/01/18 (c)	724,000	769,440
4.63%, 04/15/21	330,000	352,648
		3,967,308
Insurance 1.1%
Aflac, Inc.
3.63%, 11/15/24	100,000	105,099
American International Group, Inc.
3.88%, 01/15/35 (b)	263,000	253,049
6.25%, 05/01/36	330,000	411,665
4.50%, 07/16/44 (b)	395,000	405,307
Anthem, Inc.
2.25%, 08/15/19	195,000	196,083
3.30%, 01/15/23	330,000	338,716
3.50%, 08/15/24 (b)	195,000	199,944
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (b)	330,000	333,810
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (b)	300,000	302,371
2.70%, 03/13/23	300,000	301,895

2

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cigna Corp.
4.00%, 02/15/22 (b)	195,000	206,937
CNA Financial Corp.
7.35%, 11/15/19	200,000	224,172
Humana, Inc.
3.85%, 10/01/24 (b)	556,000	579,673
3.95%, 03/15/27 (b)	350,000	365,465
4.80%, 03/15/47 (b)	491,000	533,754
MetLife, Inc.
6.82%, 08/15/18	296,000	314,155
6.40%, 12/15/36 (b)	330,000	377,315
Principal Financial Group, Inc.
4.30%, 11/15/46 (b)	362,000	378,293
Prudential Financial, Inc.
4.50%, 11/16/21	528,000	576,651
5.63%, 06/15/43 (a)(b)	330,000	359,288
4.60%, 05/15/44 (g)	450,000	488,732
The Allstate Corp.
3.15%, 06/15/23	100,000	103,289
The Hartford Financial Services Group, Inc.
5.13%, 04/15/22	1,500,000	1,675,709
6.10%, 10/01/41	330,000	417,221
4.30%, 04/15/43	330,000	334,347
8.13%, 06/15/68 (a)(b)	100,000	106,000
The Travelers Cos., Inc.
5.90%, 06/02/19	195,000	210,729
UnitedHealth Group, Inc.
2.75%, 02/15/23 (b)	195,000	197,506
3.75%, 07/15/25	530,000	561,520
5.80%, 03/15/36	393,000	493,650
Voya Financial, Inc.
5.70%, 07/15/43	350,000	404,929
XLIT Ltd.
5.25%, 12/15/43	330,000	371,702
		12,128,976
REITs 0.6%
Boston Properties LP
3.80%, 02/01/24 (b)	195,000	202,770
Digital Realty Trust LP
5.88%, 02/01/20 (b)	230,000	250,709
Duke Realty LP
4.38%, 06/15/22 (b)	263,000	281,473
3.25%, 06/30/26 (b)	230,000	227,270
ERP Operating LP
4.63%, 12/15/21 (b)	195,000	211,518
Essex Portfolio LP
3.50%, 04/01/25 (b)	330,000	333,016
Host Hotels & Resorts LP
4.00%, 06/15/25 (b)	330,000	337,701
Kilroy Realty LP
4.25%, 08/15/29 (b)	195,000	201,596
Kimco Realty Corp.
3.40%, 11/01/22 (b)	695,000	714,550
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	496,000	519,718
ProLogis LP
4.25%, 08/15/23 (b)(g)	1,409,000	1,529,138
Realty Income Corp.
3.00%, 01/15/27 (b)	330,000	315,479
Simon Property Group LP
4.38%, 03/01/21 (b)	330,000	352,847
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ventas Realty LP
4.25%, 03/01/22 (b)	230,000	244,214
3.10%, 01/15/23 (b)	150,000	150,954
Vornado Realty LP
2.50%, 06/30/19 (b)	75,000	75,748
Welltower, Inc.
4.25%, 04/01/26 (b)	750,000	788,901
		6,737,602
		90,094,773

Industrial 15.4%
Basic Industry 0.9%
Agrium, Inc.
3.15%, 10/01/22 (b)	195,000	199,710
3.38%, 03/15/25 (b)	330,000	331,859
6.13%, 01/15/41 (b)	195,000	236,882
5.25%, 01/15/45 (b)	150,000	169,639
Airgas, Inc.
3.05%, 08/01/20 (b)	158,000	162,605
3.65%, 07/15/24 (b)	195,000	202,771
Barrick Gold Corp.
4.10%, 05/01/23	330,000	359,627
Barrick North America Finance LLC
4.40%, 05/30/21	300,000	325,308
5.70%, 05/30/41	100,000	117,599
5.75%, 05/01/43	655,000	792,593
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	195,000	198,516
Eastman Chemical Co.
2.70%, 01/15/20 (b)	193,000	196,062
Ecolab, Inc.
4.35%, 12/08/21	150,000	163,451
EI du Pont de Nemours & Co.
4.63%, 01/15/20	500,000	532,724
2.80%, 02/15/23	330,000	332,365
LYB International Finance BV
5.25%, 07/15/43	330,000	367,961
Monsanto Co.
4.40%, 07/15/44 (b)	350,000	357,269
Newmont Mining Corp.
4.88%, 03/15/42 (b)	330,000	346,465
Packaging Corp. of America
4.50%, 11/01/23 (b)	593,000	645,179
Potash Corp. of Saskatchewan, Inc.
3.63%, 03/15/24 (b)	100,000	101,759
Praxair, Inc.
3.00%, 09/01/21	195,000	201,648
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	350,000	397,223
5.20%, 11/02/40	350,000	409,738
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (b)	330,000	366,084
The Dow Chemical Co.
7.38%, 11/01/29	524,000	719,142
The Sherwin-Williams Co.
2.75%, 06/01/22 (b)	750,000	755,857
3.45%, 06/01/27 (b)	500,000	506,537
4.50%, 06/01/47 (b)	250,000	257,124
Vale Overseas Ltd.
4.38%, 01/11/22	245,000	249,827
6.88%, 11/10/39	100,000	107,820
		10,111,344

3

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital Goods 1.2%
3M Co.
2.00%, 06/26/22	263,000	262,353
Caterpillar Financial Services Corp.
7.15%, 02/15/19	330,000	359,592
1.70%, 08/09/21	330,000	323,086
2.40%, 08/09/26	362,000	348,987
Caterpillar, Inc.
3.40%, 05/15/24 (b)	135,000	141,295
Deere & Co.
5.38%, 10/16/29	362,000	441,324
Eaton Corp.
2.75%, 11/02/22	230,000	233,364
4.00%, 11/02/32	296,000	310,921
Fortive Corp.
2.35%, 06/15/21 (b)(c)	195,000	194,299
3.15%, 06/15/26 (b)(c)	150,000	150,915
4.30%, 06/15/46 (b)(c)	330,000	341,891
General Electric Co.
5.55%, 05/04/20	393,000	435,185
3.15%, 09/07/22 (g)	750,000	783,970
2.70%, 10/09/22	330,000	337,912
3.38%, 03/11/24	195,000	206,238
3.45%, 05/15/24 (b)	724,000	763,907
5.88%, 01/14/38	70,000	90,448
4.13%, 10/09/42	580,000	607,617
4.50%, 03/11/44	491,000	541,843
Honeywell International, Inc.
1.85%, 11/01/21 (b)	330,000	326,147
Illinois Tool Works, Inc.
2.65%, 11/15/26 (b)	330,000	324,274
Johnson Controls International plc
3.63%, 07/02/24 (b)	195,000	203,048
4.63%, 07/02/44 (b)	195,000	208,276
5.13%, 09/14/45 (b)(g)	200,000	231,037
L3 Technologies, Inc.
4.95%, 02/15/21 (b)	73,000	78,943
Lockheed Martin Corp.
2.50%, 11/23/20 (b)	100,000	101,713
4.70%, 05/15/46 (b)	566,000	634,111
Northrop Grumman Corp.
1.75%, 06/01/18	230,000	230,374
Owens Corning
4.20%, 12/15/22 (b)	330,000	350,902
Rockwell Collins, Inc.
2.80%, 03/15/22 (b)	300,000	304,808
3.20%, 03/15/24 (b)	655,000	665,612
Roper Technologies, Inc.
3.80%, 12/15/26 (b)	296,000	306,295
The Boeing Co.
4.88%, 02/15/20	430,000	465,001
United Technologies Corp.
1.50%, 11/01/19	330,000	328,471
1.95%, 11/01/21 (b)	195,000	193,510
4.50%, 06/01/42	100,000	109,014
Vulcan Materials Co.
7.50%, 06/15/21	260,000	308,843
3.90%, 04/01/27 (b)	430,000	440,836
Waste Management, Inc.
4.75%, 06/30/20	75,000	81,255
4.10%, 03/01/45 (b)	562,000	582,180
		13,349,797
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Communications 2.5%
21st Century Fox America, Inc.
6.90%, 03/01/19	330,000	357,149
4.50%, 02/15/21	75,000	80,832
6.40%, 12/15/35	230,000	287,664
Activision Blizzard, Inc.
2.60%, 06/15/22 (b)	350,000	351,414
America Movil, S.A.B. de CV
6.13%, 03/30/40	330,000	404,443
American Tower Corp.
3.40%, 02/15/19	655,000	670,607
5.00%, 02/15/24	250,000	276,204
3.13%, 01/15/27 (b)	230,000	221,193
AT&T, Inc.
5.20%, 03/15/20	330,000	356,400
2.45%, 06/23/20 (b)	655,000	658,327
5.00%, 03/01/21	330,000	359,006
3.00%, 02/15/22	230,000	232,328
3.00%, 06/23/22 (b)	330,000	332,347
3.40%, 05/15/25 (b)	230,000	226,630
4.25%, 03/01/27 (b)	491,000	506,105
5.25%, 03/01/37 (b)	500,000	525,780
4.35%, 06/15/45 (b)	230,000	208,735
4.75%, 05/15/46 (b)	380,000	367,454
4.50%, 03/09/48 (b)	324,000	300,795
CBS Corp.
5.75%, 04/15/20	245,000	269,145
3.50%, 01/15/25 (b)	330,000	332,796
7.88%, 07/30/30	50,000	69,249
4.90%, 08/15/44 (b)	195,000	204,191
4.60%, 01/15/45 (b)	330,000	335,694
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (b)	330,000	343,286
4.46%, 07/23/22 (b)	55,000	59,084
4.91%, 07/23/25 (b)	330,000	358,763
6.38%, 10/23/35 (b)	230,000	270,472
6.48%, 10/23/45 (b)	50,000	60,055
Comcast Corp.
5.70%, 07/01/19	195,000	210,663
3.30%, 02/01/27 (b)	400,000	408,047
7.05%, 03/15/33	500,000	684,047
6.50%, 11/15/35	195,000	256,199
6.45%, 03/15/37	75,000	98,910
6.95%, 08/15/37	69,000	96,231
4.60%, 08/15/45 (b)	724,000	781,189
Crown Castle International Corp.
4.88%, 04/15/22	330,000	361,983
5.25%, 01/15/23	350,000	391,398
4.45%, 02/15/26 (b)	195,000	208,280
4.75%, 05/15/47 (b)	250,000	256,707
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (a)	50,000	74,647
Discovery Communications LLC
4.90%, 03/11/26 (b)	600,000	633,520
6.35%, 06/01/40	824,000	890,099
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	295,000	307,850
NBCUniversal Media LLC
5.15%, 04/30/20	330,000	361,392
4.38%, 04/01/21	195,000	211,486
4.45%, 01/15/43	230,000	242,194
Omnicom Group, Inc.
4.45%, 08/15/20	330,000	352,527
3.65%, 11/01/24 (b)	230,000	237,841

4

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Orange S.A.
2.75%, 02/06/19	195,000	197,436
9.00%, 03/01/31 (a)	380,000	580,739
Pacific Bell Telephone Co.
7.13%, 03/15/26	562,000	690,557
Qwest Corp.
6.75%, 12/01/21	195,000	218,544
Rogers Communications, Inc.
5.00%, 03/15/44 (b)	330,000	369,728
Scripps Networks Interactive, Inc.
2.80%, 06/15/20 (b)	75,000	75,996
TCI Communications, Inc.
7.13%, 02/15/28	230,000	304,937
Telefonica Emisiones S.A.U.
5.46%, 02/16/21	330,000	365,460
7.05%, 06/20/36	195,000	252,553
The Walt Disney Co.
3.00%, 02/13/26	562,000	566,924
1.85%, 07/30/26	50,000	45,756
Time Warner Cable LLC
5.00%, 02/01/20	330,000	352,934
Time Warner Cable, LLC
5.88%, 11/15/40 (b)	724,000	812,902
Time Warner, Inc.
4.88%, 03/15/20	263,000	282,165
3.88%, 01/15/26 (b)	724,000	732,514
6.50%, 11/15/36	75,000	92,013
6.10%, 07/15/40	230,000	265,247
Verizon Communications, Inc.
3.65%, 09/14/18	230,000	235,719
4.50%, 09/15/20	630,000	675,838
3.00%, 11/01/21 (b)	263,000	268,553
5.15%, 09/15/23	530,000	593,745
4.15%, 03/15/24 (b)	330,000	349,911
3.50%, 11/01/24 (b)	330,000	335,226
4.40%, 11/01/34 (b)	530,000	518,982
4.27%, 01/15/36	905,000	868,995
4.75%, 11/12/41	724,000	717,643
4.86%, 08/21/46	50,000	49,890
4.52%, 09/15/48	562,000	530,552
Viacom, Inc.
4.25%, 09/01/23 (b)	263,000	275,409
Vodafone Group PLC
2.95%, 02/19/23	380,000	383,850
WPP Finance 2010
3.75%, 09/19/24	100,000	103,067
		28,205,143
Consumer Cyclical 1.9%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)	724,000	728,753
Amazon.com, Inc.
2.50%, 11/29/22 (b)	230,000	232,270
3.80%, 12/05/24 (b)	195,000	210,312
4.95%, 12/05/44 (b)	330,000	388,727
Costco Wholesale Corp.
1.70%, 12/15/19	330,000	330,068
2.15%, 05/18/21 (b)	500,000	502,535
3.00%, 05/18/27 (b)	500,000	503,301
CVS Health Corp.
1.90%, 07/20/18	750,000	752,237
2.13%, 06/01/21 (b)	330,000	327,637
2.75%, 12/01/22 (b)	724,000	727,816
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.38%, 08/12/24 (b)	230,000	235,403
5.13%, 07/20/45 (b)	275,000	312,663
Delphi Corp.
4.15%, 03/15/24 (b)	100,000	105,945
eBay, Inc.
2.60%, 07/15/22 (b)	195,000	195,264
2.75%, 01/30/23 (b)	500,000	501,086
Ford Motor Co.
4.35%, 12/08/26 (b)	330,000	337,693
7.45%, 07/16/31	393,000	497,139
4.75%, 01/15/43	405,000	382,939
5.29%, 12/08/46 (b)	195,000	196,363
Ford Motor Credit Co., LLC
3.34%, 03/18/21	724,000	738,459
General Motors Co.
3.50%, 10/02/18	230,000	234,488
4.88%, 10/02/23	562,000	599,589
6.25%, 10/02/43	195,000	214,476
General Motors Financial Co., Inc.
2.35%, 10/04/19	1,000,000	1,000,229
3.70%, 05/09/23 (b)	562,000	566,854
Kohl's Corp.
4.25%, 07/17/25 (b)	65,000	64,578
Lowe's Cos., Inc.
3.12%, 04/15/22 (b)	195,000	202,836
3.38%, 09/15/25 (b)	724,000	756,057
4.65%, 04/15/42 (b)	195,000	216,095
Marriott International, Inc.
3.00%, 03/01/19 (b)	195,000	198,353
2.88%, 03/01/21 (b)	100,000	102,031
3.75%, 03/15/25 (b)	330,000	340,425
McDonald's Corp.
3.70%, 01/30/26 (b)	330,000	344,666
6.30%, 10/15/37	100,000	128,788
4.88%, 12/09/45 (b)	270,000	300,079
Nordstrom, Inc.
4.00%, 03/15/27 (b)	296,000	297,401
QVC, Inc.
5.13%, 07/02/22	330,000	350,039
4.38%, 03/15/23	350,000	355,025
5.45%, 08/15/34 (b)	195,000	183,297
Starbucks Corp.
3.85%, 10/01/23 (b)	245,000	266,842
Target Corp.
2.30%, 06/26/19	330,000	334,866
3.50%, 07/01/24	263,000	275,185
4.00%, 07/01/42	75,000	74,959
The Home Depot, Inc.
2.00%, 06/15/19 (b)	100,000	100,829
2.63%, 06/01/22 (b)	250,000	255,311
3.75%, 02/15/24 (b)	195,000	208,955
5.88%, 12/16/36	330,000	429,994
4.20%, 04/01/43 (b)	330,000	350,562
4.88%, 02/15/44 (b)	195,000	227,380
Toyota Motor Credit Corp.
1.55%, 07/13/18	724,000	724,940
3.40%, 09/15/21	789,000	828,479
2.63%, 01/10/23	100,000	101,218
Visa, Inc.
4.15%, 12/14/35 (b)	330,000	355,893
4.30%, 12/14/45 (b)	295,000	319,945
Wal-Mart Stores, Inc.
3.25%, 10/25/20	330,000	345,492
5.88%, 04/05/27	245,000	306,263
5.25%, 09/01/35	195,000	237,941

5

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.50%, 08/15/37	245,000	339,645
5.63%, 04/15/41	75,000	96,431
4.00%, 04/11/43 (b)	330,000	344,202
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (b)	330,000	335,122
3.80%, 11/18/24 (b)	330,000	343,280
		21,865,650
Consumer Non-Cyclical 3.8%
Abbott Laboratories
2.35%, 11/22/19	263,000	264,792
2.90%, 11/30/21 (b)	395,000	401,610
4.90%, 11/30/46 (b)	826,000	883,848
AbbVie, Inc.
2.00%, 11/06/18	1,051,000	1,054,631
3.60%, 05/14/25 (b)	200,000	205,054
4.50%, 05/14/35 (b)	250,000	258,642
4.40%, 11/06/42	195,000	194,476
Actavis Funding SCS
3.85%, 06/15/24 (b)	230,000	240,007
3.80%, 03/15/25 (b)	724,000	750,764
4.75%, 03/15/45 (b)	111,000	117,802
Altria Group, Inc.
5.38%, 01/31/44	562,000	670,411
Amgen, Inc.
5.70%, 02/01/19	330,000	351,185
1.85%, 08/19/21 (b)	300,000	295,113
2.60%, 08/19/26 (b)	330,000	314,247
4.66%, 06/15/51 (b)	75,000	77,724
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/19	985,000	988,103
2.15%, 02/01/19	195,000	196,336
2.65%, 02/01/21 (b)	195,000	198,183
3.65%, 02/01/26 (b)	230,000	237,155
4.70%, 02/01/36 (b)	405,000	442,732
4.90%, 02/01/46 (b)	1,250,000	1,383,981
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 04/15/20	296,000	321,390
AstraZeneca PLC
2.38%, 11/16/20	230,000	232,592
6.45%, 09/15/37	330,000	444,249
Baxalta, Inc.
3.60%, 06/23/22 (b)	330,000	342,816
4.00%, 06/23/25 (b)	330,000	345,498
5.25%, 06/23/45 (b)	330,000	377,510
Baxter International, Inc.
2.60%, 08/15/26 (b)	79,000	75,558
Becton Dickinson & Co.
3.73%, 12/15/24 (b)	102,000	104,163
4.69%, 12/15/44 (b)	250,000	254,862
Biogen, Inc.
3.63%, 09/15/22	150,000	157,740
Boston Scientific Corp.
3.85%, 05/15/25	75,000	77,519
Bristol-Myers Squibb Co.
3.25%, 11/01/23	69,000	71,809
3.25%, 02/27/27	395,000	401,886
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	195,000	218,789
Cardinal Health, Inc.
3.75%, 09/15/25 (b)	330,000	346,028
4.90%, 09/15/45 (b)	430,000	457,046
Celgene Corp.
2.88%, 08/15/20	724,000	741,148
3.55%, 08/15/22	689,000	721,187
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 05/15/24 (b)	724,000	751,256
4.63%, 05/15/44 (b)	195,000	200,496
Constellation Brands, Inc.
4.25%, 05/01/23	100,000	107,618
Diageo Capital PLC
4.83%, 07/15/20	100,000	108,275
2.63%, 04/29/23 (b)	50,000	50,486
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/27 (b)	330,000	336,134
Eli Lilly & Co.
2.75%, 06/01/25 (b)	50,000	50,259
3.70%, 03/01/45 (b)	330,000	325,306
Express Scripts Holding Co.
2.25%, 06/15/19	330,000	331,584
4.75%, 11/15/21	296,000	321,143
4.50%, 02/25/26 (b)	350,000	368,548
4.80%, 07/15/46 (b)	330,000	329,716
General Mills, Inc.
5.65%, 02/15/19	330,000	351,012
Gilead Sciences, Inc.
4.40%, 12/01/21 (b)	724,000	786,040
5.65%, 12/01/41 (b)	724,000	853,118
4.75%, 03/01/46 (b)	270,000	287,238
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	263,000	354,460
Johnson & Johnson
2.45%, 12/05/21	100,000	102,295
3.38%, 12/05/23	50,000	53,191
2.45%, 03/01/26 (b)	100,000	98,096
3.70%, 03/01/46 (b)	330,000	336,484
Kimberly-Clark Corp.
7.50%, 11/01/18	212,000	229,575
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	330,000	382,958
Koninklijke Philips N.V.
5.00%, 03/15/42	195,000	211,146
Kraft Heinz Foods Co.
5.38%, 02/10/20	256,000	278,737
3.50%, 06/06/22	985,000	1,022,915
5.00%, 06/04/42	250,000	262,194
5.20%, 07/15/45 (b)	330,000	355,114
4.38%, 06/01/46 (b)	330,000	317,241
Mattel, Inc.
2.35%, 05/06/19	75,000	75,348
McKesson Corp.
2.28%, 03/15/19	496,000	499,204
3.80%, 03/15/24 (b)	330,000	345,085
Medtronic, Inc.
3.13%, 03/15/22 (b)	562,000	582,538
3.50%, 03/15/25	350,000	365,588
4.38%, 03/15/35	330,000	357,718
Merck & Co., Inc.
3.88%, 01/15/21 (b)	493,000	525,514
2.75%, 02/10/25 (b)	480,000	481,487
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	1,218,000	1,203,788
3.50%, 05/01/22	195,000	203,722
4.20%, 07/15/46 (b)	330,000	318,586
Mondelez International, Inc.
6.13%, 08/23/18	134,000	141,024
5.38%, 02/10/20	61,000	65,837
Mylan, Inc.
4.20%, 11/29/23 (b)	230,000	242,037

6

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Newell Brands, Inc.
3.15%, 04/01/21 (b)	150,000	154,906
5.00%, 11/15/23 (b)	195,000	209,727
4.20%, 04/01/26 (b)	150,000	159,466
Novartis Capital Corp.
3.40%, 05/06/24	100,000	104,986
3.10%, 05/17/27 (b)	491,000	501,083
PepsiCo, Inc.
2.25%, 01/07/19 (b)	330,000	333,783
4.50%, 01/15/20	195,000	208,810
4.88%, 11/01/40	330,000	380,705
4.45%, 04/14/46 (b)	330,000	359,375
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (b)	491,000	501,963
Pfizer, Inc.
2.10%, 05/15/19	393,000	397,054
7.20%, 03/15/39	260,000	382,049
4.40%, 05/15/44	330,000	355,886
4.13%, 12/15/46	250,000	261,094
Philip Morris International, Inc.
2.90%, 11/15/21	230,000	236,376
3.25%, 11/10/24	330,000	338,975
3.38%, 08/11/25 (b)	330,000	339,635
6.38%, 05/16/38	100,000	131,182
Quest Diagnostics, Inc.
4.70%, 04/01/21	562,000	608,552
3.50%, 03/30/25 (b)	70,000	71,081
Reynolds American, Inc.
4.45%, 06/12/25 (b)	195,000	210,476
7.25%, 06/15/37	250,000	342,238
5.85%, 08/15/45 (b)	330,000	401,168
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (b)	85,000	83,239
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	724,000	681,306
The Coca-Cola Co.
3.15%, 11/15/20	195,000	203,971
2.20%, 05/25/22	500,000	500,663
2.88%, 10/27/25	100,000	101,061
2.25%, 09/01/26	562,000	536,300
The JM Smucker Co.
3.50%, 10/15/21	500,000	524,300
3.50%, 03/15/25	637,000	656,561
The Kroger Co.
2.00%, 01/15/19	263,000	263,507
6.15%, 01/15/20	100,000	110,229
3.85%, 08/01/23 (b)	100,000	105,241
The Procter & Gamble Co
2.45%, 11/03/26	491,000	482,296
Thermo Fisher Scientific, Inc.
2.40%, 02/01/19	195,000	196,588
4.15%, 02/01/24 (b)	283,000	303,218
5.30%, 02/01/44 (b)	195,000	225,183
Tyson Foods, Inc.
3.95%, 08/15/24 (b)	150,000	157,528
Unilever Capital Corp.
4.25%, 02/10/21	530,000	569,488
Zoetis, Inc.
3.25%, 02/01/23 (b)	70,000	72,203
4.70%, 02/01/43 (b)	195,000	209,952
		43,162,101
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Energy 2.3%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (b)	200,000	215,477
6.45%, 09/15/36	195,000	232,818
7.95%, 06/15/39	150,000	198,459
Apache Corp.
6.00%, 01/15/37	330,000	388,348
Boardwalk Pipelines LP
4.95%, 12/15/24 (b)	500,000	537,824
BP Capital Markets PLC
2.24%, 05/10/19	330,000	333,077
2.52%, 01/15/20	133,000	135,209
2.32%, 02/13/20	195,000	197,284
4.50%, 10/01/20	330,000	355,571
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (b)	330,000	336,751
6.25%, 03/15/38	330,000	386,925
Chevron Corp.
4.95%, 03/03/19	330,000	348,771
3.19%, 06/24/23 (b)	1,000,000	1,034,888
2.95%, 05/16/26 (b)	100,000	100,076
Cimarex Energy Co.
4.38%, 06/01/24 (b)	330,000	348,410
ConocoPhillips Co.
5.75%, 02/01/19	330,000	351,123
4.95%, 03/15/26 (b)	50,000	56,088
6.50%, 02/01/39	70,000	91,056
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (b)	263,000	277,376
Enbridge Energy Partners LP
4.20%, 09/15/21 (b)	395,000	417,094
5.50%, 09/15/40 (b)	330,000	352,108
Energy Transfer LP
5.20%, 02/01/22 (b)(g)	1,000,000	1,090,093
4.90%, 03/15/35 (b)	230,000	229,370
6.50%, 02/01/42 (b)(g)	350,000	399,198
6.13%, 12/15/45 (b)	465,000	520,306
EnLink Midstream Partners LP
4.40%, 04/01/24 (b)	230,000	237,917
4.85%, 07/15/26 (b)	330,000	348,160
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	393,000	398,180
3.90%, 02/15/24 (b)	195,000	205,179
3.75%, 02/15/25 (b)	480,000	498,556
EOG Resources, Inc.
5.63%, 06/01/19	330,000	353,366
2.63%, 03/15/23 (b)	110,000	109,418
3.90%, 04/01/35 (b)	724,000	716,179
Exxon Mobil Corp.
2.22%, 03/01/21 (b)	491,000	496,308
3.57%, 03/06/45 (b)	330,000	318,250
4.11%, 03/01/46 (b)	100,000	105,317
Halliburton Co.
3.50%, 08/01/23 (b)	100,000	103,653
3.80%, 11/15/25 (b)	195,000	201,796
5.00%, 11/15/45 (b)	330,000	359,357
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	330,000	350,375
Husky Energy, Inc.
4.00%, 04/15/24 (b)	650,000	667,263
Kerr-McGee Corp.
6.95%, 07/01/24	491,000	585,492

7

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	263,000	294,100
4.30%, 05/01/24 (b)	296,000	309,930
6.95%, 01/15/38	330,000	398,936
4.70%, 11/01/42 (b)	195,000	188,324
5.40%, 09/01/44 (b)	195,000	201,015
Kinder Morgan, Inc.
3.05%, 12/01/19 (b)(g)	400,000	408,814
4.30%, 06/01/25 (b)	195,000	204,944
5.55%, 06/01/45 (b)	330,000	352,081
Marathon Oil Corp.
2.80%, 11/01/22 (b)	195,000	190,575
Marathon Petroleum Corp.
3.63%, 09/15/24 (b)	230,000	232,635
Nabors Industries, Inc.
5.00%, 09/15/20	230,000	237,475
Nexen Energy ULC
5.88%, 03/10/35	195,000	231,419
NiSource Finance Corp.
5.25%, 02/15/43 (b)	195,000	223,159
Occidental Petroleum Corp.
3.40%, 04/15/26 (b)	100,000	102,081
4.40%, 04/15/46 (b)	330,000	344,503
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	330,000	329,659
Pioneer Natural Resources Co.
7.50%, 01/15/20	724,000	818,767
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (b)	330,000	340,805
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (b)	330,000	370,153
5.63%, 03/01/25 (b)	500,000	556,125
Shell International Finance BV
4.30%, 09/22/19	230,000	243,200
3.25%, 05/11/25	80,000	82,287
6.38%, 12/15/38	500,000	669,881
3.63%, 08/21/42	330,000	308,707
4.38%, 05/11/45	330,000	348,124
4.00%, 05/10/46	330,000	326,926
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	195,000	197,641
3.38%, 10/15/26 (b)	330,000	325,648
Suncor Energy, Inc.
3.60%, 12/01/24 (b)	724,000	748,541
6.85%, 06/01/39	250,000	332,918
Total Capital International S.A.
2.13%, 01/10/19	195,000	196,505
2.88%, 02/17/22	330,000	338,100
3.75%, 04/10/24	100,000	106,376
Valero Energy Corp.
6.63%, 06/15/37	330,000	401,408
4.90%, 03/15/45	230,000	239,088
Western Gas Partners LP
3.95%, 06/01/25 (b)	330,000	332,795
Williams Partners LP
3.60%, 03/15/22 (b)	195,000	200,663
		26,722,774
Industrial Other 0.1%
Cintas Corp. No 2
3.25%, 06/01/22 (b)	100,000	103,359
Howard Hughes Medical Institute
3.50%, 09/01/23	330,000	349,669
Security Rate, Maturity Date	Face Amount ($)	Value ($)
President & Fellows of Harvard College
3.30%, 07/15/56 (b)	100,000	95,048
Princeton University
4.95%, 03/01/19	272,000	287,214
		835,290
Technology 2.1%
Agilent Technologies, Inc.
3.88%, 07/15/23 (b)	80,000	84,126
Alphabet, Inc.
3.38%, 02/25/24	195,000	206,068
Apple, Inc.
2.10%, 05/06/19	650,000	657,391
2.85%, 05/06/21	330,000	340,615
2.15%, 02/09/22	100,000	99,894
2.40%, 05/03/23	330,000	328,658
2.50%, 02/09/25	689,000	678,677
3.25%, 02/23/26 (b)	80,000	82,079
3.35%, 02/09/27 (b)	195,000	200,486
3.85%, 05/03/43	330,000	328,300
4.65%, 02/23/46 (b)	809,000	903,265
4.25%, 02/09/47 (b)	195,000	205,108
Applied Materials, Inc.
2.63%, 10/01/20 (b)	330,000	336,905
Cisco Systems, Inc.
4.45%, 01/15/20	195,000	208,480
3.50%, 06/15/25	762,000	802,863
5.50%, 01/15/40	330,000	412,083
Dell International LLC/EMC Corp.
3.48%, 06/01/19 (c)	330,000	338,026
4.42%, 06/15/21 (b)(c)	350,000	369,166
6.02%, 06/15/26 (b)(c)	724,000	800,554
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
8.35%, 07/15/46 (b)(c)	195,000	251,240
Fidelity National Information Services, Inc.
2.85%, 10/15/18	330,000	334,452
5.00%, 10/15/25 (b)	330,000	368,715
Fiserv, Inc.
2.70%, 06/01/20 (b)	195,000	198,037
Harris Corp.
6.15%, 12/15/40	195,000	243,872
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (b)	150,000	156,118
4.40%, 10/15/22 (b)	100,000	106,885
4.90%, 10/15/25 (b)	230,000	243,738
6.35%, 10/15/45 (b)	362,000	390,595
HP, Inc.
4.65%, 12/09/21	100,000	108,405
Intel Corp.
3.30%, 10/01/21	263,000	276,164
4.80%, 10/01/41	195,000	221,171
4.10%, 05/19/46 (b)	200,000	204,957
International Business Machines Corp.
2.25%, 02/19/21	330,000	333,312
6.22%, 08/01/27	230,000	290,707
Keysight Technologies, Inc.
4.60%, 04/06/27 (b)	400,000	421,792
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	230,000	249,908
Lam Research Corp.
2.80%, 06/15/21 (b)	360,000	364,991
3.80%, 03/15/25 (b)	330,000	338,187

8

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Microsoft Corp.
1.30%, 11/03/18	724,000	723,532
1.55%, 08/08/21 (b)	1,000,000	985,107
3.13%, 11/03/25 (b)	330,000	339,539
3.30%, 02/06/27 (b)	250,000	259,002
3.45%, 08/08/36 (b)	100,000	98,188
4.10%, 02/06/37 (b)	300,000	320,114
3.70%, 08/08/46 (b)	724,000	709,562
4.25%, 02/06/47 (b)	100,000	106,724
Motorola Solutions, Inc.
3.50%, 03/01/23	330,000	331,792
NetApp, Inc.
3.38%, 06/15/21 (b)	230,000	237,668
NVIDIA Corp.
2.20%, 09/16/21 (b)	330,000	328,176
3.20%, 09/16/26 (b)	330,000	326,924
Oracle Corp.
1.90%, 09/15/21 (b)	562,000	558,547
3.63%, 07/15/23	562,000	597,121
2.95%, 05/15/25 (b)	1,051,000	1,059,479
5.38%, 07/15/40	50,000	60,176
4.50%, 07/08/44 (b)	330,000	353,519
4.00%, 07/15/46 (b)	70,000	69,509
Seagate HDD Cayman
3.75%, 11/15/18	788,000	809,178
4.75%, 06/01/23	200,000	205,525
4.75%, 01/01/25	1,000,000	999,485
5.75%, 12/01/34 (b)	491,000	470,377
Texas Instruments, Inc.
1.85%, 05/15/22 (b)	1,051,000	1,036,316
		23,471,550
Transportation 0.6%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 11/01/28	443,827	439,938
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	195,000	193,781
Burlington Northern Santa Fe LLC
4.90%, 04/01/44 (b)	100,000	115,945
4.55%, 09/01/44 (b)	195,000	214,609
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	149,658	155,090
CSX Corp.
3.70%, 10/30/20 (b)	250,000	262,287
FedEx Corp.
2.63%, 08/01/22	263,000	265,283
4.10%, 02/01/45	500,000	483,334
Norfolk Southern Corp.
5.90%, 06/15/19	195,000	210,588
3.95%, 10/01/42 (b)	330,000	327,968
Ryder System, Inc.
2.55%, 06/01/19 (b)	195,000	197,341
Southwest Airlines Co.
2.65%, 11/05/20 (b)	330,000	335,202
Union Pacific Corp.
4.00%, 02/01/21 (b)	1,500,000	1,600,933
4.16%, 07/15/22 (b)	862,000	937,877
3.25%, 08/15/25 (b)	330,000	341,333
United Parcel Service, Inc.
6.20%, 01/15/38	195,000	262,571
4.88%, 11/15/40 (b)	491,000	575,320
		6,919,400
		174,643,049

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Utility 1.7%
Electric 1.6%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	263,000	266,884
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	100,000	128,182
6.50%, 09/15/37	330,000	443,971
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	230,000	269,159
4.45%, 03/15/44 (b)	230,000	251,643
Consumers Energy Co.
3.38%, 08/15/23 (b)	330,000	345,268
3.95%, 05/15/43 (b)	330,000	342,348
Dominion Energy, Inc.
1.90%, 06/15/18	330,000	330,715
4.45%, 03/15/21	625,000	674,380
2.85%, 08/15/26 (b)	300,000	287,919
5.25%, 08/01/33	330,000	371,369
5.75%, 10/01/54 (a)(b)	250,000	262,500
DTE Energy Co.
2.85%, 10/01/26 (b)	430,000	411,886
Duke Energy Carolinas LLC
6.45%, 10/15/32	230,000	305,915
4.25%, 12/15/41 (b)	55,000	58,728
Duke Energy Corp.
3.75%, 04/15/24 (b)	655,000	688,769
3.75%, 09/01/46 (b)	90,000	85,088
Duke Energy Florida LLC
3.20%, 01/15/27 (b)	655,000	669,886
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	1,128,000	1,185,640
Edison International
2.13%, 04/15/20	500,000	501,667
Eversource Energy
3.15%, 01/15/25 (b)	330,000	332,800
Exelon Corp.
4.95%, 06/15/35 (b)(c)	330,000	357,154
Exelon Generation Co., LLC
2.95%, 01/15/20 (b)	724,000	737,967
6.25%, 10/01/39	562,000	603,584
5.60%, 06/15/42 (b)	195,000	194,371
Great Plains Energy, Inc.
3.15%, 04/01/22 (b)	395,000	402,133
4.85%, 04/01/47 (b)	395,000	408,399
Indiana Michigan Power Co.
4.55%, 03/15/46 (b)	250,000	271,327
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	393,000	409,156
Oncor Electric Delivery Co., LLC
4.55%, 12/01/41 (b)	330,000	360,161
Pacific Gas & Electric Co.
5.80%, 03/01/37	263,000	333,772
5.40%, 01/15/40	100,000	122,821
4.30%, 03/15/45 (b)	330,000	352,395
PacifiCorp
6.00%, 01/15/39	330,000	427,995
PPL Capital Funding, Inc.
3.40%, 06/01/23 (b)	724,000	744,688
PSEG Power LLC
3.00%, 06/15/21 (b)	400,000	408,308
8.63%, 04/15/31	330,000	426,431

9

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	471,109
Sempra Energy
2.40%, 03/15/20 (b)	330,000	332,732
Southern Power Co.
1.50%, 06/01/18	330,000	329,183
4.95%, 12/15/46 (b)	530,000	547,689
Virginia Electric & Power Co.
6.00%, 05/15/37	300,000	383,079
WEC Energy Group, Inc.
1.65%, 06/15/18	330,000	330,134
2.45%, 06/15/20 (b)	330,000	333,788
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	206,000	218,826
2.40%, 03/15/21 (b)	195,000	196,418
		17,918,337
Natural Gas 0.1%
NiSource Finance Corp.
4.80%, 02/15/44 (b)	330,000	359,324
Sempra Energy
3.75%, 11/15/25 (b)	250,000	259,292
Southern California Gas Co.
3.15%, 09/15/24 (b)	50,000	51,771
2.60%, 06/15/26 (b)	530,000	519,851
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (b)	75,000	75,649
		1,265,887
		19,184,224
Total Corporates
(Cost $281,388,681)		283,922,046

Treasuries 36.7% of net assets
Bonds
8.13%, 08/15/19	655,300	752,213
8.75%, 08/15/20 (g)	500,000	613,535
8.13%, 05/15/21	250,000	311,992
7.63%, 11/15/22	327,600	426,008
6.00%, 02/15/26	1,310,800	1,714,178
6.50%, 11/15/26	655,300	897,377
6.38%, 08/15/27	393,300	542,616
6.13%, 11/15/27 (g)	1,259,500	1,716,831
5.50%, 08/15/28	480,000	632,859
5.25%, 11/15/28	688,100	893,092
5.25%, 02/15/29 (g)	895,300	1,166,216
5.38%, 02/15/31 (g)	1,898,200	2,577,955
4.50%, 02/15/36	1,308,700	1,696,888
4.75%, 02/15/37	230,000	307,683
5.00%, 05/15/37	470,000	648,077
4.38%, 02/15/38	327,600	419,309
4.50%, 05/15/38	270,000	351,401
3.50%, 02/15/39	655,300	742,204
4.25%, 05/15/39 (g)	779,500	978,820
4.50%, 08/15/39	673,300	873,830
4.38%, 11/15/39	425,900	543,671
4.63%, 02/15/40 (g)	1,048,600	1,385,094
4.38%, 05/15/40	852,000	1,088,463
3.88%, 08/15/40 (g)	1,859,100	2,213,236
4.25%, 11/15/40	1,023,600	1,286,497
4.75%, 02/15/41 (g)	1,476,600	1,990,612
4.38%, 05/15/41	763,700	978,461
3.75%, 08/15/41	753,600	881,315
3.13%, 11/15/41	481,600	509,001
3.13%, 02/15/42	1,230,900	1,300,163
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 05/15/42	1,005,300	1,037,756
2.75%, 08/15/42	2,218,100	2,186,128
2.75%, 11/15/42	1,310,800	1,290,217
3.13%, 02/15/43 (g)	2,982,900	3,141,483
2.88%, 05/15/43	2,672,800	2,688,305
3.63%, 08/15/43	1,892,900	2,172,177
3.75%, 11/15/43 (g)	1,352,900	1,586,170
3.63%, 02/15/44	2,462,900	2,831,037
3.38%, 05/15/44	2,293,600	2,526,857
3.13%, 08/15/44	1,638,200	1,725,901
3.00%, 11/15/44	2,453,600	2,525,243
2.50%, 02/15/45 (g)	2,657,000	2,471,735
3.00%, 05/15/45	2,568,600	2,639,437
2.88%, 08/15/45	1,888,200	1,892,773
3.00%, 11/15/45	2,118,600	2,175,951
2.50%, 02/15/46	1,357,900	1,259,187
2.50%, 05/15/46	1,867,800	1,730,926
2.25%, 08/15/46	3,895,800	3,413,847
2.88%, 11/15/46 (g)	3,748,900	3,756,881
3.00%, 02/15/47	1,686,600	1,734,002
3.00%, 05/15/47	1,300,000	1,337,349
Notes
1.13%, 06/15/18	1,300,000	1,299,111
0.88%, 07/15/18	1,310,800	1,306,132
0.75%, 07/31/18	2,350,000	2,337,411
1.38%, 07/31/18 (g)	2,180,800	2,185,144
2.25%, 07/31/18	1,000,000	1,011,914
1.00%, 08/15/18	3,276,900	3,269,475
4.00%, 08/15/18	1,966,200	2,031,867
0.75%, 08/31/18	4,587,400	4,560,701
1.50%, 08/31/18	4,255,300	4,270,925
0.75%, 09/30/18	655,300	651,409
1.38%, 09/30/18 (g)	1,646,800	1,650,337
0.88%, 10/15/18	1,966,200	1,957,252
1.25%, 10/31/18 (g)	2,866,200	2,867,656
1.75%, 10/31/18	2,621,600	2,641,314
1.25%, 11/15/18	1,310,800	1,311,313
3.75%, 11/15/18	1,966,200	2,037,667
1.00%, 11/30/18 (g)	600,000	598,019
1.25%, 11/30/18 (g)	520,000	520,142
1.38%, 11/30/18	2,621,600	2,627,129
1.25%, 12/15/18	1,310,800	1,311,184
1.38%, 12/31/18	3,276,900	3,283,877
1.13%, 01/15/19 (g)	500,000	499,112
1.13%, 01/31/19 (g)	2,375,000	2,370,499
1.25%, 01/31/19	1,310,800	1,310,774
1.50%, 01/31/19 (g)	1,810,800	1,818,440
2.75%, 02/15/19	982,900	1,007,895
1.13%, 02/28/19	2,226,300	2,221,605
1.50%, 02/28/19	2,608,100	2,618,900
1.00%, 03/15/19 (g)	1,619,100	1,611,668
1.25%, 03/31/19	3,200,500	3,199,626
1.50%, 03/31/19	1,310,800	1,316,586
1.63%, 03/31/19	2,260,900	2,275,915
0.88%, 04/15/19	1,310,800	1,301,455
1.63%, 04/30/19 (g)	1,532,900	1,543,439
3.13%, 05/15/19	1,155,300	1,196,638
1.50%, 05/31/19	2,021,200	2,030,083
1.00%, 06/30/19	982,900	977,391
1.63%, 06/30/19 (g)	2,446,200	2,463,208
0.75%, 07/15/19	1,146,800	1,133,876
1.63%, 07/31/19	1,638,200	1,649,654
0.75%, 08/15/19	2,621,600	2,590,416
3.63%, 08/15/19	1,966,200	2,065,279
1.00%, 08/31/19	1,310,800	1,301,968
1.63%, 08/31/19 (g)	2,793,600	2,813,407
0.88%, 09/15/19	1,638,200	1,622,011
1.00%, 09/30/19	327,600	325,239
1.75%, 09/30/19	2,948,900	2,977,929

10

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.00%, 10/15/19	1,310,800	1,301,071
1.50%, 10/31/19	1,638,200	1,644,984
1.00%, 11/15/19	1,638,200	1,625,050
3.38%, 11/15/19	1,966,200	2,062,666
1.00%, 11/30/19	1,310,800	1,299,843
1.50%, 11/30/19 (g)	893,300	896,545
1.38%, 12/15/19	1,802,200	1,803,326
1.63%, 12/31/19 (g)	10,198,100	10,265,826
1.38%, 01/15/20 (g)	2,680,000	2,680,732
1.25%, 01/31/20	2,541,700	2,533,162
1.38%, 01/31/20 (g)	1,677,600	1,677,501
1.38%, 02/15/20 (g)	6,996,800	6,994,337
3.63%, 02/15/20 (g)	3,776,900	4,001,153
1.25%, 02/29/20	500,000	498,067
1.38%, 02/29/20	1,638,200	1,637,143
1.63%, 03/15/20	1,353,400	1,361,779
1.13%, 03/31/20	1,000,000	992,402
1.38%, 03/31/20	1,802,200	1,800,792
1.13%, 04/30/20	1,455,300	1,443,305
1.38%, 04/30/20	1,310,800	1,308,855
1.38%, 05/15/20	2,900,000	2,906,003
3.50%, 05/15/20	540,000	572,284
1.38%, 05/31/20	1,000,000	997,832
1.50%, 05/31/20	2,326,500	2,330,181
1.63%, 06/30/20	1,155,300	1,160,761
1.88%, 06/30/20	786,600	796,463
1.63%, 07/31/20	2,388,200	2,398,882
2.00%, 07/31/20 (g)	1,760,800	1,789,103
2.63%, 08/15/20	1,560,800	1,616,038
2.13%, 08/31/20	655,300	668,240
1.38%, 09/30/20	3,932,200	3,914,151
2.00%, 09/30/20	977,600	992,989
1.38%, 10/31/20	1,966,200	1,955,486
2.63%, 11/15/20 (g)	3,021,600	3,131,251
1.63%, 11/30/20	2,293,600	2,299,827
2.00%, 11/30/20	1,638,200	1,663,414
2.38%, 12/31/20	4,346,000	4,469,931
1.38%, 01/31/21	3,276,900	3,252,900
2.13%, 01/31/21	655,300	667,996
3.63%, 02/15/21	1,310,800	1,407,343
1.13%, 02/28/21	1,310,800	1,288,296
2.00%, 02/28/21	1,310,800	1,330,871
1.25%, 03/31/21	1,638,200	1,616,602
2.25%, 04/30/21	1,638,200	1,677,043
3.13%, 05/15/21	4,325,300	4,572,569
1.38%, 05/31/21	1,966,200	1,946,499
2.00%, 05/31/21	250,000	253,589
1.13%, 06/30/21 (g)	1,000,000	979,434
2.13%, 06/30/21	655,300	667,561
2.25%, 07/31/21	786,600	805,098
2.13%, 08/15/21	655,300	667,664
2.00%, 08/31/21	1,310,800	1,328,158
1.13%, 09/30/21	1,966,200	1,920,041
2.13%, 09/30/21 (g)	2,820,800	2,871,817
1.25%, 10/31/21	1,155,300	1,133,345
2.00%, 10/31/21	1,310,800	1,327,365
2.00%, 11/15/21 (g)	4,738,200	4,801,038
1.75%, 11/30/21 (g)	5,979,900	5,992,398
1.88%, 11/30/21	1,310,800	1,320,349
2.00%, 12/31/21	2,129,900	2,156,066
2.13%, 12/31/21	1,802,200	1,834,513
1.50%, 01/31/22	1,819,100	1,800,412
1.88%, 01/31/22	1,674,500	1,685,130
2.00%, 02/15/22	655,300	663,760
1.75%, 02/28/22	1,860,800	1,861,018
1.75%, 03/31/22 (g)	1,646,800	1,646,607
1.88%, 03/31/22	2,829,000	2,845,685
1.75%, 04/30/22	885,300	884,903
1.88%, 04/30/22	2,250,000	2,262,744
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 05/15/22	1,369,100	1,368,833
1.88%, 05/31/22	2,293,600	2,305,605
2.13%, 06/30/22 (g)	1,482,900	1,507,519
2.00%, 07/31/22	2,038,200	2,058,900
1.63%, 08/15/22	819,100	812,253
1.88%, 08/31/22	2,120,000	2,127,867
1.75%, 09/30/22	2,948,900	2,938,762
1.88%, 10/31/22	1,966,200	1,971,192
1.63%, 11/15/22	4,404,400	4,357,431
2.00%, 11/30/22	2,621,600	2,643,823
2.13%, 12/31/22	1,810,800	1,836,971
1.75%, 01/31/23	1,310,800	1,302,710
2.00%, 02/15/23	3,014,600	3,036,857
1.50%, 02/28/23	2,293,600	2,246,698
1.63%, 04/30/23	1,310,800	1,290,831
1.75%, 05/15/23	2,457,400	2,436,473
1.63%, 05/31/23	2,129,900	2,095,954
1.38%, 06/30/23	2,000,000	1,938,124
2.50%, 08/15/23	2,052,200	2,120,860
6.25%, 08/15/23 (g)	1,775,000	2,227,661
1.38%, 08/31/23	2,832,900	2,739,615
1.38%, 09/30/23	3,774,500	3,646,522
1.63%, 10/31/23	1,100,000	1,078,838
2.75%, 11/15/23 (g)	2,138,200	2,242,104
2.13%, 11/30/23 (g)	830,900	839,745
2.25%, 12/31/23	1,375,200	1,399,212
2.25%, 01/31/24 (g)	1,874,500	1,906,389
2.75%, 02/15/24 (g)	1,100,000	1,153,174
2.13%, 02/29/24	1,464,100	1,476,824
2.13%, 03/31/24	2,254,400	2,272,672
2.00%, 04/30/24	1,700,000	1,699,436
2.50%, 05/15/24	3,293,600	3,399,549
2.38%, 08/15/24	3,276,900	3,352,229
2.25%, 11/15/24 (g)	3,926,900	3,977,828
7.50%, 11/15/24	300,000	414,305
2.00%, 02/15/25	2,948,900	2,930,699
7.63%, 02/15/25	1,000,000	1,400,195
2.13%, 05/15/25	2,821,600	2,824,907
2.00%, 08/15/25 (g)	2,957,400	2,928,867
6.88%, 08/15/25	500,000	681,338
2.25%, 11/15/25	3,330,200	3,357,388
1.63%, 02/15/26	3,145,800	3,011,918
1.63%, 05/15/26	3,474,500	3,319,301
1.50%, 08/15/26 (g)	3,121,600	2,943,329
2.00%, 11/15/26	3,924,900	3,859,664
2.25%, 02/15/27	3,482,600	3,496,067
6.63%, 02/15/27	196,400	272,751
2.38%, 05/15/27	2,500,000	2,539,697
Total Treasuries
(Cost $413,552,072)		415,286,027

Government Related 7.2% of net assets

Agency 3.4%
Foreign 1.6%
Canada 0.0%
Export Development Canada
1.63%, 01/17/20	200,000	200,649
Colombia 0.0%
Ecopetrol S.A.
7.63%, 07/23/19	100,000	110,900
5.88%, 09/18/23	296,000	324,534
		435,434

11

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Germany 0.8%
Kreditanstalt Fuer Wiederaufbau
4.50%, 07/16/18 (d)	754,000	780,546
1.13%, 08/06/18 (d)	1,189,000	1,186,465
1.88%, 04/01/19 (d)	330,000	332,595
1.00%, 07/15/19 (d)	524,000	518,813
4.00%, 01/27/20 (d)	362,000	384,782
1.88%, 06/30/20 (d)	1,000,000	1,006,571
2.75%, 09/08/20 (d)	362,000	374,042
1.50%, 06/15/21 (d)	983,000	971,771
2.38%, 08/25/21 (d)	524,000	535,740
2.13%, 03/07/22 (d)(g)	500,000	504,712
2.50%, 11/20/24 (d)(g)	1,030,000	1,052,745
Landwirtschaftliche Rentenbank
1.88%, 09/17/18 (d)	724,000	728,868
2.00%, 01/13/25 (d)	100,000	98,341
		8,475,991
Japan 0.3%
Japan Bank for International Corp.
1.75%, 05/28/20	2,500,000	2,472,683
Japan Finance Corp.
1.75%, 11/13/18	593,000	593,072
		3,065,755
Mexico 0.3%
Petroleos Mexicanos
5.50%, 02/04/19	195,000	204,925
3.50%, 07/23/20 (c)	330,000	336,633
5.50%, 01/21/21	330,000	351,417
3.50%, 01/30/23	688,000	668,908
4.50%, 01/23/26	500,000	492,000
6.50%, 06/02/41	330,000	334,059
5.50%, 06/27/44	334,000	300,901
5.63%, 01/23/46 (c)	362,000	327,881
6.75%, 09/21/47	207,000	212,993
		3,229,717
Norway 0.1%
Statoil A.S.A.
3.70%, 03/01/24	393,000	416,430
5.10%, 08/17/40	164,000	189,909
		606,339
Republic of Korea 0.1%
The Korea Development Bank
2.25%, 05/18/20	500,000	497,953
3.00%, 09/14/22	688,000	699,283
		1,197,236
Sweden 0.0%
Svensk Exportkredit AB
1.75%, 08/28/20	500,000	499,989
		17,711,110
U.S. 1.8%
Fannie Mae
0.88%, 05/21/18	1,146,000	1,142,075
1.13%, 07/20/18	500,000	499,441
1.13%, 10/19/18	131,000	130,822
1.63%, 11/27/18	655,000	658,353
1.25%, 07/26/19 (b)	655,000	651,754
1.75%, 09/12/19	655,000	660,355
1.00%, 10/24/19	200,000	198,161
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 11/26/19	983,000	991,089
1.50%, 06/22/20	805,000	805,795
1.50%, 11/30/20	164,000	163,405
2.00%, 01/05/22	100,000	100,743
2.63%, 09/06/24	330,000	341,239
1.88%, 09/24/26 (g)	500,000	476,947
6.03%, 10/08/27	164,000	213,129
6.63%, 11/15/30	530,000	762,419
5.63%, 07/15/37	100,000	137,495
Federal Farm Credit Bank
1.92%, 04/19/22 (b)	330,000	328,786
Federal Home Loan Bank
0.88%, 06/29/18	250,000	248,913
1.25%, 01/16/19 (g)	500,000	499,694
1.13%, 06/21/19	250,000	248,859
0.88%, 08/05/19	1,180,000	1,166,783
1.38%, 11/15/19 (g)	3,500,000	3,496,640
1.88%, 11/29/21	655,000	659,230
1.88%, 12/09/22	1,640,000	1,628,599
5.50%, 07/15/36	330,000	446,780
Freddie Mac
1.05%, 07/27/18 (b)	500,000	498,829
1.10%, 09/13/18 (b)	330,000	329,117
1.75%, 05/30/19	500,000	504,402
1.25%, 10/02/19	250,000	249,082
1.50%, 01/17/20	250,000	250,421
2.38%, 01/13/22	300,000	307,830
6.75%, 03/15/31	200,000	291,521
Private Export Funding Corp.
2.30%, 09/15/20	655,000	665,500
Tennessee Valley Authority
3.88%, 02/15/21	221,000	238,192
4.65%, 06/15/35	655,000	777,325
		20,769,725
		38,480,835

Local Authority 1.0%
Foreign 0.3%
Canada 0.3%
Province of Manitoba
2.13%, 06/22/26	330,000	316,557
1.75%, 05/30/19	100,000	100,285
3.05%, 05/14/24	724,000	753,606
Province of Ontario
4.00%, 10/07/19	263,000	277,112
4.40%, 04/14/20	905,000	971,050
Province of Quebec
7.50%, 09/15/29	496,000	715,958
3.50%, 07/29/20	75,000	78,929
		3,213,497
		3,213,497
U.S. 0.7%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	1,400,000	1,989,008
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	330,000	486,285

12

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,100,000	1,585,023
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	330,000	379,054
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	424,235
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	662,000	597,210
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	527,426
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (b)	130,000	136,712
Metropolitan Transportation Auth
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	455,935
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	130,000	185,606
New Jersey Transportation Trust Fund Auth
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	353,130
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	330,000	430,175
		7,549,799
		10,763,296

Sovereign 1.0%
Chile 0.1%
Republic of Chile
3.13%, 01/21/26	1,000,000	1,026,050
Colombia 0.1%
Republic of Colombia
4.00%, 02/26/24 (b)	300,000	311,625
7.38%, 09/18/37	362,000	466,618
5.00%, 06/15/45 (b)	1,000,000	1,015,000
		1,793,243
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21 (g)	924,000	1,044,685
Italy 0.0%
Republic of Italy
6.88%, 09/27/23	164,000	194,464
5.38%, 06/15/33	250,000	284,183
		478,647
Mexico 0.2%
United Mexican States
3.50%, 01/21/21	230,000	239,890
3.63%, 03/15/22	300,000	310,950
4.13%, 01/21/26	688,000	715,864
6.75%, 09/27/34	362,000	461,232
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.05%, 01/11/40	524,000	612,739
4.75%, 03/08/44	100,000	99,400
5.75%, 10/12/49	70,000	71,645
		2,511,720
Panama 0.1%
Republic of Panama
3.75%, 03/16/25 (b)	393,000	406,264
6.70%, 01/26/36	131,000	169,972
		576,236
Peru 0.1%
Republic of Peru
7.13%, 03/30/19	496,000	543,051
5.63%, 11/18/50	295,000	363,292
		906,343
Philippines 0.1%
Republic of the Philippines
6.38%, 01/15/32	300,000	391,352
3.95%, 01/20/40	1,000,000	1,033,951
		1,425,303
Poland 0.1%
Republic of Poland
6.38%, 07/15/19	350,000	384,142
5.13%, 04/21/21	362,000	400,369
5.00%, 03/23/22	500,000	554,600
		1,339,111
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	263,000	283,514
5.10%, 06/18/50	330,000	332,805
		616,319
		11,717,657

Supranational* 1.8%
Asian Development Bank
5.59%, 07/16/18	330,000	344,318
1.88%, 04/12/19	1,000,000	1,008,134
1.50%, 01/22/20	330,000	329,917
2.00%, 02/16/22	250,000	251,520
2.00%, 01/22/25	851,000	837,249
Corp. Andina de Fomento
2.00%, 05/10/19	150,000	151,201
4.38%, 06/15/22	362,000	394,088
Council of Europe Development Bank
1.63%, 03/10/20	330,000	329,855
European Bank for Reconstruction & Development
1.63%, 11/15/18	1,362,000	1,366,044
European Investment Bank
1.00%, 06/15/18	1,309,000	1,304,645
1.63%, 12/18/18	655,000	657,646
1.88%, 03/15/19	655,000	659,872
1.25%, 05/15/19	250,000	248,840
1.75%, 06/17/19	1,155,000	1,161,372
2.88%, 09/15/20	393,000	407,333
2.25%, 03/15/22	500,000	506,918
2.13%, 04/13/26 (g)	500,000	491,496
Inter-American Development Bank
3.88%, 09/17/19	330,000	346,752
1.88%, 03/15/21	1,506,000	1,511,967

13

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 01/18/22 (g)	1,500,000	1,518,343
2.00%, 06/02/26	524,000	509,123
International Bank for Reconstruction & Development
1.88%, 03/15/19	500,000	504,040
0.88%, 08/15/19	330,000	325,157
1.88%, 10/07/19	350,000	352,921
2.13%, 11/01/20 (g)	1,200,000	1,216,028
1.38%, 05/24/21	330,000	324,684
2.00%, 01/26/22	524,000	527,216
1.63%, 02/10/22	655,000	647,834
2.13%, 02/13/23	655,000	655,244
4.75%, 02/15/35	330,000	409,818
International Finance Corp.
1.75%, 09/04/18	230,000	231,231
1.75%, 09/16/19	230,000	231,608
1.13%, 07/20/21	164,000	159,628
		19,922,042
Total Government Related
(Cost $80,533,958)		80,883,830

Securitized 30.4% of net assets

Asset-Backed Securities 0.5%
Automobile 0.2%
CarMax Auto Owner Trust
Series 2014-2 Class A4
1.61%, 10/15/19 (b)	1,018,000	1,018,861
Ford Credit Auto Owner Trust
Series 2016-A Class A4
1.60%, 06/15/21 (b)	276,000	275,709
Honda Auto Receivables Owner Trust
Series 2016-4 Class A3
1.21%, 12/18/20 (b)	100,000	99,422
Series 2016-2 Class A4
1.62%, 08/15/22 (b)	326,000	325,712
Mercedes-Benz Auto Receivables Trust
Series 2015-1 Class A4
1.75%, 12/15/21 (b)	200,000	200,585
Credit Card 0.3%
Capital One Multi-Asset Execution Trust
Series 2015-A1 Class A1
1.39%, 01/15/21 (b)	263,000	263,040
Chase Issuance Trust
Series 2016-A5 Class A5
1.27%, 07/15/21 (b)	175,000	173,796
Series 2015-A4 Class A4
1.84%, 04/15/22 (b)	300,000	301,096
Discover Card Execution Note Trust
Series 2014-A4 Class A4
2.12%, 12/15/21 (b)	1,165,000	1,177,169
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	398,000	398,114
World Financial Network Credit Card Master Trust
Series 2015-B Class A
2.55%, 06/17/24 (b)	911,000	925,445
		5,158,949

Commercial Mortgage-Backed Securities 1.8%
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (b)(g)	1,642,000	1,743,642
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust
Series 2016-GC36 Class A5
3.62%, 02/10/49 (b)	1,180,000	1,237,453
COMM 2012-LC4 Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (b)	75,000	77,949
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR10 Class A4
4.21%, 08/10/46 (b)	1,309,000	1,421,993
Series 2013-CR11 Class A4
4.26%, 10/10/46 (b)	1,443,000	1,569,170
COMM 2014-LC17 Mortgage Trust
Series 2014-LC17 Class A5
3.92%, 10/10/47 (b)	45,000	48,142
CSMC Trust 2016-NXSR
Series 2016 Class A4
3.79%, 12/15/49 (b)	1,000,000	1,056,612
Fannie Mae-Aces
Series 2014-M2 Class A2
3.51%, 12/25/23 (b)	131,000	139,838
Series 2015-M13 Class A2
2.71%, 06/25/25 (a)(b)	200,000	202,384
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(b)	785,000	763,140
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K004 Class A2
4.19%, 08/25/19 (b)	393,000	413,485
Series K015 Class A1
2.26%, 10/25/20 (b)	86,392	86,958
Series K014 Class A1
2.79%, 10/25/20 (b)	261,815	265,921
Series K714 Class A2
3.03%, 10/25/20 (b)	248,000	257,231
Series K021 Class A2
2.40%, 06/25/22 (b)	128,000	129,940
Series K022 Class A2
2.36%, 07/25/22 (b)	148,000	149,873
Series K024 Class A2
2.57%, 09/25/22 (b)	131,000	133,899
Series K030 Class A1
2.78%, 09/25/22 (b)	95,430	97,831
Series K026 Class A2
2.51%, 11/25/22 (b)	1,019,000	1,037,903
Series K027 Class A2
2.64%, 01/25/23 (b)	235,000	240,632
Series K028 Class A2
3.11%, 02/25/23 (b)	300,000	314,412
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	523,000	554,001
Series K035 Class A1
2.62%, 03/25/23 (b)	237,780	242,385
Series K037 Class A1
2.59%, 04/25/23 (b)(g)	384,158	392,646
Series K031 Class A2
3.30%, 04/25/23 (a)(b)	274,000	291,673
Series K033 Class A2
3.06%, 07/25/23 (b)	131,000	137,089
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	983,000	1,048,078
Series K037 Class A2
3.49%, 01/25/24 (b)	50,000	53,457
Series K040 Class A2
3.24%, 09/25/24 (b)	131,000	138,285
Series K044 Class A2
2.81%, 01/25/25 (b)	145,000	148,547

14

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K045 Class A2
3.02%, 01/25/25 (b)	500,000	519,153
Series K052 Class A2
3.15%, 11/25/25 (b)	100,000	104,355
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (b)	500,000	522,415
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (b)	200,000	217,112
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10 Class A4
4.08%, 07/15/46 (a)(b)(g)	670,000	724,184
Series 2013-C13 Class A4
4.04%, 11/15/46 (b)	300,000	322,709
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (b)	50,000	53,048
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
3.18%, 03/10/46 (b)	250,000	257,416
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	1,409,000	1,529,965
Series 2013-SG1 Class A2
2.97%, 12/15/47 (b)	215,000	220,552
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (b)	200,000	205,950
Series 2013-C33 Class A3
3.16%, 03/17/59 (b)	155,000	157,422
WFRBS Commercial Mortgage Trust
Series 2014-C20 Class ASB
3.64%, 05/15/47 (b)	670,000	709,216
		19,938,066

Mortgage-Backed Securities Pass-Through 28.1%
Fannie Mae
5.00%, 12/01/17 to 08/01/43 (b)	3,769,879	4,158,120
4.50%, 06/01/20 to 10/01/46 (b)	7,317,614	7,927,396
3.50%, 11/01/20 to 04/01/47 (b)	34,778,007	36,074,343
4.00%, 04/01/24 to 04/01/47 (b)	21,227,534	22,540,980
5.50%, 08/01/25 to 02/01/42 (b)	3,087,154	3,484,874
3.00%, 10/01/26 to 04/01/47 (b)	36,193,712	36,757,092
2.50%, 07/01/27 to 12/01/46 (b)	10,318,670	10,441,532
6.50%, 07/01/28 to 11/01/37 (b)	524,131	594,414
2.00%, 01/01/32 (b)	1,208,302	1,190,270
6.00%, 07/01/35 to 10/01/38 (b)	1,412,838	1,607,703
4.50%, 12/01/41 (b)(g)	894,310	968,489
3.00%, 05/01/46 (b)(g)	3,703,646	3,727,300
Fannie Mae TBA
2.50%, 06/01/32 (b)(f)	1,000,000	1,010,352
3.00%, 06/01/32 to 06/01/47 (b)(f)	2,800,000	2,841,813
3.50%, 06/01/32 to 06/01/47 (b)(f)	3,500,000	3,622,470
4.00%, 06/01/47 (b)(f)	2,500,000	2,641,609
4.50%, 06/01/47 (b)(f)	1,000,000	1,078,418
Freddie Mac
5.00%, 01/01/19 to 04/01/44 (b)	2,568,524	2,832,486
4.50%, 12/01/19 to 12/01/45 (b)	3,922,179	4,251,706
5.50%, 08/01/22 to 06/01/41 (b)	1,624,460	1,827,717
4.00%, 03/01/24 to 09/01/46 (b)	11,015,878	11,678,746
3.50%, 01/01/26 to 03/01/47 (b)	22,548,649	23,396,887
3.00%, 10/01/26 to 04/01/47 (b)	26,888,174	27,251,796
2.50%, 08/01/27 to 12/01/46 (b)	7,452,846	7,562,473
2.00%, 04/01/28 to 12/01/31 (b)	720,103	710,935
6.00%, 05/01/32 to 10/01/38 (b)	1,011,039	1,153,783
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.50%, 10/01/36 to 07/01/38 (b)	75,301	85,743
4.50%, 03/01/41 to 07/01/42 (b)(g)	858,263	928,304
4.00%, 03/01/44 (b)(g)	1,093,596	1,156,416
Freddie Mac TBA
3.00%, 06/01/32 to 06/01/47 (b)(f)	1,300,000	1,320,199
3.50%, 06/01/47 (b)(f)	1,500,000	1,549,746
4.00%, 06/01/47 (b)(f)	1,000,000	1,056,289
Ginnie Mae
3.00%, 04/20/27 to 11/20/46 (b)	26,892,894	27,478,879
2.50%, 03/20/28 to 01/20/47 (b)	1,636,522	1,637,403
5.50%, 04/15/33 to 10/20/38 (b)	692,664	779,934
5.00%, 05/20/38 to 09/20/46 (b)	3,066,771	3,387,317
6.00%, 08/20/39 to 02/20/40 (b)	636,151	718,144
4.50%, 12/15/39 to 06/20/44 (b)	4,302,119	4,653,521
4.00%, 07/20/40 to 03/20/47 (b)	13,471,380	14,304,972
3.50%, 01/15/42 to 09/20/46 (b)	31,624,988	33,074,532
Ginnie Mae TBA
3.50%, 06/01/47 (b)(f)	1,000,000	1,043,359
4.00%, 06/01/47 (b)(f)	1,000,000	1,058,516
4.50%, 06/01/47 (b)(f)	2,500,000	2,676,514
		318,243,492
Total Securitized
(Cost $341,948,662)		343,340,507
Security	Number of Shares	Value ($)
Other Investment Company 2.8% of net assets

Money Market Fund 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.72% (e)	32,213,579	32,213,579
Total Other Investment Company
(Cost $32,213,579)		32,213,579

End of Investments.

At 05/31/17, the tax basis cost of the fund's investments was $1,149,738,849 and the unrealized appreciation and depreciation were $6,123,714 and ($216,574), respectively, with a net unrealized appreciation of $5,907,140.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,237,199 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	All or a portion of this security is designated as collateral for delayed-delivery securities.

GO –	General obligation
RB –	Revenue bond
TBA –	To-be-announced

15

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporates [1]	$—	$283,922,046	$—	$283,922,046
Treasuries	—	415,286,027	—	415,286,027
Government Related[1]	—	80,883,830	—	80,883,830
Securitized [1]	—	343,340,507	—	343,340,507
Other Investment Company[1]	32,213,579	—	—	32,213,579
Total	$32,213,579	$1,123,432,410	$—	$1,155,645,989
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
16

Schwab Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial
17

Schwab Bond Funds
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89450MAY17
18

Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
94.0%	Fixed-Rate Obligations	585,038,983	610,368,557
6.3%	Variable-Rate Obligations	39,944,750	40,542,523
100.3%	Total Investments	624,983,733	650,911,080
(0.3%)	Other Assets and Liabilities, Net		(1,722,387)
100.0%	Net Assets		649,188,693

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 94.0% of net assets
ALABAMA 1.3%
Birmingham
GO Refunding Warrants Series 2010A	5.00%	02/01/18 (h)	1,160,000	1,192,631
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19	125,000	136,329
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	900,000	1,010,178
RB (Noland Health Services) Series 2016A	5.00%	12/01/31 (b)	2,000,000	2,212,460
Univ of Montevallo
RB Series 2017	5.00%	05/01/25	465,000	558,888
RB Series 2017	5.00%	05/01/26	200,000	241,102
RB Series 2017	5.00%	05/01/27	250,000	303,697
RB Series 2017	5.00%	05/01/42 (b)	2,650,000	3,018,668
				8,673,953
ALASKA 1.0%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2012A	5.00%	12/01/17	1,105,000	1,128,172
North Slope Borough
GO Bonds Series 2013A	5.00%	06/30/19	1,000,000	1,080,750
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/20 (g)	820,000	918,015
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/22 (b)	1,130,000	1,279,024
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/23 (b)	1,790,000	2,014,967
				6,420,928
ARIZONA 1.1%
Arizona Health Facilities Auth
Hospital RB (Phoenix Children's Hospital) Series 2013B	5.00%	02/01/43 (b)	1,000,000	1,081,790
Higley USD #60
GO & Refunding Bonds Series 2015	4.00%	07/01/20	530,000	574,785

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Payson USD #10
GO Bonds Series 2008B	5.75%	07/01/28 (b)(f)(g)(h)	1,375,000	1,448,109
Phoenix Elementary SD #1
GO Series 2016A	4.00%	07/01/26	525,000	604,291
Pima Cnty
COP Series 2013A	5.00%	12/01/17	550,000	561,561
COP Series 2013A	5.00%	12/01/18	400,000	423,968
COP Series 2013A	5.00%	12/01/19	500,000	546,505
GO Bonds Series 2012A	4.00%	07/01/22	140,000	158,205
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	784,259
Refunding COP Series 2014	4.00%	07/01/23	700,000	794,199
University Medical Center Corp
Hospital RB Series 2009	6.00%	07/01/18 (g)	300,000	316,623
				7,294,295
ARKANSAS 0.9%
Cabot
Sales & Use Tax Refunding & RB Series 2013	2.55%	06/01/43 (b)	530,000	533,249
Fayetteville
Sales & Use Tax Bonds Series 2013	2.80%	11/01/24	445,000	448,729
Little Rock
LT GO & Refunding Bonds Series 2012	3.10%	03/01/32 (b)	540,000	540,589
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	785,634
Sewer Refunding RB Series 2015	5.00%	10/01/23	665,000	791,051
Sewer Refunding RB Series 2015	3.00%	04/01/24	1,210,000	1,296,515
Rogers
Sales & Use Tax Bonds Series 2015	2.13%	11/01/29 (b)	1,170,000	1,185,596
				5,581,363
CALIFORNIA 10.7%
ABAG Finance Auth
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19	1,000,000	1,068,530
Anaheim Housing & Public Improvement Auth
Refunding RB Bonds (Anaheim Electric System) Series 2016	5.00%	10/01/41 (b)	1,500,000	1,686,690
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17	955,000	961,809
California
GO Bonds	5.00%	11/01/32 (b)(f)(g)	765,000	778,556
GO Bonds	5.00%	04/01/38 (b)	500,000	516,665
GO Refunding Bonds Series 2007	5.00%	11/01/32 (b)(f)(g)	65,000	66,152
GO Refunding Bonds Series 2007	5.00%	11/01/32 (b)	410,000	416,548
GO Refunding Bonds Series 2016	5.00%	08/01/29 (b)	5,000,000	6,118,750
GO Refunding Bonds Series 2017	5.00%	08/01/32 (b)	2,590,000	3,112,714
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27 (b)(f)(g)(h)	2,005,000	2,240,006
California Public Works Board
Lease Refunding RB Series 2014H	5.00%	12/01/20	1,605,000	1,821,707
California Statewide Communities Development Auth
RB (St. Joseph Health) Series 2000	4.50%	07/01/18 (g)	360,000	367,204

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Discovery Bay Public Financing Auth
Enterprise RB (Water & Wastewater) Series 2017	4.00%	12/01/47 (b)	2,975,000	3,052,082
Fresno
Airport Refunding RB Series 2013A	5.00%	07/01/23	105,000	124,546
Airport Refunding RB Series 2013A	5.00%	07/01/30 (b)	90,000	101,701
Inglewood USD
GO Bonds Series A	5.25%	08/01/27 (b)	525,000	617,820
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	450,000	515,597
Special Tax RB Series 2014A	5.00%	09/01/22	460,000	536,590
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19	2,520,000	2,661,170
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/26 (b)	1,500,000	1,740,000
Los Angeles Municipal Improvement Corp
Lease RB Series 2009C	4.00%	09/01/17	100,000	100,815
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,158,380
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/17	3,500,000	3,535,350
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (b)	1,295,000	1,591,102
GO Bonds Series 2015A	5.00%	08/01/28 (b)	1,000,000	1,218,520
Palo Alto
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/19	180,000	189,461
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/21	125,000	135,563
Pasadena
Refunding COP Series 2015A	5.00%	02/01/27 (b)	750,000	914,722
Refunding COP Series 2015A	5.00%	02/01/28 (b)	785,000	949,316
Refunding COP Series 2015A	5.00%	02/01/29 (b)	650,000	780,526
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (b)(g)	360,000	412,823
Pomona USD
GO Bonds Series 2008G	0.00%	08/01/32 (b)(e)	1,000,000	578,280
GO Bonds Series 2008G	0.00%	08/01/34 (b)(e)	1,000,000	520,930
GO Bonds Series 2008G	0.00%	08/01/36 (b)(e)	1,000,000	474,390
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (b)	755,000	900,760
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32 (b)	3,530,000	3,911,981
Salinas UHSD
GO BAN	0.00%	08/01/20 (b)(e)	2,000,000	1,896,060
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18	2,165,000	2,214,990
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (e)	1,750,000	1,109,815
GO Bonds Series 2010C	0.00%	07/01/32 (e)	1,500,000	900,735
GO Bonds Series 2010C	0.00%	07/01/33 (e)	1,000,000	574,140
GO Bonds Series 2010C	0.00%	07/01/34 (e)	1,550,000	848,268
GO Bonds Series 2010C	0.00%	07/01/35 (e)	1,300,000	680,706

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (b)	1,000,000	1,109,080
San Francisco Public Utilities Commission
Water RB Series 2016A	5.00%	11/01/34 (b)	2,000,000	2,400,440
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/18	1,885,000	1,960,984
GO Refunding Bonds Series 2012	5.00%	09/01/20	2,195,000	2,477,782
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	1,235,000	1,455,818
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	1,000,000	1,200,760
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,250,000	1,521,625
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District #5) Series 2012	3.00%	10/01/21	140,000	151,224
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (b)	500,000	571,205
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	1,165,000	1,240,853
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20	1,260,000	1,388,911
				69,581,152
COLORADO 1.2%
Boulder Cnty
COP Series 2015	5.00%	12/01/18	775,000	821,438
COP Series 2015	5.00%	12/01/24 (b)	375,000	422,276
COP Series 2015	5.00%	12/01/25 (b)	500,000	562,670
Colorado Health Facilities Auth
Hospital RB (Vail Valley Medical Center) Series 2015	5.00%	01/15/26	900,000	1,097,397
Refunding RB (Covenant Retirement Communities) Series 2015A	3.00%	12/01/17	700,000	706,615
Refunding RB (Covenant Retirement Communities) Series 2015A	4.00%	12/01/18	575,000	596,488
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19 (h)	1,735,000	1,795,031
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	2,016,850
				8,018,765
CONNECTICUT 0.6%
Connecticut Health & Educational Facilities Auth
RB (Quinnipiac Univ) Series M	5.00%	07/01/20	1,055,000	1,168,877
Greater New Haven Pollution Control Auth
Wastewater System Refunding RB Series 2014B	5.00%	08/15/26 (b)	625,000	750,587
Oxford
GO Refunding Bonds 2011	4.00%	08/01/18	1,445,000	1,495,141
GO Refunding Bonds 2011	4.00%	08/01/19	450,000	478,076
Stamford
Water Pollution Control RB Series 2013A	5.00%	08/15/29 (b)	15,000	17,774
				3,910,455
DELAWARE 0.1%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29 (b)	905,000	933,507

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
DISTRICT OF COLUMBIA 0.3%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27 (b)(h)	300,000	330,279
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30 (b)	1,210,000	1,340,704
				1,670,983
FLORIDA 6.4%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008D1	6.25%	12/01/18	500,000	537,115
Cape Coral
Utility Refunding Assessment Bonds Series 2017	2.75%	09/01/25	1,250,000	1,270,987
Utility Refunding Assessment Bonds Series 2017	2.75%	09/01/26	845,000	848,329
Utility Refunding Assessment Bonds Series 2017	3.00%	09/01/27	750,000	760,583
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ of Tampa) Series 2012A	5.00%	04/01/19	55,000	58,601
Refunding RB (Univ of Tampa) Series 2012A	5.25%	04/01/42 (b)	400,000	439,252
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28 (b)	1,500,000	1,710,615
Fort Myers
Refunding RB Series 2016	4.00%	12/01/34 (b)	500,000	529,565
Hillsborough Cnty SD
Refunding COP Series 2010A	5.00%	07/01/24 (b)	2,385,000	2,641,674
Sales Tax Refunding RB Series 2015B	5.00%	10/01/21	1,500,000	1,728,975
Sales Tax Refunding RB Series 2015B	5.00%	10/01/23	2,000,000	2,397,640
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,499,620
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18	150,000	158,348
Martin Cnty Health Facilities Auth
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/23	1,500,000	1,757,010
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	113,252
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	173,024
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	474,360
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (b)	250,000	293,713
Miami Beach Redevelopment Agency
Tax Increment Refunding RB Series 2015A	4.00%	02/01/18	410,000	418,446
Tax Increment Refunding RB Series 2015A	4.00%	02/01/19	840,000	879,799
Miami-Dade Cnty
Aviation RB Series 2010A	5.00%	10/01/20	500,000	560,670
Aviation RB Series 2010A	5.50%	10/01/26 (b)(f)(g)	1,135,000	1,299,802
Aviation RB Series 2010A	5.50%	10/01/26 (b)	3,555,000	4,036,702
Rickenbacker Causeway RB Series 2014	5.00%	10/01/23	740,000	865,667
Rickenbacker Causeway RB Series 2014	5.00%	10/01/25 (b)	810,000	952,301
Rickenbacker Causeway RB Series 2014	5.00%	10/01/35 (b)	575,000	642,551
Rickenbacker Causeway RB Series 2014	5.00%	10/01/36 (b)	890,000	992,706
Miami-Dade Cnty Educational Facilities Auth
Refunding & RB (Univ of Miami) Series 2015A	5.00%	04/01/30 (b)	1,150,000	1,332,723

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	640,217
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,953,187
Toll System RB Series 2014A	5.00%	07/01/24	625,000	752,150
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18	300,000	306,852
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19	445,000	472,310
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22	800,000	923,504
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18 (a)(g)	375,000	396,799
RB Series 2009	5.25%	10/01/18 (a)	1,525,000	1,612,809
Port St. Lucie Utility System
Refunding RB Series 2014	5.00%	09/01/20	200,000	223,514
Refunding RB Series 2014	5.00%	09/01/21	175,000	200,639
Refunding RB Series 2014	5.00%	09/01/22	485,000	567,081
Refunding RB Series 2014	5.00%	09/01/23	350,000	416,444
Sumter County Industrial Development Auth
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/22	200,000	231,168
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/24 (b)	150,000	176,414
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20	535,000	586,002
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18	850,000	896,894
				41,730,014
GEORGIA 1.3%
Columbia Cnty
GO Sales Tax Bonds Series 2015	5.00%	04/01/20	300,000	334,329
GO Sales Tax Bonds Series 2015	5.00%	04/01/21	400,000	459,536
GO Sales Tax Bonds Series 2015	5.00%	04/01/22	200,000	235,972
GO Sales Tax Bonds Series 2015	5.00%	04/01/23	200,000	241,286
Fulton Cnty Development Auth
RB (Georgia State Univ) Series 2011	5.00%	10/01/17	185,000	187,566
Private Colleges & Universities Auth
RB (Emory Univ) Series 2016A	5.00%	10/01/46 (b)	6,000,000	7,028,940
				8,487,629
GUAM 0.2%
Guam Power Auth
RB Series 2014A	5.00%	10/01/20	500,000	547,700
RB Series 2014A	5.00%	10/01/25 (b)	720,000	822,528
				1,370,228
HAWAII 1.0%
Hawaii
GO Bonds Series 2013EH	5.00%	08/01/20	2,700,000	3,035,448
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (b)	730,000	749,564

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Honolulu
GO Bonds Series 2016C	5.00%	10/01/28	2,000,000	2,527,980
				6,312,992
IDAHO 1.4%
Ada & Canyon Cntys Jt SD #3
GO Bonds Series 2017B	5.00%	09/15/33 (a)(b)(d)	2,000,000	2,410,500
GO Bonds Series 2017B	5.00%	09/15/34 (a)(b)(d)	1,055,000	1,265,483
Nampa SD #131
GO Refunding Bonds Series 2011B	3.50%	08/15/19 (a)(h)	1,535,000	1,624,291
GO Refunding Bonds Series 2011B	4.00%	08/15/21 (a)(h)	1,835,000	2,055,310
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (a)(h)	745,000	849,516
Univ of Idaho
General RB Series 2014	5.00%	04/01/21	350,000	399,749
General RB Series 2014	5.00%	04/01/24 (b)	200,000	231,302
General RB Series 2014	5.00%	04/01/26 (b)	300,000	342,378
				9,178,529
ILLINOIS 5.2%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	551,935
GO Refunding Bonds Series 2014	5.00%	12/01/32 (b)	1,705,000	1,963,393
GO Refunding Bonds Series 2016B	5.00%	12/01/27 (b)	1,125,000	1,332,000
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (b)	1,000,000	1,178,130
Chicago
O'Hare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (b)	1,750,000	2,058,403
O'Hare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (b)	1,100,000	1,285,559
O'Hare PFC Refunding RB Series 2010D	5.00%	01/01/18 (h)	1,200,000	1,228,332
O'Hare PFC Refunding RB Series 2010D	5.00%	01/01/19 (h)	750,000	797,003
O'Hare PFC Refunding RB Series 2012A	5.00%	01/01/31 (b)(h)	4,950,000	5,469,106
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (b)	4,840,000	5,589,522
Dupage Cnty HSD #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	3,043,950
Illinois
GO Bonds Series March 2012	5.00%	03/01/20	1,000,000	1,052,200
GO Refunding Bonds Series February 2010	5.00%	01/01/18	2,325,000	2,360,433
GO Refunding Bonds Series June 2006	5.00%	01/01/19	1,220,000	1,264,725
Sales Tax Jr Obligation RB Series June 2010	5.00%	06/15/20	400,000	442,508
Illinois Finance Auth
RB (OSF Healthcare) Series 2015A	5.00%	11/15/23	700,000	830,606
RB (Riverside Health) Series 2016	4.00%	11/15/34 (b)	1,000,000	1,026,960
RB (Rush Univ Medical Center) Series 2015A	5.00%	11/15/20	250,000	280,525
Refunding RB (Silver Cross Hospital & Medical Centers) Series 2015C	5.00%	08/15/25	450,000	531,626
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,545,994
				33,832,910

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
INDIANA 1.2%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21	125,000	139,403
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/22	320,000	363,043
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23	380,000	437,471
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22	700,000	794,157
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (b)	1,840,000	2,096,974
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/18	1,000,000	1,029,090
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/19	1,000,000	1,064,220
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19	945,000	1,009,865
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A5	2.00%	11/01/27 (b)	875,000	876,400
				7,810,623
IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25 (b)(f)(g)	570,000	637,574
KANSAS 1.6%
Butler Cnty USD #375
GO Refunding Bonds Series 2014-1	4.00%	09/01/22	150,000	167,253
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/25 (d)	250,000	302,373
GO Bonds Series 2017	5.00%	09/01/26 (d)	250,000	303,997
GO Bonds Series 2017	5.00%	09/01/27 (d)	450,000	549,940
GO Bonds Series 2017	5.00%	09/01/36 (b)(d)	880,000	1,019,762
GO Bonds Series 2017	5.00%	09/01/37 (b)(d)	435,000	502,851
Finney Cnty USD #457
GO Refunding Bonds Series 2016A	5.00%	09/01/25	1,265,000	1,549,739
GO Refunding Bonds Series 2016A	5.00%	09/01/26	2,035,000	2,504,983
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (b)	375,000	427,830
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (b)	400,000	452,452
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (b)	440,000	493,548
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (b)	445,000	496,331
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (b)	250,000	277,738
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/41 (b)	500,000	543,315
Johnson Cnty USD #512
Improvement Refunding Bonds Series 2016B	5.00%	10/01/25	500,000	623,945
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/21	120,000	132,512
				10,348,569
KENTUCKY 0.5%
Kentucky
COP 2015	4.00%	06/15/24	400,000	451,184
COP 2015	5.00%	06/15/25	400,000	483,960
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18	750,000	782,685

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20	1,210,000	1,343,052
				3,060,881
LOUISIANA 1.0%
Louisiana Public Facilities Auth
Refunding RB (Loyola University) Series 2017	0.00%	10/01/18 (e)	500,000	488,645
Refunding RB (Loyola University) Series 2017	0.00%	10/01/19 (e)	750,000	714,480
Refunding RB (Ochsner Clinic Fdn) Series 2015	4.00%	05/15/19	250,000	263,653
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/21	800,000	908,064
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/23	350,000	412,377
Refunding RB (Ochsner Clinic Foundation) Series 2017	5.00%	05/15/27	900,000	1,087,551
New Orleans
GO Refunding Bonds Series 2015	4.00%	12/01/18	700,000	730,275
GO Refunding Bonds Series 2015	4.00%	12/01/19	700,000	747,439
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20	550,000	607,656
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	452,852
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	288,922
				6,701,914
MARYLAND 2.4%
Baltimore
Water RB Series 2013A	5.00%	07/01/19	750,000	813,480
Water RB Series 2013A	5.00%	07/01/20	150,000	168,171
Water RB Series 2013A	5.00%	07/01/21	450,000	518,522
Frederick Cnty
Public Facilities GO Refunding Bonds Series 2017A	5.00%	02/01/28	2,600,000	3,332,836
Public Facilities GO Refunding Bonds Series 2017A	5.00%	02/01/30	1,500,000	1,925,325
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20	135,000	148,839
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,178,250
Prince Georges Cnty
GO Bonds Series 2016B	4.00%	07/15/22	6,505,000	7,395,274
				15,480,697
MASSACHUSETTS 2.1%
Braintree
GO Refunding Bonds	5.00%	05/15/29	80,000	101,546
Chatham
GO Refunding Bonds Series 2009	5.00%	07/01/17 (h)	245,000	245,880
Martha's Vineyard Land Bank
Refunding RB Series 2017	5.00%	05/01/27	300,000	373,164
Refunding RB Series 2017	5.00%	05/01/29 (b)	200,000	244,594
Refunding RB Series 2017	5.00%	05/01/31 (b)	410,000	494,325
Refunding RB Series 2017	5.00%	05/01/33 (b)	330,000	393,423
Massachusetts Development Finance Agency
RB (Boston College) Series 2017T	5.00%	07/01/37 (b)	2,000,000	2,384,160
RB (Boston Medical Center) Series 2016E	5.00%	07/01/37 (b)	1,000,000	1,101,110
RB (Lahey Health System) Series 2015F	5.00%	08/15/27 (b)	500,000	599,595
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (b)	1,100,000	1,305,766

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RB (SABIS International Charter School) Series 2015	4.00%	04/15/20	490,000	508,463
RB (SABIS International Charter School) Series 2015	5.00%	04/15/25	500,000	561,300
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18	885,000	904,373
Refunding RB (South Shore Hospital) Series 2016I	4.00%	07/01/36 (b)	400,000	407,320
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (b)	3,575,000	3,781,778
Massachusetts Turnpike Auth
RB Series 1993A	5.00%	01/01/20 (g)	340,000	360,352
				13,767,149
MICHIGAN 3.0%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	700,000	860,335
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,345,000	1,679,313
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (b)	1,645,000	1,926,871
RB Series 2014A	5.00%	11/01/25 (b)	1,100,000	1,280,719
Livonia SD
ULT GO Bonds Series 2016 II	5.00%	05/01/31 (b)	2,675,000	3,106,691
Michigan Finance Auth
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/26 (b)	940,000	1,046,558
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/27 (b)	585,000	647,677
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/28 (b)	535,000	589,324
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/29 (b)	590,000	646,286
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/30 (b)	400,000	436,616
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (b)	2,655,000	2,835,062
Michigan Trunk Line Fund
Refunding Bonds Series 2009	5.00%	11/01/22 (b)	1,785,000	1,950,702
Troy
LT GO Bonds Series 2013	5.00%	11/01/22 (b)	125,000	145,323
LT GO Bonds Series 2013	5.00%	11/01/23 (b)	150,000	172,836
LT GO Bonds Series 2013	5.00%	11/01/25 (b)	200,000	230,448
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (b)	550,000	619,064
Airport RB Series 2014B	5.00%	12/01/33 (b)	625,000	700,812
Western Townships Utilities Auth
LT GO Refunding Bonds Series 2012	4.00%	01/01/20	600,000	642,288
				19,516,925
MINNESOTA 1.5%
Mahtomedi ISD #832
GO Refunding Bonds Series 2014A	5.00%	02/01/21 (a)	550,000	627,715
GO Refunding Bonds Series 2014A	5.00%	02/01/22 (a)	400,000	468,556
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/17	300,000	302,343
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/18	300,000	310,347
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/19	500,000	529,105
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/20	600,000	648,120
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	439,280

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Minnetonka ISD #276
GO Refunding Bonds Series 2013H	4.00%	02/01/22 (a)	860,000	966,030
Olmsted Cnty
GO Refunding Bonds Series 2012A	4.00%	02/01/20	1,715,000	1,851,994
Shakopee ISD #720
GO Refunding Bonds Series 2012A	4.00%	02/01/19 (a)	740,000	777,562
GO Refunding Bonds Series 2012A	5.00%	02/01/21 (a)	1,000,000	1,138,200
Univ of Minnesota
General RB Series 2011D	5.00%	12/01/20	220,000	250,083
General RB Series 2011D	5.00%	12/01/21	425,000	496,757
General RB Series 2013A	4.00%	02/01/20	545,000	588,834
				9,394,926
MISSISSIPPI 1.6%
Mississippi Development Bank
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40 (b)	4,250,000	5,467,795
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28 (b)	750,000	858,720
Special Obligation Refunding Bonds (Jackson Public SD) Series 2015A	5.00%	04/01/20	1,000,000	1,098,320
Special Obligation Refunding Bonds (Jackson Public SD) Series 2015A	5.00%	04/01/21	2,000,000	2,268,600
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (b)	740,000	769,874
				10,463,309
MISSOURI 1.3%
Boone Cnty
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18	400,000	412,932
Refunding RB (Boone Hospital Ctr) Series 2016	3.00%	08/01/17	300,000	301,008
Refunding RB (Boone Hospital Ctr) Series 2016	5.00%	08/01/19	500,000	537,975
Butler Cnty SD R1
Lease Participation Certificates Series 2014	4.00%	03/01/21	200,000	218,372
Lease Participation Certificates Series 2014	5.00%	03/01/23	200,000	234,792
Lease Participation Certificates Series 2014	5.00%	03/01/24	200,000	238,404
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (b)	1,000,000	1,153,930
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (b)	1,050,000	1,207,741
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/42 (b)	1,400,000	1,593,648
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/30 (b)	500,000	548,175
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/34 (b)	500,000	538,880
RB (St. Louis College of Pharmacy) Series 2013	5.00%	05/01/18	1,200,000	1,236,000
				8,221,857
NEBRASKA 0.8%
Nebraska Investment Finance Auth
S/F Housing RB Series 2013A	2.50%	09/01/34 (b)	210,000	211,613
S/F Housing RB Series 2013C	2.50%	03/01/35 (b)	795,000	804,389
S/F Housing RB Series 2013E	3.00%	03/01/43 (b)	345,000	351,496
S/F Housing RB Series 2016A	3.50%	03/01/46 (b)	2,350,000	2,478,827
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19	250,000	266,035

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Omaha Public Power District
Electric System RB Series 2016A	4.00%	02/01/33 (b)	190,000	203,500
Papio-Missouri River Natural Resource District
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/27 (b)(d)	250,000	270,007
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/28 (b)(d)	275,000	295,254
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/30 (b)(d)	500,000	532,635
				5,413,756
NEVADA 1.5%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18	1,265,000	1,320,445
Clark Cnty
Airport System RB Sr Series 2010D	5.00%	07/01/17 (h)	1,000,000	1,003,560
Airport System RB Sr Series 2010D	5.00%	07/01/18 (h)	1,770,000	1,849,225
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18 (h)	5,375,000	5,609,028
				9,782,258
NEW HAMPSHIRE 0.2%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19	180,000	194,945
RB (Dartmouth-Hitchcock ) Series 2009	6.00%	08/01/38 (b)	400,000	441,116
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38 (b)	250,000	264,233
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (b)	575,000	603,997
				1,504,291
NEW JERSEY 4.2%
Atlantic City
Tax Refunding Bonds Series 2017A	5.00%	03/01/24 (d)	200,000	226,794
Tax Refunding Bonds Series 2017A	5.00%	03/01/25 (d)	300,000	342,162
Tax Refunding Bonds Series 2017A	5.00%	03/01/27 (d)	250,000	286,878
Cranbury Township
GO Refunding Bonds	3.00%	12/01/17	285,000	288,152
GO Refunding Bonds	4.00%	12/01/18	400,000	418,772
Dumont
Refunding Bonds Series 2016	3.00%	07/15/20	365,000	384,575
Refunding Bonds Series 2016	3.00%	07/15/21	375,000	398,723
Refunding Bonds Series 2016	3.00%	07/15/22	400,000	428,160
Refunding Bonds Series 2016	4.00%	07/15/23	330,000	375,811
Refunding Bonds Series 2016	4.00%	07/15/24	300,000	345,132
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/20	250,000	271,878
GO Refunding Bonds Series 2014	4.00%	06/15/21	985,000	1,092,808
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	715,239
GO Refunding Bonds Series 2014	4.00%	06/15/23	500,000	571,630
Gloucester Cnty Improvement Auth
County Guaranteed Refunding RB Series 2012	4.00%	12/01/17	425,000	431,672
County Guaranteed Refunding RB Series 2012	4.00%	12/01/18	465,000	485,953
County Guaranteed Refunding RB Series 2012	4.00%	12/01/19	485,000	516,840

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
County Guaranteed Refunding RB Series 2012	4.00%	12/01/20	510,000	553,768
County Guaranteed Refunding RB Series 2012	4.00%	12/01/22	480,000	535,949
Refunding RB Series 2012	4.00%	12/01/21	355,000	391,089
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/17	1,370,000	1,380,672
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/20	185,000	200,090
Refunding COP Series 2011	4.00%	06/15/21	265,000	291,911
Middlesex Cnty Improvement Auth
County Guaranteed Lease Refunding RB Series 2014A	4.00%	12/15/19	465,000	499,703
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/20	680,000	774,010
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/21	1,030,000	1,205,224
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/22	640,000	766,733
County Guaranteed Refunding RB Series 2011	4.00%	09/15/21	625,000	698,956
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18	85,000	90,596
Montclair Township
School Refunding Bonds Series 2016B	5.00%	10/01/27 (b)	500,000	621,345
School Refunding Bonds Series 2016B	4.00%	10/01/28 (b)	150,000	170,865
Morris Cnty Improvement Auth
County Guaranteed Bonds Series 2012A	3.00%	02/01/19	705,000	730,584
County Guaranteed Bonds Series 2012A	3.00%	02/01/20	695,000	733,739
New Jersey
GO Bonds	5.00%	06/01/24	4,265,000	4,981,605
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19 (g)	2,250,000	2,451,622
Passaic Cnty
GO Refunding Bonds Series 2012	4.00%	02/01/19	500,000	525,620
Passaic Cnty Improvement Auth
Governmental Loan RB Series 2015	4.00%	08/01/17	500,000	502,535
Governmental Loan RB Series 2015	5.00%	08/01/24	505,000	608,384
Princeton
GO Refunding Bond Series 2016	3.00%	01/01/24	600,000	656,610
GO Refunding Bond Series 2016	3.00%	01/01/26	475,000	516,985
				27,469,774
NEW MEXICO 0.5%
Albuquerque Municipal SD #12
GO Bonds Series 2015	5.00%	08/01/23	1,855,000	2,237,742
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19	375,000	394,384
GO Refunding Bonds Series 2010	4.00%	02/01/20	105,000	113,272
Santa Fe Gross Receipts Tax RB
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18	660,000	680,928
				3,426,326
NEW YORK 7.0%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25	250,000	306,247
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/27 (b)	300,000	359,331
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/30 (b)	295,000	344,852

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
East Rockaway
GO Refunding Bonds Series 2016	2.00%	07/15/19	505,000	515,863
GO Refunding Bonds Series 2016	2.00%	07/15/20	520,000	534,758
GO Refunding Bonds Series 2016	3.00%	07/15/21	435,000	467,042
GO Refunding Bonds Series 2016	3.00%	07/15/22	300,000	325,278
GO Refunding Bonds Series 2016	3.00%	07/15/24	535,000	586,569
GO Refunding Bonds Series 2016	3.00%	07/15/25	605,000	662,257
GO Refunding Bonds Series 2016	3.00%	07/15/26	525,000	571,609
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18	210,000	220,263
GO Refunding Bonds Series 2010B	4.00%	12/01/19	125,000	135,103
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18	220,000	233,204
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	568,420
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23	535,000	627,341
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24	425,000	504,186
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (b)	1,000,000	1,174,140
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (b)	250,000	290,695
New York City
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,600,000	1,894,000
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22	2,670,000	3,129,026
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,570,000	1,882,995
GO Bonds Fiscal 2014 Series J	5.00%	08/01/20	3,000,000	3,368,400
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18	900,000	952,209
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20 (b)	200,000	224,248
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (b)(h)	5,535,000	6,154,865
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,700,000	3,276,288
New York State Dormitory Auth
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/20	1,145,000	1,263,943
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/21	485,000	551,833
RB (Cornell Univ) Series 1990B	5.00%	07/01/18	80,000	83,679
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19	1,370,000	1,476,189
State Personal Income Tax RB Series 2014A	5.00%	02/15/18 (g)	10,000	10,294
State Personal Income Tax RB Series 2014A	5.00%	02/15/18	2,990,000	3,078,564
New York State Thruway Auth
General RB Series I	5.00%	01/01/20	500,000	549,660
General RB Series I	5.00%	01/01/21	1,000,000	1,133,630
General Revenue Jr Obligations Series 2013A	4.00%	05/01/19	800,000	845,240
General Revenue Jr Obligations Series 2013A	5.00%	05/01/19	2,500,000	2,688,700
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17 (g)	160,000	163,626
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17	410,000	419,274
Niagara Frontier Transportation Auth
Buffalo Airport Refunding RB Series 2014B	4.00%	04/01/18	450,000	460,849
Buffalo Airport Refunding RB Series 2014B	5.00%	04/01/19	850,000	908,548
North Syracuse CSD
GO Refunding Bonds Series 2012B	4.00%	06/15/17	800,000	801,024
Otsego Cnty Capital Resource Corp
RB (Hartwick College) Series 2015A	5.00%	10/01/21	145,000	157,889

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Scarsdale UFSD
GO Refunding Bonds 2012	4.00%	02/01/19	260,000	273,530
Troy Capital Resource Corp
RB (Rensselaer Polytechnic Institute) Series 2015	5.00%	08/01/24	1,000,000	1,200,090
				45,375,751
NORTH CAROLINA 2.1%
Durham Cnty
COP Series 2009A	4.00%	06/01/18	1,610,000	1,660,232
New Hanover Cnty
GO Bonds Series 2015	5.00%	02/01/24	3,090,000	3,788,958
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28 (b)	605,000	623,664
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21 (h)	5,000,000	5,735,950
Refunding RB (Mission Health) Series 2017	5.00%	10/01/33 (b)(d)	1,500,000	1,782,435
				13,591,239
NORTH DAKOTA 0.2%
Grand Forks
Sales Tax Refunding RB Series 2015D	5.00%	12/15/19	620,000	681,758
Sales Tax Refunding RB Series 2015D	5.00%	12/15/20	395,000	446,220
				1,127,978
OHIO 1.6%
Cleveland-Cuyahoga Cnty Port Auth
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/24	1,110,000	1,312,708
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/44 (b)	1,955,000	2,072,398
Columbus
ULT GO Bonds Series 2011A	5.00%	07/01/18	2,000,000	2,090,420
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23	500,000	584,315
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	500,000	593,510
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25 (b)	1,000,000	1,178,010
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18	1,100,000	1,144,363
General Receipts Bonds Series 2011B	5.00%	06/01/30 (b)	805,000	889,638
Westerville
LT GO Bonds Series 2010	4.00%	12/01/18	365,000	382,129
				10,247,491
OKLAHOMA 0.8%
Norman Regional Hospital Auth
Hospital Refunding RB (Norman Regional Hospital) Series 2016	3.00%	09/01/17	740,000	743,471
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/25	1,190,000	1,457,952
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/26 (b)	1,070,000	1,293,587
Lease RB Series 2014A	4.00%	06/01/27 (b)	1,235,000	1,357,537
				4,852,547

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
OREGON 7.2%
Astoria Hospital Facilities Auth
RB (Columbia Memorial Hospital) Series 2016	4.00%	08/01/46 (b)	1,000,000	1,006,830
Central Lincoln Peoples Utility District
Electric System RB Series 2016	5.00%	12/01/31 (b)	200,000	235,560
Electric System RB Series 2016	5.00%	12/01/33 (b)	120,000	139,945
Clatsop Cnty SD
GO Bonds Series 2017A	0.00%	06/15/37 (a)(b)(e)	2,000,000	886,920
GO Bonds Series 2017A	0.00%	06/15/38 (a)(b)(e)	3,565,000	1,505,785
David Douglas SD #40
GO Refunding Bonds Series 2015	4.00%	12/01/19 (a)	600,000	645,540
Eugene
Refunding Water RB Series 2016	5.00%	08/01/26	265,000	333,344
Refunding Water RB Series 2016	5.00%	08/01/27 (b)	250,000	311,185
Refunding Water RB Series 2016	5.00%	08/01/28 (b)	100,000	123,305
Refunding Water RB Series 2016	5.00%	08/01/29 (b)	200,000	244,566
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (b)	1,625,000	1,770,762
Campus Refunding & RB (Pacific Univ) Series 2014A	5.00%	05/01/40 (b)	3,985,000	4,250,879
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/22	90,000	102,795
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/23	500,000	580,585
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	500,000	588,900
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	500,000	593,760
Kalamath Falls Intercommunity Hospital Auth
Refunding RB (Sky Lakes Med Center) Series 2016	5.00%	09/01/27 (b)	200,000	241,544
Refunding RB (Sky Lakes Med Center) Series 2016	5.00%	09/01/29 (b)	715,000	847,711
Refunding RB (Sky Lakes Med Center) Series 2016	5.00%	09/01/30 (b)	400,000	471,140
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20 (a)	2,195,000	2,388,533
North Clackamas SD #12
GO Bonds Series 2017A	0.00%	06/15/38 (a)(b)(e)	7,500,000	3,133,275
GO Bonds Series 2017A	0.00%	06/15/39 (a)(b)(e)	10,000,000	3,973,900
Oregon Facilities Auth
RB (Legacy Health) Series 2016A	5.00%	06/01/32 (b)	1,000,000	1,162,720
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,303,480
Refunding RB (Samaritan Health Services) Series 2016A	5.00%	10/01/32 (b)	1,500,000	1,694,340
Oregon Health Sciences Univ
RB Series 2017A	5.00%	07/01/34 (b)	1,500,000	1,782,315
RB Series 2017A	5.00%	07/01/42 (b)	1,200,000	1,400,640
RB Series 2017A	4.00%	07/01/46 (b)	1,760,000	1,843,336
Port Morrow
LT GO Bonds Series 2016	5.00%	12/01/29 (b)	340,000	384,574
LT GO Bonds Series 2016	5.00%	12/01/30 (b)	330,000	373,379
LT GO Bonds Series 2016	5.00%	12/01/31 (b)	375,000	422,925
LT GO Bonds Series 2016	5.00%	12/01/36 (b)	1,155,000	1,282,986
Sherwood SD #88J
GO Bonds Series 2017A	0.00%	06/15/37 (a)(b)(e)	4,235,000	1,868,058
GO Bonds Series 2017A	0.00%	06/15/38 (a)(b)(e)	11,000,000	4,612,740
St. Helens SD #502
GO Bonds Series 2017	5.00%	06/15/33 (a)(b)	1,340,000	1,623,852

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Umpqua CCD
GO Bonds Series 2014A	4.00%	06/01/24 (b)	1,290,000	1,357,751
				46,489,860
PENNSYLVANIA 1.5%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20	1,455,000	1,557,781
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries) Series 2015	4.00%	01/01/18	600,000	609,132
Delaware Cnty Auth
RB (Villanova Univ) Series 2015	5.00%	08/01/28 (b)	175,000	207,485
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	4.00%	04/01/18	95,000	97,427
Pennsylvania Intergovernmental Coop Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/18	2,000,000	2,086,620
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20	1,070,000	1,197,287
Pennsylvania Public School Building Auth
RB (Harrisburg SD) Series 2016A	5.00%	12/01/30 (b)	3,500,000	4,094,370
				9,850,102
RHODE ISLAND 0.2%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (b)	1,380,000	1,438,084
SOUTH CAROLINA 0.6%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22	95,000	111,421
Refunding RB Series 2010B	5.00%	03/01/23	445,000	533,443
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/21	1,000,000	1,139,110
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	927,152
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,209,410
				3,920,536
SOUTH DAKOTA 0.1%
South Dakota Building Auth
RB Series 2011	4.00%	06/01/21 (b)	55,000	57,891
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17	100,000	101,730
RB (Sanford Health) Series 2015	5.00%	11/01/27 (b)	250,000	298,492
RB (Sanford Health) Series 2015	5.00%	11/01/28 (b)	250,000	295,708
				753,821
TENNESSEE 1.0%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	650,000	761,326
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	708,726
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (b)	950,000	1,105,781

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Memphis
GO Refunding Bonds Series 2011	5.00%	05/01/20	2,000,000	2,229,380
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21	100,000	108,721
West Knox Utility District
Water & Sewer Refunding RB Series 2016	4.00%	06/01/46 (b)	1,250,000	1,294,012
				6,207,946
TEXAS 8.4%
Arlington ISD
ULT GO Bonds Series 2011A	5.00%	02/15/36 (a)(b)(f)(h)	3,650,000	4,033,797
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (a)	320,000	390,848
ULT GO Refunding Bonds Series 2015	5.00%	08/15/25 (a)	250,000	308,973
Burkburnett ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/18 (a)(b)	250,000	250,255
Centerville ISD
ULT GO Bonds Series 2014	5.00%	08/15/39 (b)(f)(g)	780,000	848,734
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (b)	1,100,000	1,309,869
Sr Lien RB Series 2015A	5.00%	01/01/30 (b)	1,520,000	1,778,339
Collin Cnty
LT GO & Refunding Bonds Series 2009A	4.00%	02/15/19 (h)	695,000	730,744
Dallas Cnty Utility & Reclamation District
GO Refunding Bond Series 2016	5.00%	02/15/28	2,000,000	2,432,140
Dallas-Fort Worth International Airport
RB Series 2013B	5.00%	11/01/38 (b)	2,300,000	2,589,547
RB Series 2014C	5.00%	11/01/22	250,000	295,518
Refunding RB Series 2012B	5.00%	11/01/22 (b)	1,395,000	1,570,072
Denver City ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/18 (a)(b)	1,220,000	1,221,196
ULT GO Refunding Bonds Series 2012	2.00%	02/15/19 (a)(b)	1,775,000	1,776,633
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(b)	930,000	1,052,983
ULT GO Bonds Series 2014	5.00%	08/15/34 (a)(b)	830,000	837,204
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(b)	775,000	924,877
Fort Worth
GO & Parking Revenue Bonds Series 2009	4.45%	03/01/18 (c)	380,000	389,409
Garland ISD
ULT GO Refunding Bonds Series 2012A	3.00%	02/15/23 (a)(b)	1,525,000	1,527,592
Godley ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/15/24 (a)	1,505,000	1,824,858
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23 (a)	205,000	242,964
Houston Community College System
LT GO Refunding Bonds Series 2011	5.00%	02/15/18	1,000,000	1,029,730
Klein ISD
ULT GO Refunding Bonds Series 2009A	4.00%	08/01/17	560,000	563,024

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Lewisville ISD
ULT GO Bonds Series 2014A	2.00%	08/15/19 (a)	250,000	255,923
ULT GO Bonds Series 2014A	4.00%	08/15/20 (a)	745,000	814,531
ULT GO Bonds Series 2014A	4.00%	08/15/22 (a)	950,000	1,078,649
ULT GO Bonds Series 2014A	4.00%	08/15/23 (a)	950,000	1,093,212
Loop ISD
ULT GO Bonds Series 2012	2.00%	02/15/18 (a)(b)	350,000	350,343
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20	1,750,000	1,952,947
Midland ISD
ULT GO Refunding Bonds Series 2011	5.00%	02/15/18 (a)	115,000	118,442
ULT GO Refunding Bonds Series 2011	4.00%	02/15/20 (a)	860,000	929,651
ULT GO Refunding Bonds Series 2012	4.00%	02/15/20 (a)	150,000	162,149
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21	500,000	578,180
Northwest ISD
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/18 (a)(e)	725,000	720,664
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/19 (a)(e)	660,000	649,103
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,990,593
Pharr-San Juan-Alamo ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/01/24 (a)	750,000	908,850
ULT GO Refunding Bonds Series 2015	5.00%	02/01/25 (a)	1,000,000	1,224,490
Plano
GO Refunding RB Series 2011	5.00%	09/01/21	650,000	752,609
Reagan Hospital District
LT GO & RB Series 2014A	4.50%	02/01/24	895,000	970,457
Rockwall ISD
ULT GO Refunding Bonds Series 2012	5.00%	02/15/20 (a)	185,000	204,912
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(b)	450,000	507,249
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(b)	445,000	542,037
Sienna Plantation Levee Improvement District
ULT GO Refunding Bonds Series 2014	4.00%	09/01/24 (b)	500,000	554,060
Spring ISD
ULT Refunding Bonds	5.00%	08/15/23 (a)	720,000	871,114
Sunnyvale ISD
ULT GO Bonds Series 2011	5.00%	02/15/19 (a)	195,000	208,361
ULT GO Bonds Series 2011	3.00%	02/15/20 (a)	110,000	115,744
ULT GO Bonds Series 2011	5.00%	02/15/22 (a)(b)	120,000	136,408
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2016A	5.00%	11/15/31 (b)	500,000	589,630
Tatum ISD
ULT GO Bonds Series 2012	5.00%	02/15/23 (a)(b)	400,000	427,392
Taylor ISD
ULT Refunding GO Bonds Series 2016	5.00%	02/15/23 (a)	710,000	846,838
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (b)	370,000	386,106
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21 (a)	150,000	171,272

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Travis Cnty
LT GO Refunding Bonds Series 2009	5.00%	03/01/18	1,000,000	1,031,460
Trinity River Auth Regional Water System
Revenue & Refunding Bonds Series 2017	3.00%	08/01/26	3,435,000	3,700,938
Whitehouse ISD
ULT GO Refunding Bonds Series 2016	0.00%	02/15/18 (a)(e)	750,000	745,515
Williamson Cnty
LT GO Refunding Bonds Series 2011	5.00%	02/15/21	1,000,000	1,139,750
				54,658,885
UTAH 0.5%
Salt Lake Cnty
Refunding RB (Westminster College) Series 2015	1.00%	10/01/17	350,000	349,185
Refunding RB (Westminster College) Series 2015	5.00%	10/01/18	650,000	677,703
Utah Charter School Financing Auth
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/40 (b)	1,250,000	1,288,300
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/45 (b)	1,055,000	1,082,936
				3,398,124
VERMONT 0.3%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (b)	1,860,000	1,981,607
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Auth
Federal Highway Grant Anticipation RB Series 2015	4.00%	09/01/17	535,000	537,755
VIRGINIA 0.9%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB Series 2010A	4.00%	01/01/19 (h)	455,000	476,017
Henrico Cnty
GO Refunding Bonds Series 2010	5.00%	07/15/17	500,000	502,625
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18 (a)(h)	825,000	869,773
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (b)	220,000	258,907
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (a)	1,400,000	1,565,564
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20 (b)	125,000	132,096
Virginia Small Business Financing Auth
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/20	865,000	960,219
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/22	865,000	1,003,945
				5,769,146
WASHINGTON 3.1%
Adams Cnty Public Hospital District #2
ULT GO Bonds 2014	5.13%	12/01/44 (b)	3,660,000	3,873,488
Bainbridge Island SD #303
ULT GO Bonds Series 2016	4.00%	12/01/34 (a)(b)	350,000	379,152

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Camas SD #117
ULT GO Refunding Bonds 2012	5.00%	12/01/17 (a)	1,850,000	1,889,424
Energy Northwest
Electric Refunding RB Series 2009A	5.25%	07/01/18	1,000,000	1,047,900
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,845,000	2,181,473
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	843,215
Naches Valley SD #JT3
ULT GO Bonds 2014	5.00%	12/01/22 (a)	650,000	768,196
North Kitsap SD #400
ULT GO Bonds Series 2016	4.00%	12/01/33 (a)(b)	630,000	686,114
Ocosta SD #172
ULT GO Bonds 2013	3.13%	12/01/20 (a)	65,000	69,122
ULT GO Bonds 2013	5.00%	12/01/23 (a)	390,000	469,700
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2012A	5.00%	10/01/42 (b)	2,750,000	3,047,687
Washougal SD #112-6
ULT GO Refunding Bonds 2012	5.00%	12/01/18 (a)	2,390,000	2,537,152
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/19	745,000	794,498
ULT GO Bonds 2013	5.00%	12/01/20	720,000	782,438
ULT GO Bonds 2013	5.00%	12/01/22	460,000	511,998
				19,881,557
WISCONSIN 2.2%
Wisconsin
COP Series 2014B	5.00%	09/01/20	605,000	673,879
COP Series 2014B	5.00%	09/01/21 (b)	200,000	225,894
Wisconsin Health & Educational Facilities Auth
RB (Beloit College) Series 2016	5.00%	07/01/36 (b)	615,000	668,511
RB (Beloit College) Series 2016	5.00%	07/01/39 (b)	1,540,000	1,662,969
RB (Children's Hospital of Wisconsin) Series 2008B	4.20%	08/15/18	75,000	77,917
RB (Thedacare) Series 2015	5.00%	12/15/21	250,000	288,793
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,233,528
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,218,950
Refunding RB (Ministry Health) Series 2012C	5.00%	08/15/32 (b)(f)(g)	6,940,000	8,237,155
				14,287,596
Total Fixed-Rate Obligations
(Cost $585,038,983)				610,368,557

Variable-Rate Obligations 6.3% of net assets
ALABAMA 0.1%
Birmingham
GO Bonds Series 2013A	5.00%	03/01/43 (b)	500,000	563,400
COLORADO 0.1%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C-7	0.93%	09/01/17 (a)(b)(c)	700,000	700,000

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
CONNECTICUT 1.1%
Connecticut
GO Bonds Series 2011C	1.88%	05/15/19	5,000,000	5,021,850
GO Bonds Series 2012A	2.03%	04/15/20 (h)	1,000,000	1,007,380
GO Bonds Series 2012D	1.55%	09/15/18	1,000,000	1,000,840
				7,030,070
DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	1.53%	12/01/17 (b)	3,240,000	3,241,944
FLORIDA 0.2%
Escambia Cnty
Pollution Control Refunding RB (Gulf Power) Series 1997	2.10%	07/01/22 (b)	1,000,000	1,015,170
MASSACHUSETTS 0.2%
Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010A2	0.78%	01/01/37 (a)(b)	1,500,000	1,500,000
MICHIGAN 0.0%
Michigan Hospital Finance Auth
RB (Ascension Health) Series 1999B3	0.95%	11/15/33 (b)(f)(g)	65,000	64,973
NEW JERSEY 0.2%
New Jersey Housing & Mortgage Finance Agency
M/F Conduit RB (Aspen Riverpark Apts) Series 2016N	1.20%	10/01/19 (b)	1,250,000	1,251,475
NEW YORK 1.0%
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2010 Series A1	0.82%	05/01/34 (a)(b)	6,600,000	6,600,000
OREGON 1.3%
Beaverton SD #48J
GO Bonds Series 2017D	0.00%	06/15/35 (a)(b)(e)	2,500,000	2,843,475
GO Bonds Series 2017D	0.00%	06/15/36 (a)(b)(e)	2,500,000	2,837,525
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(b)(e)	340,000	313,113
GO Bonds Series 2017	0.00%	06/15/30 (a)(b)(e)	300,000	274,317
GO Bonds Series 2017	0.00%	06/15/31 (a)(b)(e)	300,000	272,904
GO Bonds Series 2017	0.00%	06/15/32 (a)(b)(e)	350,000	316,649
GO Bonds Series 2017	0.00%	06/15/33 (a)(b)(e)	520,000	467,600
GO Bonds Series 2017	0.00%	06/15/34 (a)(b)(e)	350,000	313,313
GO Bonds Series 2017	0.00%	06/15/35 (a)(b)(e)	410,000	365,453
				8,004,349
SOUTH CAROLINA 0.4%
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.38%	04/01/27 (b)	2,620,000	2,671,142

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
TEXAS 1.2%
Gulf Coast IDA
RB (ExxonMobil) Series 2012	0.75%	11/01/41 (b)	7,900,000	7,900,000
Total Variable-Rate Obligations
(Cost $39,944,750)				40,542,523

End of Investments.

At 05/31/17, the tax basis cost of the fund's investments was $624,983,733 and the unrealized appreciation and depreciation were $26,711,287 and ($783,940), respectively, with a net unrealized appreciation of $25,927,347.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,089,409 or 0.2% of net assets.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Zero coupon bond.
(f)	Refunded bond.
(g)	Escrowed with U.S. Government debt.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN –	Bond anticipation note
CCD –	Community college district
COP –	Certificate of participation
CSD –	Central school district
GO –	General obligation
HFA –	Housing finance agency/authority
HSD –	High school district
IDA –	Industrial development agency/authority
ISD –	Independent school district
LT –	Limited tax
M/F –	Multi-family
PFC –	Passenger facility charge
RB –	Revenue bond
RDA –	Redevelopment agency
SD –	School district
S/F –	Single-family
UFSD –	Union free school district
UHSD –	Union high school district
ULT –	Unlimited tax
USD –	Unified school district

The following is a summary of the inputs used to value the fund's investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$612,326,452	$—	$612,326,452
Variable-Rate Obligations[1]	—	38,584,628	—	38,584,628
Total	$—	$650,911,080	$—	$650,911,080
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
94.4%	Fixed-Rate Obligations	380,053,621	399,529,174
4.6%	Variable-Rate Obligations	19,300,816	19,515,173
99.0%	Total Investments	399,354,437	419,044,347
1.0%	Other Assets and Liabilities, Net		4,169,600
100.0%	Net Assets		423,213,947

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 94.4% of net assets
CALIFORNIA 94.0%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20 (a)	2,870,000	3,048,973
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28 (b)	235,000	267,503
Refunding RB (Episcopal Sr Communities) Series 2012B	4.00%	07/01/17	1,580,000	1,583,413
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20	530,000	581,474
Alameda Cnty Jt Powers Auth
Lease RB Series 2013A	5.25%	12/01/25 (b)	665,000	815,270
Lease RB Series 2013A	5.25%	12/01/26 (b)	225,000	274,070
Alameda Cnty Transportation Commission
Sales Tax RB Series 2014	5.00%	03/01/21	500,000	573,565
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (b)	2,210,000	2,622,010
Alum Rock Union Elementary SD
GO Refunding Bonds 2015	5.00%	08/01/25	600,000	742,764
GO Refunding Bonds 2015	5.00%	08/01/27 (b)	795,000	961,815
American Canyon Finance Auth
Refunding RB Series 2015	3.00%	09/02/17	500,000	502,510
Refunding RB Series 2015	3.00%	09/02/18	415,000	424,308
Refunding RB Series 2015	3.00%	09/02/19	530,000	549,848
Refunding RB Series 2015	4.00%	09/02/20	445,000	480,471
Refunding RB Series 2015	5.00%	09/02/21	270,000	311,553
Refunding RB Series 2015	5.00%	09/02/22	595,000	700,333
Refunding RB Series 2015	5.00%	09/02/23	625,000	749,831
Refunding RB Series 2015	5.00%	09/02/25	690,000	850,052
Anaheim Housing & Public Improvement Auth
Water System RB Series 2016A	5.00%	10/01/41 (b)	1,000,000	1,128,010
Water System RB Series 2016A	5.00%	10/01/46 (b)	2,150,000	2,425,221
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21	105,000	119,502
Lease RB Series 2014A	5.00%	05/01/22	375,000	436,024
1

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Lease RB Series 2014A	5.00%	05/01/23	500,000	592,715
Lease RB Series 2014A	5.00%	05/01/25 (b)	1,000,000	1,205,820
Lease Refunding RB Series 2008	4.50%	08/01/17	115,000	115,725
Antelope Valley CCD
GO Bonds Series A	5.25%	08/01/42 (b)	750,000	916,740
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (b)	900,000	1,080,045
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (c)	805,000	650,504
GO Bonds Series 2017	0.00%	08/01/34 (b)(c)	8,060,000	4,297,189
California
Economic Recovery Refunding Bonds Series 2009A	5.00%	07/01/20 (b)(d)(e)	5,000,000	5,427,550
GO Bonds	5.63%	05/01/18 (b)	25,000	25,100
GO Bonds	5.00%	09/01/18	3,000,000	3,157,380
GO Bonds	5.50%	04/01/19	950,000	1,030,360
GO Bonds	5.00%	11/01/19	2,425,000	2,662,941
GO Bonds	5.00%	09/01/20	2,560,000	2,887,168
GO Bonds	5.00%	11/01/24 (b)	750,000	848,707
GO Bonds	5.00%	09/01/25 (b)	2,515,000	3,033,769
GO Bonds	5.00%	11/01/25 (b)	255,000	288,561
GO Bonds	6.50%	04/01/33 (b)	1,425,000	1,570,663
GO Bonds	6.00%	11/01/35 (b)	4,190,000	4,693,722
GO Bonds	5.00%	09/01/36 (b)	2,435,000	2,802,515
GO Bonds	5.00%	09/01/42 (b)	2,000,000	2,284,680
GO Refunding Bonds	5.00%	09/01/21	1,280,000	1,486,106
GO Refunding Bonds	5.00%	09/01/26	2,750,000	3,458,400
GO Refunding Bonds	5.25%	10/01/32 (b)	2,160,000	2,495,621
GO Refunding Bonds Series 2017	5.00%	08/01/32 (b)	2,000,000	2,403,640
California Dept of Water Resources
Power Supply RB Series 2010M	4.00%	05/01/19	750,000	795,015
California Educational Facilities Auth
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	2,000,000	2,521,700
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17	1,230,000	1,245,080
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18	680,000	717,237
California Health Facilities Financing Auth
Insured RB (Casa Milagro) Series 2011A	5.25%	02/01/20 (a)	145,000	160,775
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/21 (a)	250,000	287,635
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (a)	175,000	210,317
RB (City of Hope) Series 2012A	5.00%	11/15/21	325,000	375,746
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17	750,000	758,317
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18 (a)	125,000	132,906
RB (Providence Health & Services) Series 2014A	5.00%	10/01/21	700,000	812,301
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/20 (a)	175,000	196,464
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (a)	375,000	439,830
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/23 (a)	100,000	118,918
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(b)	200,000	239,078
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(b)	800,000	934,600
California Infrastructure & Economic Development Bank
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/23	785,000	945,532
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (b)	1,635,000	1,993,474
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18 (e)	775,000	798,552
2

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20 (e)	245,000	273,716
RB (Univ of Southern California) Series 2010	5.00%	12/01/19	470,000	518,227
RB (Univ of Southern California) Series 2010	3.25%	12/01/21 (b)	750,000	803,872
RB (Univ of Southern California) Series 2010	5.00%	12/01/23 (b)	670,000	757,415
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (b)	950,000	1,085,422
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (b)	250,000	300,668
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (b)	330,000	393,301
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (b)	350,000	414,494
California Municipal Finance Auth
RB (Univ of the Pacific) Series 2016	5.00%	11/01/41 (b)	600,000	660,606
RB (Univ of the Pacific) Series 2016	5.00%	11/01/48 (b)	1,000,000	1,101,010
RB (University of La Verne) Series 2017A	5.00%	06/01/27	1,000,000	1,229,200
RB (University of La Verne) Series 2017A	5.00%	06/01/29 (b)	1,000,000	1,205,350
Refunding RB (Biola University) Series 2017	5.00%	10/01/25	305,000	368,788
Refunding RB (Biola University) Series 2017	5.00%	10/01/27	860,000	1,050,533
Refunding RB (Biola University) Series 2017	5.00%	10/01/28 (b)	520,000	628,893
Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (a)	360,000	445,921
Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (a)	350,000	435,214
Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(b)	1,040,000	1,224,714
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(b)	250,000	303,135
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(b)	575,000	686,032
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(b)	250,000	298,275
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(b)	250,000	296,568
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/20	250,000	274,085
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/21	410,000	457,691
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (b)	425,000	474,827
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (b)	1,000,000	1,089,720
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26 (b)(d)(e)	1,000,000	1,178,900
Lease RB Series 2011C	5.75%	10/01/31 (b)	1,000,000	1,174,420
Lease RB Series 2011D	5.00%	12/01/22 (b)	1,000,000	1,159,630
Lease RB Series 2012A	5.00%	04/01/23 (b)	2,050,000	2,390,607
Lease RB Series 2013I	5.00%	11/01/19	1,250,000	1,372,650
Lease RB Series 2013I	5.00%	11/01/20	1,335,000	1,511,487
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,229,110
Lease Refunding RB Series 2012C	5.00%	06/01/18	1,500,000	1,563,345
California Statewide Communities Development Auth
RB (Cottage Health) Series 2010	5.00%	11/01/17	325,000	330,636
RB (Cottage Health) Series 2010	5.00%	11/01/18	350,000	369,639
RB (Cottage Health) Series 2015	4.00%	11/01/18	100,000	104,208
RB (Cottage Health) Series 2015	4.00%	11/01/19	200,000	213,660
RB (Cottage Health) Series 2015	5.00%	11/01/20	100,000	112,586
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (b)	800,000	922,688
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (b)	700,000	799,729
RB (St. Joseph Health) Series 2000	4.50%	07/01/18 (e)	870,000	887,409
RB (Sutter Health) Series 2011A	6.00%	08/15/42 (b)	875,000	999,530
RB (The Redwoods) Series 2013	3.00%	11/15/17 (a)	325,000	328,315
RB (The Redwoods) Series 2013	4.00%	11/15/19 (a)	150,000	160,898
RB (The Redwoods) Series 2013	4.00%	11/15/20 (a)	125,000	137,024
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/29 (b)	555,000	651,320
3

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (b)	1,250,000	1,440,800
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	340,278
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (b)	440,000	503,444
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	626,664
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	465,932
Senior Living Health Facility RB (LA Jewish Home for the Aging) Series 2014C	2.50%	08/01/20 (a)(b)	3,500,000	3,508,645
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (b)(d)(e)	1,300,000	1,658,423
Centralia SD
GO Refunding Bonds Series 2012	4.00%	08/01/21	100,000	112,088
GO Refunding Bonds Series 2012	4.00%	08/01/24 (b)	75,000	84,566
Citrus Heights Water District
Revenue Refunding COP Series 2010	4.00%	10/01/20	120,000	131,564
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22	465,000	543,343
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (b)	1,060,000	1,272,212
Colton Joint USD
GO Refunding Bonds Series 2016	5.00%	02/01/31 (b)	500,000	592,560
GO Refunding Bonds Series 2016	5.00%	02/01/32 (b)	635,000	749,313
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/28 (b)	3,695,000	4,347,611
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (b)	250,000	315,418
GO Refunding Bonds Series 2016F	5.50%	06/01/29 (b)	500,000	627,140
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (b)	500,000	624,410
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (b)	750,000	933,750
Contra Costa CCD
GO Bonds Series 2014A	4.00%	08/01/26 (b)	125,000	141,859
GO Refunding Bonds Series 2011	5.00%	08/01/22 (b)	975,000	1,124,448
Contra Costa Transportation Auth
Sales Tax RB Series 2015A	4.00%	03/01/26 (b)	950,000	1,090,448
Sales Tax RB Series 2015A	5.00%	03/01/27 (b)	310,000	381,880
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014A	5.00%	08/01/26 (b)	380,000	456,646
GO Refunding Bonds Series 2014B	5.00%	08/01/22	245,000	288,733
GO Refunding Bonds Series 2014B	5.00%	08/01/23	2,005,000	2,409,529
Covina-Valley USD
GO Bonds Series C	4.00%	08/01/41 (b)	1,360,000	1,432,529
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23 (b)	190,000	219,254
GO Refunding Bonds Series 2011A	5.00%	08/01/24 (b)	285,000	328,881
Discovery Bay Public Financing Auth
Enterprise RB (Water & Wastewater) Series 2017	5.00%	12/01/25	225,000	279,540
Enterprise RB (Water & Wastewater) Series 2017	5.00%	12/01/26	240,000	299,618
Enterprise RB (Water & Wastewater) Series 2017	5.00%	12/01/27	250,000	315,218
Enterprise RB (Water & Wastewater) Series 2017	4.00%	12/01/47 (b)	2,000,000	2,051,820
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (b)	475,000	563,269
El Camino CCD
GO Bonds Series 2012C	0.00%	08/01/22 (c)	555,000	510,089
4

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
El Dorado Irrigation District
Refunding RB Series 2014A	5.00%	03/01/19	85,000	91,078
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/21	450,000	515,596
Special Tax RB Series 2015	5.00%	09/01/22	450,000	525,582
Special Tax RB Series 2015	5.00%	09/01/23	775,000	921,963
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (b)(c)	1,000,000	294,090
GO Refunding Bonds Series 2014	4.00%	08/01/21	125,000	138,911
GO Refunding Bonds Series 2014	5.00%	08/01/22	800,000	942,800
GO Refunding Bonds Series 2014	5.00%	08/01/23	900,000	1,081,584
Fresno
Airport Refunding RB Series 2013A	4.00%	07/01/20	300,000	324,117
Airport Refunding RB Series 2013A	5.00%	07/01/22	350,000	408,251
Fresno Jt Powers Financing Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	1,030,421
Lease Refunding RB Series 2017A	5.00%	04/01/28 (b)	1,415,000	1,718,574
Garden Grove USD
GO Bonds Series C	5.00%	08/01/27 (b)	470,000	563,549
GO Bonds Series C	5.00%	08/01/28 (b)	50,000	59,663
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,440,862
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	2,062,210
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/21	340,000	394,971
Refunding COP Series 2014A	5.00%	12/01/22	375,000	444,510
Refunding COP Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,204,300
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/24	860,000	982,980
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	908,927
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/26	740,000	852,798
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/28 (b)	1,165,000	1,405,246
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (b)	730,000	873,533
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,247,599
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30 (b)	1,000,000	1,094,970
Healdsburg School Facilities Financing Auth
GO RB Series 2014	5.00%	07/15/22	100,000	118,660
GO RB Series 2014	5.00%	07/15/24	150,000	184,935
Healdsburg USD
GO Bonds Series 2012C	0.00%	08/01/28 (b)(c)	275,000	194,752
GO Bonds Series 2012C	0.00%	08/01/29 (b)(c)	600,000	403,512
GO Bonds Series 2012C	0.00%	08/01/31 (b)(c)	225,000	134,566
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/18	425,000	450,113
Electric System Refunding RB Series 2011D	5.00%	11/01/20	750,000	850,597
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (b)	2,430,000	2,934,346
5

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,278,852
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (b)	1,250,000	1,493,600
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	604,240
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/27	500,000	609,355
Inglewood USD
GO Bonds Series A	5.00%	08/01/17	155,000	156,096
GO Bonds Series A	6.25%	08/01/37 (b)	1,085,000	1,333,964
Irvine
Limited Obligation Improvement Bonds (Reassessment District #15-1)	4.00%	09/02/17	355,000	357,812
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/19	475,000	515,118
Special Tax RB Series 2014A	5.00%	09/01/20	550,000	613,734
Kern Cnty
Refunding COP Series 2011A	5.00%	11/01/17	1,460,000	1,484,455
Refunding COP Series 2011A	5.00%	11/01/18	1,235,000	1,303,221
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,591,324
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/28 (b)	1,000,000	1,212,950
Refunding RB Series 2016A	5.00%	05/01/29 (b)	1,000,000	1,202,850
Refunding RB Series 2016A	5.00%	05/01/30 (b)	1,500,000	1,793,190
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds (Housing Program) Series 2017	4.00%	08/01/26	1,360,000	1,561,892
Tax Allocation Refunding Bonds (Housing Program) Series 2017	5.00%	08/01/29 (b)	820,000	975,095
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/19	450,000	480,892
Wastewater Refunding RB Series 2012A	4.00%	10/01/20	350,000	382,764
Wastewater Refunding RB Series 2012A	4.00%	10/01/21	425,000	473,951
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,154,002
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20	4,950,000	5,479,155
Wastewater System Sub RB Series 2017A	5.00%	06/01/34 (b)	1,500,000	1,821,105
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18	150,000	154,827
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22	440,000	499,294
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33 (b)(d)(e)	1,545,000	1,714,842
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	4.00%	09/01/18	830,000	861,581
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,692,047
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (b)	4,430,000	5,251,012
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	750,000	863,197
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	1,000,000	1,168,350
Special Tax Refunding Bonds Series 2014	5.00%	09/01/24	1,250,000	1,477,787
Los Angeles Dept of Airports
Sub RB Series 2010B	5.00%	05/15/21 (b)	30,000	33,414
6

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles Dept of Water & Power
Power System RB Series 2011A	5.00%	07/01/18	3,380,000	3,534,297
Power System RB Series 2012A	5.00%	07/01/29 (b)	215,000	250,782
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (b)	1,450,000	1,705,171
Refunding RB Series 2011B	5.00%	08/01/24 (b)	1,000,000	1,154,850
Refunding RB Series 2015A	5.00%	08/01/26 (b)	850,000	1,055,096
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/30 (b)	650,000	752,323
Lease RB Series 2014A	5.00%	05/01/31 (b)	1,100,000	1,267,618
Lease RB Series 2014A	5.00%	05/01/32 (b)	2,635,000	3,025,718
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/20	2,065,000	2,324,942
Los Gatos
COP 2010	5.00%	08/01/21 (b)	500,000	545,945
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/17	855,000	857,975
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (b)	2,205,000	2,628,647
Malibu
COP Series 2009A	4.00%	07/01/17 (e)	100,000	100,267
COP Series 2009A	4.00%	07/01/18 (e)	75,000	77,600
COP Series 2009A	5.00%	07/01/20 (b)(e)	75,000	81,397
Menlo Park Successor Redevelopment Agency
Tax Allocation Refunding Bonds (Las Pulgas) 2015	5.00%	10/01/25	575,000	709,021
Modesto Irrigation District
Electric System Refunding RB Series 2012A	5.00%	07/01/17	100,000	100,362
Electric System Refunding RB Series 2012A	5.00%	07/01/19	200,000	216,972
Moraga
COP 2013	4.00%	04/01/18	120,000	122,969
COP 2013	4.00%	04/01/25 (b)	145,000	164,785
COP 2013	5.00%	04/01/26 (b)	310,000	365,168
COP 2013	5.00%	04/01/27 (b)	430,000	501,720
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/18	1,100,000	1,160,764
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	951,410
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19	420,000	454,339
RB Series 2011A	5.00%	08/01/20	200,000	222,638
RB Series 2011A	5.00%	08/01/21	550,000	628,892
RB Series 2011A	5.75%	08/01/40 (b)	700,000	807,982
Mt. Diablo USD Community Facilities District #1
Special Tax Refunding Bonds Series 2016	5.00%	08/01/23	380,000	460,902
Special Tax Refunding Bonds Series 2016	5.00%	08/01/24	375,000	462,664
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	2,100,000	2,432,598
Northern California Transmission Agency
Refunding RB Series 2016A	5.00%	05/01/34 (b)	1,000,000	1,180,290
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (b)	1,000,000	1,180,920
7

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (b)	620,000	732,759
Sewer Refunding RB Series 2014A	5.00%	06/15/27 (b)	390,000	468,554
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	4.00%	09/01/18	500,000	518,260
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19	3,050,000	3,307,603
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20	1,900,000	2,120,172
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	594,465
GO Bonds Series 2015A	5.00%	08/01/23	700,000	849,954
GO Bonds Series 2015A	5.00%	08/01/24	600,000	740,262
GO Bonds Series 2015A	5.00%	08/01/25	150,000	186,947
GO Bonds Series 2016A	4.00%	08/01/36 (b)	1,000,000	1,072,130
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (b)	2,000,000	2,400,600
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	655,000	779,208
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	723,738
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	274,118
Orange Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21	450,000	514,530
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	1,000,000	1,194,160
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,121,892
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (b)	1,365,000	1,611,205
GO Bonds Series D	5.00%	08/01/32 (b)	1,490,000	1,750,348
GO Bonds Series D	5.00%	08/01/33 (b)	1,685,000	1,969,967
Pacifica
Refunding COP 2016	5.00%	01/01/24	250,000	299,625
Refunding COP 2016	5.00%	01/01/26	300,000	368,265
Refunding COP 2016	4.00%	01/01/34 (b)	995,000	1,065,118
Palm Desert Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017A	5.00%	10/01/27 (b)	600,000	734,430
Tax Allocation Refunding Bonds Series 2017A	5.00%	10/01/30 (b)	350,000	418,267
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (b)	2,500,000	3,031,175
Palo Alto
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/27 (b)	440,000	491,361
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/30 (b)	170,000	187,852
Palomar CCD
GO Bonds Series 2006D	5.00%	08/01/27	225,000	287,847
GO Bonds Series 2006D	5.00%	08/01/29 (b)	450,000	566,316
GO Bonds Series 2006D	5.00%	08/01/30 (b)	500,000	623,420
GO Bonds Series 2006D	5.00%	08/01/31 (b)	400,000	493,892
Palomar Health
Refunding RB Series 2016	3.00%	11/01/17	500,000	502,680
Refunding RB Series 2016	4.00%	11/01/18	530,000	545,630
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (b)	750,000	922,477
Pasadena USD
GO Refunding Bonds Series 2016B	4.00%	08/01/34 (b)	2,000,000	2,152,540
8

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (b)	1,000,000	1,247,580
Lease Refunding RB Series 2016	5.25%	09/01/33 (b)	1,000,000	1,203,820
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (e)	615,000	738,240
Pomona USD
GO Bonds Series 2008G	0.00%	08/01/33 (b)(c)	1,000,000	548,500
GO Bonds Series 2008G	0.00%	08/01/35 (b)(c)	1,000,000	496,560
Reedley
Water Refunding RB Series 2017	4.00%	09/01/23	500,000	563,895
Water Refunding RB Series 2017	4.00%	09/01/24	495,000	561,483
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	653,783
Water Refunding RB Series 2017	5.00%	09/01/26	570,000	693,314
Water Refunding RB Series 2017	5.00%	09/01/27	600,000	735,270
Riverside CCD
GO Bonds Series 2015E	0.00%	08/01/29 (b)(c)	735,000	481,506
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.00%	06/01/18	800,000	834,056
Sales Tax RB Series 2013A	5.25%	06/01/24 (b)	710,000	873,485
Riverside County Public Finance Auth
Tax Allocation RB (Area #1, Desert Communities & I-215 Corridor) Series 2015A	5.00%	11/01/24	1,000,000	1,224,320
Tax Allocation RB (Area #1, Desert Communities & I-215 Corridor) Series 2015A	5.00%	11/01/25	1,200,000	1,485,240
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (b)	300,000	357,609
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (b)	1,000,000	1,148,720
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (b)	1,000,000	1,139,090
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/18	4,000,000	4,110,320
Sacramento City USD
GO Refunding Bonds 2015	5.00%	07/01/18	75,000	78,424
Sacramento Municipal Utility District
Electric Refunding RB Series 2016D	5.00%	08/15/28	1,000,000	1,284,760
Salinas UHSD
GO BAN	0.00%	08/01/20 (b)(c)	2,000,000	1,896,060
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36 (b)	1,675,000	1,944,625
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	836,277
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	657,745
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	421,428
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (b)	1,000,000	1,188,380
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2013A	5.00%	07/01/23	225,000	268,675
San Diego Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/18	1,000,000	1,026,990
Lease Refunding RB Series 2012A	5.00%	04/15/19	1,000,000	1,073,770
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20	900,000	978,714
Lease Refunding RB Series 2010A	5.00%	09/01/20	745,000	838,423
Sr Sewer Refunding RB Series 2015	5.00%	05/15/25	2,000,000	2,507,040
9

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Diego Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016A	5.00%	09/01/29 (b)	500,000	602,290
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	351,156
Refunding RB Series 2013A	5.00%	09/01/23	550,000	654,296
Refunding RB Series 2013A	5.00%	09/01/25 (b)	1,145,000	1,338,986
San Diego USD
GO Refunding Bonds Series 2005C2	5.50%	07/01/21	1,790,000	2,105,989
San Francisco
COP Series 2009A	5.00%	04/01/21 (b)	3,325,000	3,562,505
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21	450,000	523,318
Refunding RB Series 2012A	5.00%	05/01/26 (b)	340,000	397,786
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35 (b)(d)(e)	2,565,000	2,583,160
San Francisco Municipal Transportation Agency
RB Series 2014	5.00%	03/01/25 (b)	450,000	548,496
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19	2,535,000	2,726,621
Water RB Series 2010F	5.50%	11/01/30 (b)(d)(e)	1,525,000	1,757,151
Water RB Series 2011A	5.00%	11/01/20	2,360,000	2,680,795
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	415,000	495,498
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (b)	300,000	361,104
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (b)	365,000	435,233
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/27 (b)	390,000	460,988
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (b)	405,000	474,960
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (b)	430,000	500,709
San Gorgonio Memorial Healthcare District
GO Refunding Bonds Series 2014	5.00%	08/01/21	275,000	313,968
GO Refunding Bonds Series 2014	5.00%	08/01/22	500,000	583,430
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (b)	1,205,000	1,438,095
GO Bonds Series 2017	5.00%	08/01/35 (b)	1,640,000	1,952,453
GO Bonds Series 2017	5.00%	08/01/36 (b)	925,000	1,096,735
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/19	140,000	147,295
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/20	300,000	322,500
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/21	350,000	396,935
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	404,649
San Jose
Airport RB Series 2011A2	5.00%	03/01/19	110,000	117,845
Airport Refunding RB Series 2014C	5.00%	03/01/30 (b)	490,000	568,170
San Luis Obispo Cnty CCD
GO Bonds Series 2014A	5.00%	08/01/27 (b)	235,000	288,733
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2008A	4.00%	07/15/17 (e)	125,000	125,493
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/17	1,840,000	1,855,106
GO Refunding Bonds Series 2012	4.00%	09/01/19	1,960,000	2,097,572
10

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/21	125,000	143,915
Lease RB Series 2014	5.00%	08/01/22	165,000	193,860
Lease RB Series 2014	3.00%	08/01/24	175,000	188,813
Lease RB Series 2014	5.00%	08/01/25 (b)	175,000	210,774
Lease RB Series 2014	5.00%	08/01/26 (b)	165,000	197,479
Lease RB Series 2014	5.00%	08/01/27 (b)	320,000	379,546
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36 (b)(d)(e)	900,000	1,022,130
Tax Allocation Refunding Bonds Series 2016A	4.00%	09/01/36 (b)	750,000	791,527
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (b)	2,170,000	2,448,715
Santa Monica Successor Redevelopment Agency
Tax Allocation Bonds Series 2011	5.88%	07/01/36 (b)	230,000	268,566
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17	115,000	115,828
GO Bonds Series B	5.00%	08/01/19	75,000	81,737
Sausalito Marin City SD
GO Refunding Bonds 2015	5.00%	08/01/26 (b)	90,000	111,761
GO Refunding Bonds 2015	5.00%	08/01/27 (b)	210,000	258,550
Sequoia UHSD
GO Refunding Bonds 2014	5.00%	07/01/23	1,160,000	1,407,625
Simi Valley USD
GO Bonds Series 2017	5.00%	08/01/27	1,500,000	1,917,390
Sonoma-Marin Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18	500,000	515,885
Sales Tax RB Series 2011A	5.00%	03/01/20	500,000	555,120
South Bay USD
GO Bonds Series 2012B	0.00%	08/01/33 (b)(c)	200,000	110,538
GO Bonds Series 2012B	0.00%	08/01/34 (b)(c)	250,000	131,238
GO Bonds Series 2012B	0.00%	08/01/35 (b)(c)	250,000	125,100
GO Bonds Series 2012B	0.00%	08/01/36 (b)(c)	350,000	167,391
GO Bonds Series 2012B	0.00%	08/01/37 (b)(c)	450,000	205,349
GO Bonds Series 2012B	0.00%	08/01/38 (b)(c)	1,000,000	431,900
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21	4,505,000	5,075,513
Water Refunding RB Series 2016A	5.00%	07/01/34 (b)	390,000	465,886
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25 (b)	2,375,000	2,660,404
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	710,716
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	746,150
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	781,130
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	818,623
Tustin Community Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	09/01/34 (b)	1,000,000	1,067,710
Tax Allocation Refunding Bonds Series 2016	4.00%	09/01/35 (b)	895,000	953,381
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (b)(d)(e)	950,000	1,140,693
11

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Univ of California
General RB Series 2011AB	3.00%	05/15/18	565,000	577,492
Limited Project RB Series 2012G	5.00%	05/15/42 (b)	3,000,000	3,427,230
Medical Center Pooled RB Series 2013J	5.00%	05/15/18	100,000	104,061
Medical Center Pooled RB Series 2013J	5.00%	05/15/19	100,000	108,078
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	915,000	974,576
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,740,000	1,993,100
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32 (b)	1,875,000	2,123,194
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	396,141
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	561,091
GO Refunding Bonds Series 2016B	5.00%	08/01/27 (b)	390,000	480,893
GO Refunding Bonds Series 2016B	5.00%	08/01/28 (b)	515,000	629,278
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (b)	595,000	714,994
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (b)	635,000	758,565
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18	70,000	72,062
Revenue COP Series 2011	5.00%	06/01/20	275,000	304,684
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17	2,050,000	2,050,000
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18	145,000	148,071
Water RB Series 2011	4.15%	03/01/19	130,000	136,830
Water RB Series 2011	4.65%	03/01/21	115,000	128,683
Yuba CCD
GO Series 2007B	0.00%	08/01/44 (b)(c)(d)(e)	1,000,000	259,070
				397,617,491
GUAM 0.3%
Guam Power Auth
RB Series 2014A	5.00%	10/01/28 (b)	1,245,000	1,393,628
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Auth
Federal Highway Grant Anticipation RB Series 2015	5.00%	09/01/18	500,000	518,055
Total Fixed-Rate Obligations
(Cost $380,053,621)				399,529,174

Variable-Rate Obligations 4.6% of net assets
CALIFORNIA 4.6%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1	1.68%	04/01/45 (b)	5,000,000	5,025,350
Toll Bridge RB Series 2007A1	1.48%	04/01/47 (b)	1,000,000	1,006,010
Toll Bridge RB Series 2014C	1.88%	04/01/47 (b)	2,500,000	2,530,300
Toll Bridge RB Series 2014E	2.00%	04/01/34 (b)	500,000	512,125
California
GO Bonds	4.00%	12/01/27 (b)	500,000	501,360
GO Bonds	3.00%	12/01/32 (b)	3,200,000	3,318,752
12

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Refunding Bonds 2012B	1.68%	05/01/18 (b)	1,000,000	1,002,080
GO Refunding Bonds 2012B	1.93%	05/01/20 (b)	1,000,000	1,009,310
California Health Facilities Financing Auth
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43 (b)	2,000,000	2,175,480
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (b)	200,000	234,406
California Infrastructure & Economic Development Bank
Refunding RB (PG&E) Series 2009A	0.69%	11/01/26 (a)(b)	700,000	700,000
Southern California Metropolitan Water District
Water Refunding RB Series 2015A2	0.72%	07/01/35 (b)	1,500,000	1,500,000
Total Variable-Rate Obligations
(Cost $19,300,816)				19,515,173

End of Investments.

At 05/31/17, the tax basis cost of the fund's investments was $399,365,169 and the unrealized appreciation and depreciation were $20,105,272 and ($426,094), respectively, with a net unrealized appreciation of $19,679,178.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond.
(d)	Refunded bond.
(e)	Escrowed with U.S. Government debt.

BAN –	Bond anticipation note
CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
RB –	Revenue bond
SD –	School district
S/F –	Single-family
UHSD –	Union high school district
USD –	Unified school district

The following is a summary of the inputs used to value the fund's investments as of May 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$399,529,174	$—	$399,529,174
Variable-Rate Obligations[1]	—	19,515,173	—	19,515,173
Total	$—	$419,044,347	$—	$419,044,347
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2017.
13

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89446MAY17
14

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	July 18, 2017

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	July 18, 2017